SEC Registration Nos.
Nos. 811-04000 and 002-90309

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 73            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 74                         XX

Calvert Variable Products, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	On April 30, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert VP Portfolios Prospectus
Calvert VP Index Portfolios
April 30, 2012

TABLE OF CONTENTS

		Page
PORTFOLIO SUMMARIES	(This section summarizes Portfolio fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert VP S&P 500 Index Portfolio		1
Calvert VP S&P MidCap 400 Index Portfolio		4
Calvert VP Nasdaq 100 Index Portfolio		7
Calvert VP Russell 2000 Small Cap Index Portfolio		10
Calvert VP EAFE International Index Portfolio		13
Calvert VP Barclays Capital Aggregate Bond Index Portfolio		17
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Portfolio fees and expenses.)	21
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Portfolio investment strategies and risks.)	22
PORTFOLIO HOLDINGS	(This section provides details on Portfolio holdings.)	26
MANAGEMENT OF PORTFOLIO INVESTMENTS	(This section provides details on Portfolio investment managers.)	26
About Calvert		26
More Information about the Advisor, Subadvisors and Portfolio Managers		27
Advisory Fees		28
INVESTOR INFORMATION	(This section provides details on purchase and redemption of Portfolio shares, how shares are valued, and information on dividends, distributions and taxes.)	28
General Information about the Portfolios		28
Purchase, Exchange and Redemption of Shares		28
How Shares are Priced		29
Market Timing Policy		30
Dividends and Distributions		31
Disclaimers		31
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Portfolios.)	33
Calvert VP S&P 500 Index Portfolio		34
Calvert VP S&P MidCap 400 Index Portfolio		35
Calvert VP Nasdaq 100 Index Portfolio		36
Calvert VP Russell 2000 Small Cap Index Portfolio		37
Calvert VP EAFE International Index Portfolio		38
Calvert VP Barclays Capital Aggregate Bond Index Portfolio		39

INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.35%
Other expenses	0.11%
Total annual fund operating expenses	0.46%
Less fee waiver and/or expense reimbursement [1]	(0.04%)
Net expenses	0.42%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.42% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$43	$144	$254	$575

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P 500 Index is an unmanaged index of common stocks comprised of 500 large capitalization common stocks of U.S. companies that aims to include the top 75% of the value of the domestic equity markets. As of December 31, 2011, the market capitalization of the S&P 500 Index companies ranged from $1.6 billion to $406 billion with a weighted median level of $51.2 billion and a weighted average level of $96.4 billion. The S&P 500 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the S&P 500 Index. The Portfolio may also invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”) or other investment companies that provide exposure to the S&P 500 Index. SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included

CALVERT VP PORTFOLIOS PROSPECTUS 1

among the S&P 500 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the S&P 500 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	15.85%
Worst Quarter (of periods shown)	12/31/08	-21.91%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP S&P 500 Index
Portfolio	1.73%	-0.54%	2.53%
S&P 500 Index	2.11%	-0.25%	2.92%
(reflects no deduction for fees or
expenses)
Lipper VA S&P 500 Index Objective
Funds Average	1.71%	-0.67%	2.58%

Calvert vP Portfolios ProsPeCtUs 2

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc.  (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since December 1995
Summit

Kevin L. Keene, CFA	Senior Analyst,	Since November 2008
Summit

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 3

INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.40%
Other expenses	0.16%
Total annual fund operating expenses	0.56%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$701

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P MidCap 400 Index is an unmanaged index comprised of 400 common stocks of mid-sized U.S. companies that aims to include 7% of the value of the domestic equity markets. As of December 31, 2011, the market capitalization of the S&P MidCap 400 Index companies ranged from $479 million to $8.0 billion with a weighted median level of $3.4 billion and a weighted average level of $3.3 billion. The S&P MidCap 400 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in stocks of the companies that comprise the S&P MidCap 400 Index. The Portfolio may also invest in Standard & Poor’s MidCap Depositary Receipts® (“MidCap SPDRs®”) or other investment companies that provide exposure to the S&P MidCap 400 Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

CALVERT VP PORTFOLIOS PROSPECTUS 4

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the S&P MidCap 400 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	19.74%
Worst Quarter (of periods shown)	12/31/08	-25.93%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP S&P MidCap 400
Index Portfolio	-2.24%	2.71%	6.39%
S&P MidCap 400 Index	-1.73%	3.32%	7.04%
(reflects no deduction for fees and
expenses)
Lipper VA Mid-Cap Core Funds Average	-3.86%	1.19%	5.87%

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc.  (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since May 1999
Summit

Kevin L. Keene, CFA	Senior Analyst,	Since November 2008
Summit

CALVERT VP PORTFOLIOS PROSPECTUS 5

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after the applicable Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 6

INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.45%
Other expenses	0.22%
Total annual fund operating expenses	0.67%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the NASDAQ-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The NASDAQ-100 Index is an unmanaged index of common stocks comprised of 100 common stocks of the largest domestic and international non-financial companies on the broader NASDAQ Composite Index based on market capitalization. As of December 31, 2011, the market capitalization of the NASDAQ-100 Index companies ranged from $2.9 billion to $377.5 billion with a weighted median level of $92.9 billion and a weighted average level of $120.6 billion.

The NASDAQ-100 Index is modified capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than a company whose securities have a smaller market capitalization.

The Portfolio will invest primarily in common stocks of the companies that comprise the NASDAQ-100 Index. The Portfolio may also invest in Nasdaq-100 iShares®. Nasdaq-100 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the NASDAQ-100 Index.

The Portfolio may invest in NASDAQ-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. As a temporary investment strategy, when the Portfolio has less than $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the stocks represented in the NASDAQ-100 Index. The Portfolio will provide shareholders with at least 60 days’ notice

CALVERT VP PORTFOLIOS PROSPECTUS 7

before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the NASDAQ-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

The Portfolio is non-diversified.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single stock may have greater impact on the Portfolio.

Concentration Risk. A downturn in the industries represented in the NASDAQ-100 Index would impact the Portfolio more than a portfolio that does not concentrate in these industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the NASDAQ-100 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Risk of Nasdaq-100 iShares®. Nasdaq-100 iShares® are subject to the risk that the stock prices of the companies in the NASDAQ-100 Index may fall. An investment in Nasdaq-100 iShares® may not replicate exactly the performance of the NASDAQ-100 Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	19.51%
Worst Quarter (of periods shown)	6/30/02	-27.78%

CALVERT VP PORTFOLIOS PROSPECTUS 8

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP NASDAQ 100 Index
Portfolio	3.02%	5.43%	3.71%
NASDAQ-100 Index (price only)	2.70%	5.33%	3.75%
(reflects no deduction for fees and
expenses)
NASDAQ-100 Index (total return)	3.66%	6.05%	N/A
(reflects no deductions for fees and
expenses)

Lipper VA Multi-Cap Growth Funds
Average	-2.38%	0.96%	2.16%

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc.  (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since April 2000
Summit

Kevin L. Keene, CFA	Senior Analyst,	Since November
	Summit	2008

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request is made in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 9

INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.45%
Other expenses	0.34%
Total annual fund operating expenses	0.79%
Less fee waiver and/or expense reimbursement [1]	(0.05%)
Net expenses	0.74%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.74% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$247	$434	$973

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index of common stocks comprised of approximately 2,000 common stocks of smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2011, the market capitalization of the Russell 2000 Index companies ranged from $16 million to $3.7 billion with a weighted median level of $1.1 billion and a weighted average level of $1.2 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Russell 2000 Index.

The Portfolio may also invest in Russell 2000 Index futures contracts or options (or S&P MidCap 400 Index or S&P 500 Index futures contracts and options if, in the opinion of the Advisor, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in

CALVERT VP PORTFOLIOS PROSPECTUS 10

order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. As a temporary investment strategy, when the Portfolio has less than $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 2000 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest.

When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/03	23.53%
Worst Quarter (of periods shown)	12/31/08	-26.18%

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Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP Russell 2000 Small
Cap Index Portfolio	-4.89%	-0.45%	4.97%
Russell 2000 Index	-4.18%	0.15%	5.62%
(reflects no deduction for fees or
expenses)
Lipper VA Small-Cap Core Funds
Average	-3.49%	0.03%	5.01%

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc.  (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since April 2000
Summit

Kevin L. Keene, CFA	Senior Analyst,	Since November 2008
Summit

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

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INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.66%
Other expenses	0.34%
Total annual fund operating expenses	1.00%
Less fee waiver and/or expense reimbursement [1]	(0.01%)
Net expenses	0.99%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.99% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$317	$551	$1,224

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the MSCI EAFE Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The MSCI EAFE Index is an unmanaged index of common stocks comprised of 925 securities as of December 31, 2011, taken from the 22 MSCI country indices in developed foreign countries outside of North America that aims to include the top 85% of market capitalization in each industry group in each country. As of December 31, 2011, the market capitalization of the MSCI EAFE Index companies ranged from $963 million to $241.4 billion with a weighted median level of $30.7 billion and a weighted average level of $49.4 billion. The MSCI EAFE Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the MSCI EAFE Index. The Portfolio may also invest in EAFE iShares®. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the MSCI EAFE Index. Additionally, the Portfolio may invest up to 20% of its assets (or 100% as a temporary strategy when the Portfolio has less than $50 million in net assets) in futures contracts and options that provide exposure to the stocks in the MSCI EAFE Index. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

CALVERT VP PORTFOLIOS PROSPECTUS 13

The investments described in this paragraph are considered to have economic characteristics that are the same as those in the MSCI EAFE Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the MSCI EAFE Index.

The Portfolio will typically not hold investments in common stocks of all of the companies in the MSCI EAFE Index. The Portfolio will typically choose to hold all of the stocks that make up the largest portion of the MSCI EAFE Index’s market capitalization value in approximately the same proportion as the Index. When choosing the smaller market capitalization stocks in the MSCI EAFE Index, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of these companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Subadvisor believes the Portfolio has achieved sufficient size, the Subadvisor may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments (described above) with economic characteristics similar to the stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the MSCI EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

The Portfolio may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the MSCI EAFE Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Risk of EAFE iShares®. EAFE iShares® are subject to the risk that the stock prices of the companies in the MSCI EAFE Index may fall. An investment in EAFE iShares® may not replicate exactly the performance of the MSCI EAFE Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

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Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	24.67%
Worst Quarter (of periods shown)	9/30/11	-20.13%

			Since
Average annual total returns			Inception
(as of 12/31/11)	1 year	5 years	(11/12/02)
Calvert VP EAFE International
Index Portfolio	-12.71%	-5.55%	5.64%
MSCI EAFE Index	-11.73%	-4.26%	7.65%
(reflects no deduction for fees or
expenses)
Lipper VA International Value Funds
Average	-13.08%	-4.21%	*

* The Portfolio is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Portfolio since 11/30/02 is 5.22% and the performance for the Lipper VA International Value Funds Average is 6.45%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. World Asset Management, Inc.  (“World Asset”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Theodore D. Miller	Portfolio Manager,	Since November 2000
World Asset

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

CALVERT VP PORTFOLIOS PROSPECTUS 15

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 16

INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.40%
Other expenses	0.10%
Total annual fund operating expenses	0.50%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year; and
• the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the Barclays Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Barclays Index is an unmanaged index of 7,829 U.S. Treasury, government-related and investment grade corporate and securitized fixed income securities with a total market value of $15.9 trillion as of December 31, 2011. The Barclays Index is primarily comprised of:

• Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and
• Publicly-traded or 144A corporate and securitized fixed-income securities that either have a rating of BBB or higher from Standard & Poor’s Ratings Services or Baa3 or higher from Moody’s Investors Service, Inc., or an equivalent rating from another nationally recognized statistical rating organization (“NRSRO”), or are expected to be rated at that level based on the actual ratings of the issuer’s other “index-eligible” fixed-income securities.

Certain securities, such as floating-rate issues, bonds with equity-type features, private placements, inflation-linked bonds, and SEC Rule 144A securities without registration rights, among others, are excluded from the Barclays Index. As of December 31, 2011, the average maturity of the securities in the Barclays Index was 7.13 years, the average coupon was 4.01% and the modified duration was 4.95 years. The Barclays Index includes all “index-eligible” securities that meet minimum par amounts outstanding.

The Portfolio will invest primarily in fixed-income securities that comprise the Barclays Index and unrated fixed-income securities with a credit quality, as determined by the Advisor or Subadvisor, that is comparable to the securities that comprise the Barclays Index. The Portfolio may also invest in Barclays Capital iShares®. Barclays Capital iShares® are units of beneficial interest in a unit investment

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trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the securities that comprise the Barclays Index. Additionally, the Portfolio may invest in financial futures or options contracts in an attempt to replicate the total return performance of the Barclays Index. The Portfolio may also write covered call options on U.S. Treasury securities and options on futures contracts for such securities.

The Portfolio will not purchase bonds rated below investment grade, commonly known as junk bonds. However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Subadvisor deems it most advantageous to dispose of the security. The Portfolio will not directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to the fixed-income securities represented in the Barclays Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in fixed-income securities included among the Barclays Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. The individual investments of the Portfolio may not perform as expected, due to credit, political or other risks and/ or the portfolio management practices may not work to achieve the desired result.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation (“CMO”) and Structured Asset-Backed Securities (“ABS”) Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s and/or Subadvisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Risk of Barclays Capital iShares®. Barclays Capital iShares® are subject to the risk that the prices of the fixed-income securities in the Barclays Index may decline. An investment in Barclays Capital iShares® may not replicate exactly the performance of the Barclays Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.

CALVERT VP PORTFOLIOS PROSPECTUS 18

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	12/31/08	4.80%
Worst Quarter (of periods shown)	6/30/04	-2.51%

			Since
Average annual total returns			Inception
(as of 12/31/11)	1 year	5 years	(3/31/03)
Calvert VP Barclays Capital
Aggregate Bond Index Portfolio	8.39%	6.66%	4.98%
Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.28%
(reflects no deduction for fees or
expenses)
Lipper VA Intermediate Investment
Grade Debt Funds Average	5.73%	5.62%	5.07%

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc.  (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since March 2003
Summit

D. Scott Keller, CFA	Portfolio Manager,	Since April 2006
Summit

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

CALVERT VP PORTFOLIOS PROSPECTUS 19

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 20

MORE INFORMATION ON FEES AND EXPENSES

MANAGEMENT FEES

Management fees include the advisory fee paid by the Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Portfolio’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of net assets) paid for each Portfolio for the most recent fiscal year are as follows.

Portfolio	Administrative Fee
Calvert VP S&P 500 Index Portfolio	0.10%
Calvert VP S&P MidCap 400 Index Portfolio	0.10%
Calvert VP Nasdaq 100 Index Portfolio	0.10%
Calvert VP Russell 2000 Small Cap Index Portfolio	0.10%
Calvert VP EAFE International Index Portfolio	0.10%
Calvert VP Barclays Capital Aggregate Bond Index Portfolio	0.10%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Portfolio to the amounts listed in the table below through April 30, 2013. Only the Board of Directors of the Portfolios may terminate the expense caps before the contractual period expires.

Portfolio	Expense Cap
Calvert VP S&P 500 Index Portfolio	0.42%
Calvert VP S&P MidCap 400 Index Portfolio	0.57%
Calvert VP Nasdaq 100 Index Portfolio	0.69%
Calvert VP Russell 2000 Small Cap Index Portfolio	0.74%
Calvert VP EAFE International Index Portfolio	0.99%
Calvert VP Barclays Capital Aggregate Bond Index Portfolio	0.60%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a Policy owner. The Example in the respective Portfolio Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. No Portfolio expects to incur a material amount of interest expense in the fiscal year.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolio’s expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Portfolio Summary. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.”

CALVERT VP PORTFOLIOS PROSPECTUS 21

See “Investment Advisor and Subadvisors” in the respective Portfolio’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the Portfolio Summary of the respective Portfolio also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Portfolio’s principal investment strategies and principal risks is under the earlier Portfolio Summary for the respective Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI.

For certain investment strategies listed, the table below shows a Portfolio’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio’s Annual/Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Portfolios is also provided below.)

CALVERT VP PORTFOLIOS PROSPECTUS 22

Calvert VP S&P 500 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio	Calvert VP EAFE International Index Portfolio	Calvert VP Barclays Capital Aggregate Bond Index Portfolio
Investment Techniques						
Active Trading Strategy/ Turnover	❑	❑	❑	❑	❑	❑
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑
Conventional Securities						
Stocks in General	✪	✪	✪	✪	✪	5T
Foreign securities	❑	❑	❑	❑	✪	❑
Investment grade bonds	❑	❑	❑	❑	❑	✪
Below-investment grade, high-yield bonds	❑	❑	❑	❑	❑	✘
Acquired Funds and Notes	✪	✪	✪	✪	✪	✪
Unrated debt securities	❑	❑	❑	❑	❑	✪
Illiquid securities	10T	10T	10T	10T	10T	10T
Unleveraged Derivative Securities						
Asset-backed securities	✘	✘	✘	✘	✘	❑
Mortgage-backed securities	✘	✘	✘	✘	✘	✪
Leveraged Derivative Instruments						
Options on securities and indices	✪, 5T[1]	✪, 5T[1]	✪, 5T[1]	✪, 5T[1]	✪, 5T[1]	✪, 5T[1]
Futures contracts	✪, 20T[2]	✪, 20T[2]	✪, 20T[2]	✪, 20T[2]	✪, 20T[2]	✪, 20T[2]

1	Based on net premium payments.
2	Based on initial margin required to establish position.

CALVERT VP PORTFOLIOS PROSPECTUS 23

DESCRIPTION OF INVESTMENT STRATEGIES AND ASSOCIATED RISKS

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment techniques and associated risks
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.	Risks: Opportunity

Conventional securities and associated risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.	Risks: Market

Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S. For any Portfolio that may invest in debt, this includes debt investments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor or Subadvisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Portfolio’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Acquired Funds and Notes. “Acquired Funds and Notes” are, generally, exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) held by a Portfolio, which track a security or index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes. When a Portfolio invests in shares of any Acquired Fund and Note, its performance is directly related to the ability of that Portfolio to meet its respective investment objective, as well as the Advisor’s allocation among the Acquired Funds and Notes. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds and Notes in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds and Notes utilizing such strategies. Investing in an ETF will generally expose the Portfolio to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The Portfolio also will incur brokerage costs when it purchases ETFs. A shareholder in a Portfolio could invest directly in ETFs and not incur the direct operating expenses of the Portfolio, although the shareholder would incur the cost of the underlying ETFs, including any brokerage commissions. The objective of the Portfolio, however, is for the shareholder to benefit from the manager’s evaluation of the market and allocation of the basket of ETFs.	Risks: Correlation and Market

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction

Unleveraged derivative securities and associated risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

CALVERT VP PORTFOLIOS PROSPECTUS 24

Leveraged derivative Instruments and associated risks
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if
it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment risks

Correlation risk	The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way Portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in currency exchange rates may cause investment losses when a Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market. Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT VP PORTFOLIOS PROSPECTUS 25

EXPLANATION OF INVESTMENT STRATEGIES USED BY CERTAIN PORTFOLIOS

All Portfolios	Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) portfolio tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.
Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. Certain indices place a greater emphasis on companies with a particular market capitalization or in a particular market sector, which may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market.

All Equity Portfolios	Stock Index Futures and Options. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or its cash value). Stock index futures and options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment).

Calvert VP EAFE International Index Portfolio	ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Portfolio may invest in either sponsored or unsponsored ADRs.

Calvert VP Barclays Capital Aggregate Bond Index Portfolio	CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. The conservatorship has no specified termination date.

PORTFOLIO HOLDINGS

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

MANAGEMENT OF PORTFOLIO INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. Calvert provides the Portfolios with investment supervision and management and office space, furnishes executive and other personnel to the Portfolios, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2012, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12.5 billion in assets under management.

CALVERT VP PORTFOLIOS PROSPECTUS 26

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Portfolio, and who is primarily (and jointly, as applicable) responsible for the day-today management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP NASDAQ 100 Index Portfolio and Calvert VP Russell 2000 Small Cap Index Portfolio

Summit Investment Advisors, Inc. (“Summit”), 390 North Cotner Blvd., Lincoln, NE 68505, is the investment subadvisor to each Portfolio. Summit, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska. AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company (“UNIFI”). Summit is an affiliate of Calvert.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of Summit	Team Leader

Kevin L. Keene, CFA	Equity Index and Derivatives Analyst for Summit since 2008 (Senior Analyst since November 2011);
Marketing Reporting Analyst for Summit 2006 to 2008;
	Director of Administration, FTJ FundChoice 2001 to 2006.	Team Member

Calvert VP Barclays Capital Aggregate Bond Index Portfolio

Summit Investment Advisors, Inc. (Summit), 390 North Cotner Blvd., Lincoln, NE 68505, is the investment subadvisor to the Portfolio. Summit, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska. AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company (“UNIFI”). Summit is an affiliate of Calvert.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of Summit	Team Leader

D. Scott Keller, CFA	Portfolio Manager for Summit since January 2009; Assistant Portfolio Manager for Summit since April 2006; Senior Analyst for Summit prior to 2006.	Team Member

Calvert VP EAFE International Index Portfolio

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for the Portfolio. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset has been in the index business since the mid-1970s and specializes in passive portfolio management techniques.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Theodore D. Miller	Chief Quantitative Officer and Managing Director, International Investment, of World Asset.	Portfolio Manager

Calvert and each Portfolio have obtained an exemptive order from the SEC to permit Calvert and the applicable Portfolio, pursuant to approval by the Portfolio’s Board of Directors, to enter into and materially amend contracts with the Portfolio’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)), without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Portfolio’s SAI for further details.

CALVERT VP PORTFOLIOS PROSPECTUS 27

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Portfolio. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) The advisory fee does not include administrative fees.

Portfolio	Advisory Fee
Calvert VP S&P 500 Index Portfolio	0.25%
Calvert VP S&P MidCap 400 Index Portfolio	0.30%
Calvert VP Nasdaq 100 Index Portfolio	0.35%
Calvert VP Russell 2000 Small Cap Index Portfolio	0.35%
Calvert VP EAFE International Index Portfolio	0.56%
Calvert VP Barclays Capital Aggregate Bond Index	0.30%
Portfolio

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the year ended December 31.

INVESTOR INFORMATION

GENERAL INFORMATION ABOUT THE PORTFOLIOS

The rights of the Insurance Companies as shareholders of the Portfolios differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Calvert Variable Products, Inc. (the “Fund”) offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. The Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend

CALVERT VP PORTFOLIOS PROSPECTUS 28

and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

HOW SHARES ARE PRICED

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If the Portfolio has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations. Valuation techniques used to value the Portfolios’ investments by major category are as follows:

• Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.

• Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing, which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset-backed securities, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing, which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value.

• Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that

CALVERT VP PORTFOLIOS PROSPECTUS 29

methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. As noted above, foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Board of Directors of Calvert VP EAFE International Index Portfolio has retained a third-party fair value pricing service, pursuant to the Portfolio’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Portfolio that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Portfolio’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Portfolio’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

MARKET TIMING POLICY

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. The Fund does not accommodate frequent purchases and redemptions of Portfolio shares. Accordingly, the Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. The Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. A Portfolio that invests in ETFs may have an increased risk of market timing activity compared to other funds. The underlying ETFs of such a Portfolio may hold securities listed on foreign exchanges or other investments that are particularly susceptible to time zone arbitrage, so the market timers have a greater incentive to target funds that invest in ETFs as a way to capture the profit inherent in the time zone spread. The Fund or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolios through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds Portfolio shares has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the

CALVERT VP PORTFOLIOS PROSPECTUS 30

Insurance Companies) between the Fund and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in the Portfolios, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such participant(s) or plan, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and the distributor may modify any terms or conditions of purchase of Portfolio shares (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

DIVIDENDS AND DISTRIBUTIONS

It is the Fund’s intention to distribute substantially all of each Portfolio’s net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends declared and paid on investments, less expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

DISCLAIMERS

Calvert VP S&P 500 Index Portfolio and Calvert VP S&P MidCap 400 Index Portfolio

The S&P 500 Index is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. The S&P MidCap 400 Index is an unmanaged index comprised of 400 common stocks of mid-sized U.S. companies that aims to include 7% of the value of the domestic equity markets. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Calvert Variable Products, Inc. (“CVP”). CVP is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P makes no representation or warranty, express or implied, to the beneficial owners of any CVP portfolio or any member of the public regarding the advisability of investing in securities generally or in any CVP portfolio particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P’s only relationship to CVP is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to CVP or any CVP Portfolio. S&P has no obligation to take the needs of CVP or the beneficial owners of any CVP Portfolio into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the net asset value of any CVP Portfolio or the timing of the issuance or sale of shares of any CVP Portfolio. S&P has no obligation or liability in connection with the administration, marketing or trading of any CVP Portfolio.

Calvert VP NASDAQ 100 Index Portfolio

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. (“Nasdaq”) and have been licensed for use for certain purposes by Calvert Variable Products, Inc. (“CVP”) and the Calvert VP Nasdaq 100 Index Portfolio. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to CVP. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Calvert VP Nasdaq 100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to CVP, its use of the Nasdaq-100 Index, or any data included therein.

CALVERT VP PORTFOLIOS PROSPECTUS 31

Calvert VP Russell 2000 Small Cap Index Portfolio

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Calvert Variable Products, Inc. (“CVP”) and the Calvert VP Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company’s publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of an investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Calvert VP EAFE International Index Portfolio

THE CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI

OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY CALVERT VARIABLE PRODUCTS, INC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PORTFOLIOS GENERALLY OR IN THIS PORTFOLIO PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PORTFOLIO OR THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE PRICES OR QUANTITIES OF SHARES OF THIS PORTFOLIO TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PORTFOLIO IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PORTFOLIO. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PORTFOLIO, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED

CALVERT VP PORTFOLIOS PROSPECTUS 32

OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of shares of this Portfolio, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this Portfolio without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Calvert VP Barclays Capital Aggregate Bond Index Portfolio

The Portfolio is not sponsored, endorsed, sold or promoted by Barclays Capital, and Barclays Capital makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any value therefore, or any data included therein or relating thereto, in connection with any investment in this Portfolio or for any other purpose. Barclays Capital has no obligation to take the needs of Calvert Variable Products, Inc. (“CVP”) or the owners of the Portfolio into consideration in determining, composing or calculating any Index. Barclays Capital is not responsible for and has not participated in any determination or calculation made with respect to issuance of the Portfolio. Barclays Capital has no obligation or liability in connection with the listing, trading, marketing or administration of the Portfolio. BARCLAYS CAPITAL DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY INDEX, OR THE VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CVP, OWNERS OF THE PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY INDEX OR THE VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY PORTFOLIO BASED THEREON. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY INDEX OR THE VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY PORTFOLIO BASED THEREON.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BARCLAYS CAPITAL HAVE ANY LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING

OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON’S USE OF ANY INDEX OR THE VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY PORTFOLIO BASED THEREON, OR

ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEXES.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years. Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP for the years ended December 31, 2011, 2010, 2009 and 2008 and by other auditors for the year ended on December 31, 2007. KPMG’s report, along with a Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

CALVERT VP PORTFOLIOS PROSPECTUS 33

CALVERT VP S&P 500 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$78.77	$71.52	$58.44
Income from investment operations:
Net investment income	1.27	1.33	1.33
Net realized and unrealized gain (loss)	.11	9.18	13.95
Total from investment operations	1.38	10.51	15.28
Distributions from:
Net investment income	(1.25)	(1.13)	(1.30)
Net realized gain	(2.58)	(2.13)	(.90)
Total distributions	(3.83)	(3.26)	(2.20)
Total increase (decrease) in net asset value	(2.45)	7.25	13.08
Net asset value, ending	$76.32	$78.77	$71.52

Total return*	1.73%	14.69%	26.11%
Ratios to average net assets: A
Net investment income	1.70%	1.67%	1.98%
Total expenses	.46%	.46%	.46%
Expenses before offsets	.39%	.38%	.38%
Net expenses	.39%	.38%	.38%
Portfolio turnover	7%	9%	9%
Net assets, ending (in thousands)	$259,068	$236,086	$238,077

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$97.44	$94.19
Income from investment operations:
Net investment income		1.44	1.52
Net realized and unrealized gain (loss)		(36.76)	3.31
Total from investment operations		(35.32)	4.83
Distributions from:
Net investment income		(2.60)	(1.42)
Net realized gain		(1.08)	(.16)
Total distributions		(3.68)	(1.58)
Total increase (decrease) in net asset value		(39.00)	3.25
Net asset value, ending		$58.44	$97.44

Total return*		(37.10%)	5.16%
Ratios to average net assets: A
Net investment income		2.00%	1.59%
Total expenses		.47%	.45%
Expenses before offsets		.39%	.39%
Net expenses		.39%	.39%
Portfolio turnover		7%	3%
Net assets, ending (in thousands)		$213,624	$302,821

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 34

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
CLASS I SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$68.39	$54.66	$40.39
Income from investment operations:
Net investment income	.59	.59	.60
Net realized and unrealized gain (loss)	(2.12)	13.61	14.10
Total from investment operations	(1.53)	14.20	14.70
Distributions from:
Net investment income	(.48)	(.47)	(.43)
Total distributions	(.48)	(.47)	(.43)
Total increase (decrease) in net asset value	(2.01)	13.73	14.27
Net asset value, ending	$66.38	$68.39	$54.66

Total return*	(2.24%)	25.98%	36.38%
Ratios to average net assets: A
Net investment income	.85%	1.00%	1.25%
Total expenses	.56%	.59%	.57%
Expenses before offsets	.55%	.55%	.55%
Net expenses	.55%	.55%	.55%
Portfolio turnover	16%	17%	16%
Net assets, ending (in thousands)	$178,563	$177,819	$103,825

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
CLASS I SHARES		2008 (z)	2007
Net asset value, beginning		$70.69	$69.23
Income from investment operations:
Net investment income		.72	.67
Net realized and unrealized gain (loss)		(24.89)	4.44
Total from investment operations		(24.17)	5.11
Distributions from:
Net investment income		(1.26)	(.66)
Net realized gain		(4.87)	(2.99)
Total distributions		(6.13)	(3.65)
Total increase (decrease) in net asset value		(30.30)	1.46
Net asset value, ending		$40.39	$70.69

Total return*		(36.63%)	7.38%
Ratios to average net assets: A
Net investment income		1.27%	1.11%
Total expenses		.55%	.52%
Expenses before offsets		.55%	.52%
Net expenses		.55%	.52%
Portfolio turnover		22%	23%
Net assets, ending (in thousands)		$84,665	$172,221

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 35

CALVERT VP NASDAQ 100 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$30.46	$25.51	$16.63
Income from investment operations:
Net investment income	.09	.06	.02
Net realized and unrealized gain (loss)	.83	4.94	8.88
Total from investment operations	.92	5.00	8.90
Distributions from:
Net investment income	(.09)	(.05)	(.02)
Net realized gain	(1.62)	—	—
Total distributions	(1.71)	(.05)	(.02)
Total increase (decrease) in net asset value	(0.79)	4.95	8.88
Net asset value, ending	$29.67	$30.46	$25.51

Total return*	3.02%	19.61%	53.51%
Ratios to average net assets: A
Net investment income	.27%	.33%	.09%
Total expenses	.67%	.68%	.74%
Expenses before offsets	.65%	.65%	.65%
Net expenses	.65%	.65%	.65%
Portfolio turnover	23%	26%	10%
Net assets, ending (in thousands)	$53,984	$60,435	$25,637

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$28.64	$24.47
Income from investment operations:
Net investment income (loss)		.03	(.01)
Net realized and unrealized gain (loss)		(12.01)	4.49
Total from investment operations		(11.98)	4.48
Distributions from:
Net investment income		(.03)	***
Return of capital		—	(.31)
Total distributions		(.03)	(.31)
Total increase (decrease) in net asset value		(12.01)	4.17
Net asset value, ending		$16.63	$28.64

Total return*		(41.81%)	18.50%
Ratios to average net assets: A
Net investment income (loss)		.06%	(.01%)
Total expenses		.80%	.71%
Expenses before offsets		.65%	.65%
Net expenses		.65%	.65%
Portfolio turnover		12%	13%
Net assets, ending (in thousands)		$17,189	$32,822

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 36

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
CLASS I SHARES	2011	2010 (z)	2009
Net asset value, beginning	$62.98	$50.19	$40.42
Income from investment operations:
Net investment income	.44	.43	.40
Net realized and unrealized gain (loss)	(3.50)	12.66	10.19
Total from investment operations	(3.06)	13.09	10.59
Distributions from:
Net investment income	(.33)	(.30)	(.27)
Net realized gain	(2.15)	—	(.55)
Total distributions	(2.48)	(.30)	(.82)
Total increase (decrease) in net asset value	(5.54)	12.79	9.77
Net asset value, ending	$57.44	$62.98	$50.19

Total return*	(4.89%)	26.08%	26.17%
Ratios to average net assets: A
Net investment income	.60%	.79%	.83%
Total expenses	.79%	.82%	.86%
Expenses before offsets	.71%	.70%	.70%
Net expenses	.71%	.70%	.70%
Portfolio turnover	17%	42%	24%
Net assets, ending (in thousands)	$90,325	$119,223	$63,320

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
CLASS I SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$67.00	$74.19
Income from investment operations:
Net investment income		.62	.74
Net realized and unrealized gain (loss)		(22.38)	(1.98)
Total from investment operations		(21.76)	(1.24)
Distributions from:
Net investment income		(1.13)	(.47)
Net realized gain		(3.69)	(5.48)
Total distributions		(4.82)	(5.95)
Total increase (decrease) in net asset value		(26.58)	(7.19)
Net asset value, ending		$40.42	$67.00

Total return*		(33.95%)	(2.20%)
Ratios to average net assets: A
Net investment income		1.13%	1.04%
Total expenses		.70%	.64%
Expenses before offsets		.70%	.64%
Net expenses		.70%	.64%
Portfolio turnover		30%	19%
Net assets, ending (in thousands)		$58,414	$91,676

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 37

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
CLASS I SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$74.78	$70.89	$56.55
Income from investment operations:
Net investment income	1.85	1.27	1.33
Net realized and unrealized gain (loss)	(11.37)	3.49	14.41
Total from investment operations	(9.52)	4.76	15.74
Distributions from:
Net investment income	(1.72)	(.87)	(1.40)
Total distributions	(1.72)	(.87)	(1.40)
Total increase (decrease) in net asset value	(11.24)	3.89	14.34
Net asset value, ending	$63.54	$74.78	$70.89

Total return*	(12.71%)	6.71%	27.83%
Ratios to average net assets: A
Net investment income	2.53%	1.84%	2.10%
Total expenses	1.00%	1.07%	1.05%
Expenses before offsets	.95%	.95%	.95%
Net expenses	.95%	.95%	.95%
Portfolio turnover	24%	77%	29%
Net assets, ending (in thousands)	$122,329	$182,192	$81,899

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
CLASS I SHARES		2008	2007
Net asset value, beginning		$104.77	$98.66
Income from investment operations:
Net investment income		2.17	1.00
Net realized and unrealized gain (loss)		(45.83)	8.80
Total from investment operations		(43.66)	9.80
Distributions from:
Net investment income		(2.77)	(1.48)
Net realized gain		(1.79)	(2.21)
Total distributions		(4.56)	(3.69)
Total increase (decrease) in net asset value		(48.22)	6.11
Net asset value, ending		$56.55	$104.77

Total return*		(42.68%)	10.10%
Ratios to average net assets: A
Net investment income		2.51%	1.48%
Total expenses		1.22%	1.26%
Expenses before offsets		.95%	95%
Net expenses		.95%	95%
Portfolio turnover		47%	48%
Net assets, ending (in thousands)		$65,973	$118,631

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 38

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO FINANCIAL HIGHLIGHTS
	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$52.80	$50.82	$51.17
Income from investment operations:
Net investment income	1.42	1.56	2.00
Net realized and unrealized gain (loss)	3.01	1.67	.35
Total from investment operations	4.43	3.23	2.35
Distributions from:
Net investment income	(1.35)	(1.08)	(2.50)
Net realized gain	(.38)	(.17)	(.20)
Total distributions	(1.73)	(1.25)	(2.70)
Total increase (decrease) in net asset value	2.70	1.98	(.35)
Net asset value, ending	$55.50	$52.80	$50.82
Total return*	8.39%	6.37%	4.59%
Ratios to average net assets: A
Net investment income	2.58%	2.89%	3.83%
Total expenses	.50%	.53%	.54%
Expenses before offsets	.50%	.53%	.54%
Net expenses	.50%	.52%	.54%
Portfolio turnover	40%	99%	71%
Net assets, ending (in thousands)	$168,830	$109,616	$37,629

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$50.27	$48.85
Income from investment operations:
Net investment income		2.13	2.13
Net realized and unrealized gain (loss)		1.07	1.40
Total from investment operations		3.20	3.53
Distributions from:
Net investment income		(2.30)	(2.11)
Total distributions		(2.30)	(2.11)
Total increase (decrease) in net asset value		.90	1.42
Net asset value, ending		$51.17	$50.27
Total return*		6.56%	7.43%
Ratios to average net assets: A
Net investment income		4.29%	4.24%
Total expenses		.61%	.59%
Expenses before offsets		.60%	.59%
Net expenses		.60%	.59%
Portfolio turnover		30%	24%
Net assets, ending (in thousands)		$51,287	$44,496

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 39

NOTES TO FINANCIAL HIGHLIGHTS

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)	Per share figures are calculated using the average shares method.
*	Total return is not annualized for periods less than one year.
***	Amount is less than $0.005.

CALVERT VP PORTFOLIOS PROSPECTUS 40

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and the SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Investments, Inc..
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file No: 811-04000 (Calvert Variable Products, Inc.)

Printed on recycled paper using soy inks

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Class F
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Class F
Management fees	0.40%
Distribution and service (12b-1) fees	0.20%
Other expenses	0.33%
Total annual fund operating expenses	0.93%
Less fee waiver and/or expense reimbursement [1]	(0.12%)
Net expenses	0.81%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.81% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$284	$503	$1,132

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The S&P MidCap 400 Index is an unmanaged index of common stocks comprised of 400 common stocks of mid-sized U.S. companies that aims to include 7% of the value of the domestic equity markets. As of December 31, 2011, the market capitalization of the S&P MidCap 400 Index companies ranged from $479 million to $8.0 billion with a weighted median level of $3.4 billion and a weighted average level of $3.3 billion. The S&P MidCap 400 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the S&P MidCap 400 Index. The Portfolio may also invest in Standard & Poor’s MidCap Depositary Receipts® (“MidCap SPDRs®”) or other investment companies that provide exposure to the S&P MidCap 400 Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a por-

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 1

tion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the S&P MidCap 400 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 1, 2007 is that of the Portfolio's Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	9/30/09	19.73%
Worst Quarter (of periods shown)	12/31/08	-25.97%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP S&P MidCap 400 Index
Portfolio – Class F	-2.47%	2.50%	6.18%
S&P MidCap 400 Index	-1.73%	3.32%	7.04%
(reflects no deduction for fees or
expenses)
Lipper VA Mid-Cap Core Funds Average	-3.86%	1.19%	5.87%

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 2

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. Summit Investment Advisors, Inc. (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since May 1999
Summit

Kevin L. Keene, CFA	Senior Analyst,	Since November 2008
Summit

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after the applicable Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 3

INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Class F
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Class F
Management fees	0.45%
Distribution and service (12b-1) fees	0.20%
Other expenses	0.38%
Total annual fund operating expenses	1.03%
Less fee waiver and/or expense reimbursement [1]	(0.08%)
Net expenses	0.95%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.95% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$320	$561	$1,252

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The Russell 2000 Index is an unmanaged index of common stocks comprised of approximately 2000 common stocks of smaller U.S. companies that aims to include approximately 10% of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2011, the market capitalization of the Russell 2000 Index companies ranged from $16 million to $3.7 billion with a weighted median level of $1.1 billion and a weighted average level of $1.2 billion. The Russell 2000 Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies whose securities have smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the Russell 2000 Index. The Portfolio may also invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Russell 2000 Index.

The Portfolio may invest in Russell 2000 Index futures contracts or options (or S&P MidCap 400 Index or S&P 500 Index futures contracts and options if, in the opinion of the Advisor, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. As a temporary investment strategy, when the Portfolio has less than $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 4

contracts. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio will generally sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest and maintain as much of the Portfolio’s assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 2000 Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on October 4, 2005 is that of the Portfolio's Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/03	23.45%
Worst Quarter (of periods shown)	12/31/08	-26.21%

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 5

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP Russell 2000 Small
Cap Index Portfolio – Class F	-5.07%	-0.65%	4.77%
Russell 2000 Index	-4.18%	0.15%	5.62%
(reflects no deduction for fees or
expenses)
Lipper VA Small-Cap Core Funds
Average	-3.49%	0.03%	5.01%

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. Summit Investment Advisors, Inc. (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since April 2000
Summit

Kevin L. Keene, CFA	Senior Analyst,	Since November 2008
Summit

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

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INVESTMENT OBJECTIVE

The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Class F
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as
a % of the value of your investment)
Class F
Management fees	0.66%
Distribution and service (12b-1) fees	0.20%
Other expenses	0.39%
Total annual fund operating expenses	1.25%
Less fee waiver and/or expense reimbursement [1]	(0.06%)
Net expenses	1.19%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.19% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$391	$681	$1,506

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment strategies

The Portfolio seeks to substantially replicate the total return of the securities comprising the MSCI EAFE Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. The MSCI EAFE Index is an unmanaged index of common stocks comprised of 925 securities as of December 31, 2011, taken from the 22 MSCI country indices in developed foreign countries outside of North America that aims to include the top 85% of market capitalization in each industry group in each country. As of December 31, 2011, the market capitalization of the MSCI EAFE Index companies ranged from $963 million to $241.4 billion with a weighted median level of $30.7 billion and a weighted average level of $49.4 billion. The MSCI EAFE Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations.

The Portfolio will invest primarily in common stocks of the companies that comprise the MSCI EAFE Index. The Portfolio may also

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invest in EAFE iShares®. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the MSCI EAFE Index. Additionally, the Portfolio may invest up to 20% of its assets (or 100% as a temporary strategy when the Portfolio has less than $50 million in net assets) in futures contracts and options that provide exposure to the stocks in the MSCI EAFE Index. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. The investments described in this paragraph are considered to have economic characteristics that are the same as those in the MSCI EAFE Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the MSCI EAFE Index.

The Portfolio will typically not hold investments in common stocks of all of the companies in the MSCI EAFE Index. The Portfolio will typically choose to hold all of the stocks that make up the largest portion of the MSCI EAFE Index’s market capitalization value in approximately the same proportion as the Index. When choosing the smaller market capitalization stocks in the MSCI EAFE Index, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of these companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Subadvisor believes the Portfolio has achieved sufficient size, the Subadvisor may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments (described above) with economic characteristics similar to the stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Subadvisor will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the MSCI EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

The Portfolio may invest in American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the MSCI EAFE Index may fall in value, causing prices of stocks held by the Portfolio to fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Risk of EAFE iShares®. EAFE iShares® are subject to the risk that the stock prices of the companies in the MSCI EAFE Index may fall. An investment in EAFE iShares® may not replicate exactly the performance of the MSCI EAFE Index for any number of reasons. Shareholders of the Portfolio bear their proportionate share of the operating expenses of the underlying investment as well as their share of the Portfolio’s fees and expenses.

Stock Index Futures and Options Risk. Using stock index futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

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Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

Investors should note that the performance presented in the bar chart and table below for periods prior to the inception date of the Class F shares on December 17, 2007 is that of the Portfolio's Class I shares, adjusted to account for the different expense characteristics of the Class F shares. Both classes of shares of the Portfolio will have substantially similar annual returns because all classes of shares of the Portfolio invest in the same pool of investments, although Class F shares’ performance will be lower than the performance of the Class I shares of the Portfolio because Class F shares have higher operating expenses due to the Class F shares’ Rule 12b-1 fees.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	24.55%
Worst Quarter (of periods shown)	9/30/11	-20.18%

			Since
Average annual total returns			Inception
(as of 12/31/11)	1 year	5 years	(11/12/02)
Calvert VP EAFE International	-12.90%	-5.77%	5.41%
Index Portfolio – Class F

MSCI EAFE Index	-11.73%	-4.26%	7.65%
(reflects no deduction for fees or
expenses)

Lipper VA International Value	-13.08%	-4.21%	*
Funds Average

*The Portfolio is unable to show performance of the Lipper average since the Portfolio's inception date. For comparison purposes to Lipper, performance for the Portfolio since 11/30/02 is 4.99% and the performance for the Lipper VA International Value Funds Average is 6.45%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. World Asset Management, Inc.  ("World Asset")

Portfolio		length of time
Manager name	title	Managing Portfolio
Theodore D. Miller	Portfolio Manager,	Since November 2000
World Asset

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

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TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

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MORE INFORMATION ON FEES AND EXPENSES

MANAGEMENT FEES

Management fees include the advisory fee paid by the Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Portfolio’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of net assets) paid for each Portfolio for the most recent fiscal year are as follows.

Portfolio	Administrative Fee
Calvert VP S&P MidCap 400 Index Portfolio	0.10%
Calvert VP Russell 2000 Small Cap Index Portfolio	0.10%
Calvert VP EAFE International Index Portfolio	0.10%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Portfolio to the amounts listed in the table below through April 30, 2013. Only the Board of Directors of the Portfolios may terminate the expense caps before the contractual period expires.

Portfolio	Expense Cap
Calvert VP S&P MidCap 400 Index Portfolio	0.81%
Calvert VP Russell 2000 Small Cap Index Portfolio	0.95%
Calvert VP EAFE International Index Portfolio	1.19%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a Policy owner. The Example in the respective Portfolio Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. No Portfolio expects to incur a material amount of interest expense in the fiscal year.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolio’s expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Portfolio Summary. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.”

See “Investment Advisor and Subadvisors” in the respective Portfolio’s Statement of Additional Information ("SAI") for more information.

EXAMPLE

The Example in the Portfolio Summary of the respective Portfolio also assumes that you reinvest all dividends and distributions.

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MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Portfolio’s principal investment strategies and principal risks is under the earlier Portfolio Summary for the respective Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI.

For certain investment strategies listed, the table below shows a Portfolio’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio’s annual/semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Portfolios is also provided below.)

1 Based on net premium payments.

2 Based on initial margin required to establish position.

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DESCRIPTION OF INVESTMENT STRATEGIES AND ASSOCIATED RISKS

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.	Risks: Opportunity

Conventional Securities and Associated Risks
Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased.  Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-
economic factors such as political events.	Risks: Market

Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Acquired Funds and Notes. "Acquired Funds and Notes" are, generally, exchange traded funds ("ETFs") and exchange traded notes ("ETNs") held by a Portfolio, which track a security or index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes. When a Portfolio invests in shares of any Acquired Fund and Note, its performance is directly related to the ability of that Portfolio to meet its respective investment objective, as well as the Advisor’s allocation among the Acquired Funds and Notes. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds and Notes in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds and Notes utilizing such strategies. Investing in an ETF will generally expose the Portfolio to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The Portfolio also will incur brokerage costs when it purchases ETFs. A shareholder in a Portfolio could invest directly in ETFs and not incur the direct operating expenses of the Portfolio, although the shareholder would incur the cost of the underlying ETFs, including any brokerage commissions. The objective of the Portfolio, however, is for the shareholder to benefit from the manager’s evaluation of the market and allocation of the basket of ETFs.	Risks: Correlation and Market

Illiquid securities. Securities which cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction

Leveraged Derivative Instruments and Associated Risks
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise
price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

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Glossary of Certain Investment Risks

Correlation risk	The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way Portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Portfolios

All Portfolios	Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) portfolio tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. Certain indices place a great emphasis on companies with a particular market capitalization or in a particular market sector, which may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market.

Stock Index Futures and Options. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or its cash value). Stock index futures and options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment).

Calvert VP EAFE International Index Portfolio	ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares.
The Portfolio may invest in either sponsored or unsponsored ADRs.

PORTFOLIO HOLDINGS

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

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MANAGEMENT OF PORTFOLIO INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the "Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. Calvert provides the Portfolios with investment supervision and management and office space, furnishes executive and other personnel to the Portfolios, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2012, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12.5 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Portfolio, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP S&P MidCap 400 Index Portfolio and Calvert VP Russell 2000 Small Cap Index Portfolio

Summit Investment Advisors, Inc. (Summit), 390 North Cotner Blvd., Lincoln, NE 68505, is the investment subadvisor to each Portfolio. Summit, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska. AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company (“UNIFI”). Summit is an affiliate of Calvert.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of Summit	Team Leader

Kevin L. Keene, CFA	Equity Index and Derivatives Analyst for Summit since 2008 (Senior Analyst since November 2011);
Marketing Reporting Analyst for Summit 2006 to 2008;
	Director of Administration, FTJ FundChoice 2001 to 2006.	Team Member

Calvert VP EAFE International Index Portfolio

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for the Portfolio. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset has been in the index business since the mid-1970s and specializes in passive portfolio management techniques.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Theodore D. Miller	Chief Quantitative Officer and Managing Director, International Investment, of World Asset.	Portfolio Manager

Calvert and each Portfolio have obtained an exemptive order from the SEC to permit Calvert and the applicable Portfolio, pursuant to approval by the Portfolio's Board of Directors, to enter into and materially amend contracts with the Portfolio’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)), without shareholder approval.

See “Investment Advisor and Subadvisors” in the respective Portfolio’s SAI for further details.

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ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Portfolio. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) The advisory fee does not include administrative fees.

Portfolio	Advisory Fee
Calvert VP S&P MidCap 400 Index Portfolio	0.30%
Calvert VP Russell 2000 Small Cap Index Portfolio	0.35%
Calvert VP EAFE International Index Portfolio	0.56%

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the year ended December 31.

INVESTOR INFORMATION

GENERAL INFORMATION ABOUT THE PORTFOLIOS

The rights of the Insurance Companies as shareholders of the Portfolios differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Calvert Variable Products, Inc. (the “Fund”) offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. The Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 16

The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

HOW SHARES ARE PRICED

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If the Portfolio has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations. Valuation techniques used to value the Portfolios' investments by major category are as follows:

• Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.

• Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize matrix pricing, which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value.

• Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. As noted above, foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 17

For assistance in making fair value determinations, the Boards of Directors of Calvert VP EAFE International Index Portfolio has retained a third-party fair value pricing service, pursuant to the Portfolio’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Portfolio that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Portfolio’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Portfolio’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Portfolio to pay distribution fees for the sale and distribution of its Class F shares. The distribution plan also allows each Portfolio to pay service fees to persons (such as a financial professional, bank or retirement plan service provider) for services provided to shareholders. See “Method of Distribution” in the respective Portfolio’s SAI for further discussion of these services. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fee will not exceed, on an annual basis, 0.20% of the average daily net assets attributable to the Portfolio’s Class F shares.

MARKET TIMING POLICY

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. The Fund does not accommodate frequent purchases and redemptions of Portfolio shares. Accordingly, the Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. The Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. A Portfolio that invests in ETFs may have an increased risk of market timing activity compared to other funds. The underlying ETFs of such a Portfolio may hold securities listed on foreign exchanges or other investments that are particularly susceptible to time zone arbitrage, so the market timers have a greater incentive to target funds that invest in ETFs as a way to capture the profit inherent in the time zone spread. The Fund or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. The Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolios through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds Portfolio shares has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent mar-

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 18

ket timing in the Portfolios, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such participant(s) or plan, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and the distributor may modify any terms or conditions of purchase of Portfolio shares (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

DIVIDENDS AND DISTRIBUTIONS

It is the Fund’s intention to distribute substantially all of each Portfolio’s net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends declared and paid on investments, less expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

DISCLAIMERS

Calvert VP S&P MidCap 400 Index Portfolio

The S&P MidCap 400 Index is an unmanaged index comprised of 400 common stocks of mid-sized U.S. companies that aims to include 7% of the value of the domestic equity markets. “S&P®”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Calvert Variable Products, Inc. (“CVP”). CVP is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P makes no representation or warranty, express or implied, to the beneficial owners of any CVP portfolio or any member of the public regarding the advisability of investing in securities generally or in any CVP portfolio particularly or the ability of the S&P MidCap 400 Index to track general stock market performance. S&P’s only relationship to CVP is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to CVP or any CVP Portfolio. S&P has no obligation to take the needs of CVP or the beneficial owners of any CVP Portfolio into consideration in determining, composing or calculating the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the net asset value of any CVP Portfolio or the timing of the issuance or sale of shares of any CVP Portfolio. S&P has no obligation or liability in connection with the administration, marketing or trading of any CVP Portfolio.

Calvert VP Russell 2000 Small Cap Index Portfolio

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Calvert Variable Products, Inc. (“CVP”) and the Calvert VP Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company’s publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of an investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT LIMITATION, ANY WARRANTY OF

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 19

MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Calvert VP EAFE International Index Portfolio

THE CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY CALVERT VARIABLE PRODUCTS, INC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PORTFOLIOS GENERALLY OR IN THIS PORTFOLIO PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PORTFOLIO OR THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE PRICES OR QUANTITIES OF SHARES OF THIS PORTFOLIO TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PORTFOLIO IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PORTFOLIO OR ANY OTHER PERSON OR ENTITY IN CONNECTION

WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PORTFOLIO. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES

THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PORTFOLIO, OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF

THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of shares of this Portfolio, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this Portfolio without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years. Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP for the years ended December 31, 2011, 2010, 2009 and 2008 and by other auditors for the year ended December 31, 2007. KPMG's report, along with a Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 20

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

	Years ended
	December 31,	December 31	December 31,
Class F shares	2011 (z)	2010 (z)	2009
Net asset value, beginning	$69.00	$55.10	$40.65
Income from investment operations:
Net investment income	.44	.46	.43
Net realized and unrealized gain (loss)	(2.14)	13.70	14.25
Total from investment operations	(1.70)	14.16	14.68
Distributions from:
Net investment income	(.27)	(.26)	(.23)
Total distributions	(.27)	(.26)	(.23)
Total increase (decrease) in net asset value	(1.97)	13.90	14.45
Net asset value, ending	$67.03	$69.00	$55.10

Total return*	(2.47%)	25.70%	36.12%
Ratios to average net assets: A
Net investment income	.63%	.77%	.98%
Total expenses	.93%	1.02%	1.90%
Expenses before offsets	.79%	.79%	.79%
Net expenses	.79%	.79%	.79%
Portfolio turnover	16%	17%	16%
Net assets, ending (in thousands)	$1,698	$1,183	$523

		Periods ended
		December 31,	December 31,
class F shares		2008 (z)	2007	^
Net asset value, beginning		$70.66	$73.77
Income from investment operations:
Net investment income		.66	.16
Net realized and unrealized gain (loss)		(24.90)	(3.27)
Total from investment operations		(24.24)	(3.11)
Distributions from:
Net investment income		(.90)	—
Net realized gain		(4.87)	—
Total distributions		(5.77)	—
Total increase (decrease) in net asset value		(30.01)	(3.11)
Net asset value, ending		$40.65	$70.66

Total return*		(36.76%)	(4.21%)
Ratios to average net assets: A
Net investment income		1.26%	.89	% (a)
Total expenses		.79%	.71	% (a)
Expenses before offsets		.78%	.71	% (a)
Net expenses		.78%	.71	% (a)
Portfolio turnover		22%	23%
Net assets, ending (in thousands)		$104	$1

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 21

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

	Years ended
	December 31,	December 31,	December 31,
Class F shares	2011	2010 (z)	2009
Net asset value, beginning	$63.21	$50.38	$40.55
Income from investment operations:
Net investment income	.25	.32	.19
Net realized and unrealized gain (loss)	(3.44)	12.70	10.32
Total from investment operations	(3.19)	13.02	10.51
Distributions from:
Net investment income	(.18)	(.19)	(.13)
Net realized gain	(2.15)	—	(.55)
Total distributions	(2.33)	(.19)	(.68)
Total increase (decrease) in net asset value	(5.52)	12.83	9.38
Net asset value, ending	$57.69	$63.21	$50.38
Total return*	(5.07%)	25.83%	25.91%
Ratios to average net assets: A
Net investment income	.42%	.58%	.63%
Total expenses	1.03%	1.06%	1.25%
Expenses before offsets	.92%	.91%	.91%
Net expenses	.92%	.91%	.91%
Portfolio turnover	17%	42%	24%
Net assets, ending (in thousands)	$6,638	$6,085	$3,299
		Years ended
		December 31,	December 31,
Class F shares		2008 (z)	2007 (z)
Net asset value, beginning		$66.78	$74.02
Income from investment operations:
Net investment income		.58	.59
Net realized and unrealized gain (loss)		(22.36)	(1.97)
Total from investment operations		(21.78)	(1.38)
Distributions from:
Net investment income		(.76)	(.38)
Net realized gain		(3.69)	(5.48)
Total distributions		(4.45)	(5.86)
Total increase (decrease) in net asset value		(26.23)	(7.24)
Net asset value, ending		$40.55	$66.78
Total return*		(34.05%)	(2.40%)
Ratios to average net assets: A
Net investment income		1.09%	.84%
Total expenses		.91%	.84%
Expenses before offsets		.91%	.84%
Net expenses		.91%	.84%
Portfolio turnover		30%	19%
Net assets, ending (in thousands)		$977	$699

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 22

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

		Years ended
	December 31,	December 31,	December 31,
Class F shares	2011 (z)	2010 (z)	2009
Net asset value, beginning	$76.90	$73.19	$57.91
Income from investment operations:
Net investment income	1.67	1.33	.68
Net realized and unrealized gain (loss)	(11.60)	3.42	15.23
Total from investment operations	(9.93)	4.75	15.91
Distributions from:
Net investment income	(1.31)	(1.04)	(.63)
Total distributions	(1.31)	(1.04)	(.63)
Total increase (decrease) in net asset value	(11.24)	3.71	15.28
Net asset value, ending	$65.66	$76.90	$73.19

Total return*	(12.90%)	6.50%	27.47%
Ratios to average net assets: A
Net investment income	2.24%	1.86%	1.67%
Total expenses	1.25%	1.30%	1.42%
Expenses before offsets	1.16%	1.15%	1.15%
Net expenses	1.16%	1.15%	1.15%
Portfolio turnover	24%	77%	29%
Net assets, ending (in thousands)	$6,429	$7,152	$4,943

		Periods ended
		December 31,	December 31,
Class F shares		2008	2007	^^
Net asset value, beginning		$104.76	$102.10
Income from investment operations:
Net investment income		1.25	.01
Net realized and unrealized gain (loss)		(45.05)	2.65
Total from investment operations		(43.80)	2.66
Distributions from:
Net investment income		(1.26)	—
Net realized gain		(1.79)	—
Total distributions		(3.05)	—
Total increase (decrease) in net asset value		(46.85)	2.66
Net asset value, ending		$57.91	$104.76

Total return*		(42.81%)	2.61%
Ratios to average net assets: A
Net investment income		1.33%	.25	% (a)
Total expenses		1.42%	1.46	% (a)
Expenses before offsets		1.15%	1.15	% (a)
Net expenses		1.15%	1.15	% (a)
Portfolio turnover		47%	48%
Net assets, ending (in thousands)		$1,324	$1

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 23

NOTES TO FINANCIAL HIGHLIGHTS

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(a)	Annualized.
(z)	Per share figures are calculated using the average shares method.
*	Total return is not annualized for periods less than one year.
^	From October 1, 2007 inception.
^^	From December 17, 2007 inception.

CALVERT VP PORTFOLIOS PROSPECTUS - CLASS F 24

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and the SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file No: 811-04000 (Calvert Variable Products, Inc.)

Printed on recycled paper using soy inks

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert VP Portfolios Prospectus
Calvert VP SRI Portfolios
April 30, 2012

TABLE OF CONTENTS

		Page
PORTFOLIO SUMMARIES	(This section summarizes Portfolio fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert Signature® Variable Strategies		
Calvert VP SRI Balanced Portfolio		1
Calvert VP SRI Equity Portfolio		5
Calvert VP SRI Mid Cap Growth Portfolio		8
Calvert SAGE™ Variable Strategies		
Calvert VP SRI Strategic Portfolio		11
Calvert VP SRI Large Cap Value Portfolio		15
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Portfolio fees and expenses.)	18
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Portfolio investment strategies and risks.)	19
PORTFOLIO HOLDINGS	(This section provides details on Portfolio holdings.)	23
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Calvert Signature® and Calvert SAGE™ Variable Strategies Portfolios.)	24
Calvert Signature® Variable Strategies		
Investment Selection Process		24
Sustainable and Socially Responsible Investment Criteria		24
Shareholder Advocacy and Corporate Responsibility		26
Calvert SAGE™ Variable Strategies		
Investment Selection Process		26
Sustainable and Responsible Investment		27
SAGE™ Enhanced Engagement Strategy		27
Special Investment Program		27
High Social Impact Investments		27
MANAGEMENT OF PORTFOLIO INVESTMENTS	(This section provides details on Portfolio investment managers.)	28
About Calvert		28
More Information about the Advisor, Subadvisors and Portfolio Managers		28
Advisory Fees		30

INVESTMENT OBJECTIVE

The Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.70%
Other expenses	0.21%
Total annual fund operating expenses	0.91%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year; and
• the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 121% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)) and other asset-backed securities (“ABS”). The Portfolio invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Portfolio may also invest in repurchase agreements.

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable quality. The Portfolio may also invest in unrated debt securities.

The Portfolio is non-diversified, which means it may invest more of its assets in a smaller number of issuers than a diversified fund.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Portfolio’s allocation and may rebalance or reallocate the Portfolio’s assets based on its view of economic and market factors and events. The equity portion of the Portfolio is primarily a large cap core U.S. domestic portfolio, although the Portfolio may also invest in foreign stocks and mid-cap stocks. The equity portion of the Portfolio seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Portfolio reflects an active trading strategy, seeking total return.

CALVERT VP PORTFOLIOS PROSPECTUS 1

The Portfolio uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio.

The Portfolio may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisor selects the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Portfolio depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Portfolio has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Portfolio seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single stock or bond may have greater impact on the Portfolio than on a diversified fund.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

CALVERT VP PORTFOLIOS PROSPECTUS 2

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a mul-ticlass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Portfolio’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Portfolio also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays U.S. Credit Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	12.29%
Worst Quarter (of periods shown)	12/31/08	-19.63%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Balanced Portfolio	4.56%	0.72%	3.06%
Russell 1000 Index	1.50%	-0.02%	3.34%
Balanced Composite Index	4.24%	2.71%	4.55%
(reflects no deduction for fees or
expenses)
Lipper VA Mixed-Asset Target	-1.47%	0.90%	3.76%
Allocation Growth Funds Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Allocation of Assets and Portfolio Managers:

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Natalie A. Trunow	Senior Vice President,	Since September 2008
Chief Investment Officer
- Equities, Calvert

CALVERT VP PORTFOLIOS PROSPECTUS 3

Fixed-Income Investments:

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Michael Abramo	Vice President, Portfolio	Since September 2011
Manager, Calvert

Equity Investments:

Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Michelle Clayman,	Managing Partner,	Since June 2004
CFA	Chief Investment
Officer, New Amsterdam

Nathaniel Paull,	Partner, Senior	Since June 2004
CFA	Portfolio Manager, New Amsterdam

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 4

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.70%
Other expenses	0.68%
Total annual fund operating expenses	1.38%
Less fee waiver and/or expense reimbursement [1]	(0.26%)
Net expenses	1.12%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.12% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$411	$730	$1,635

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio invests primarily in common stocks of U.S. large-cap companies. The Portfolio defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Portfolio normally seeks to have a weighted average market capitalization of at least $20 billion.

The Portfolio may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to

CALVERT VP PORTFOLIOS PROSPECTUS 5

investment performance over time. The Portfolio has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Portfolio seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter		Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	18.41%
Worst Quarter (of periods shown)	12/31/08	-24.41%

			Since
Average annual total returns			Inception
(as of 12/31/11)	1 year	5 years	(4/30/02)
Calvert VP SRI Equity Portfolio	-1.34%	1.87%	3.74%
S&P 500 Index	2.11%	-0.25% 3.66%
(reflects no deduction for fees or
expenses)
Lipper VA Large-Cap Growth	-2.38%	0.96%	3.28%
Funds Average

CALVERT VP PORTFOLIOS PROSPECTUS 6

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Richard B.	Managing Director -	Since July 2006
England, CFA	Equities and Principal,
Atlanta Capital
Paul J. Marshall,	Vice President and	Since March 2009
CFA	Principal, Atlanta Capital

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering the purchase of a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 7

INVESTMENT OBJECTIVE

The Portfolio seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth and that meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.90%
Other expenses	0.26%
Total annual fund operating expenses	1.16%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year; and
• the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets, including borrowings for investment purposes, in the common stocks of mid-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($117 million to $20.4 billion as of December 31, 2011). The Russell Midcap Growth Index is reconstituted annually. The Portfolio normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Portfolio combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Portfolio may also invest up to 25% of its net assets in foreign securities.

The Portfolio is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Portfolio has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Portfolio seeks to invest and seeks to avoid investing.

CALVERT VP PORTFOLIOS PROSPECTUS 8

Investments are first selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Portfolio.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	17.55%
Worst Quarter (of periods shown)	12/31/08	-25.51%

Average Annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Mid Cap Growth	2.33%	4.21%	3.14%
Portfolio
Russell Midcap Growth Index	-1.65%	2.44%	5.29%
(reflects no deduction for fees or
expenses)
Lipper VA Mid-Cap Growth Funds	-3.86%	1.19%	5.87%
Average

CALVERT VP PORTFOLIOS PROSPECTUS 9

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Michelle Clayman,	Managing Partner, Chief	Since September 2005
CFA	Investment Officer, New
Amsterdam
Nathaniel Paull,	Partner, Senior	Since September 2005
CFA	Portfolio Manager, New
Amsterdam

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy that is described in the prospectus for that Policy. If you are considering the purchase of a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 10

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation by investing in equity and debt securities of all types using the Portfolio’s corporate responsibility standards and strategies. A secondary, nonfundamental goal of the Portfolio is to seek some current income. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.80%
Other expenses	0.15%
Total annual fund operating expenses	0.95%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year; and
• the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio normally invests primarily in domestic equity securities (common stocks) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities, domestic debt securities and other securities that in the Subadvisor’s opinion offer prospects for meeting the Portfolio’s investment goals.

The Subadvisor intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio’s principal focus is on traditional or “basic” value stocks. However, the Portfolio may include stocks that in the Subadvisor’s opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Portfolio invests primarily in the large and middle range of public company market capitalizations, but may invest in companies of any size. The Subadvisor anticipates that the Portfolio ordinarily will have a weighted average dividend yield, before Portfolio expenses, that is higher than the yield of the Standard & Poor’s Composite Index of 500 Stocks (“S&P 500 Index”).

The Subadvisor primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates both to current and to projected measures. Among the specific factors that the Subadvisor considers in identifying undervalued securities for inclusion in the Portfolio are:

• price/earnings ratio
• price to book value
• price/cash flow ratio
• debt/capital ratio
• dividend yield
• dividend history
• security and consistency of revenue stream
• undervalued assets
• relative earnings strategies potential
• industry strategies potential
• industry leadership

CALVERT VP PORTFOLIOS PROSPECTUS 11

• dividend strategies potential
• franchise value
• potential for favorable developments

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

• Basic Value companies, which, in the Subadvisor’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.

• Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend strategies.

• Emerging Franchises are rapidly growing companies that in the Subadvisor’s opinion are in the process of establishing a leading position in a product, service or market, and which the Subadvisor expects will grow, or continue to grow, at an above average rate. The proportion of the Portfolio invested in companies of this type will normally be less than the proportions of the Portfolio invested in Basic Value or Consistent Earner companies.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or by companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

The Subadvisor will consider investing in debt securities when it believes they are more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality.

Sustainable and Responsible Investing. The Portfolio seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Portfolio may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Portfolio has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Portfolio. Investments are selected for financial soundness as well as evaluated according to the Portfolio’s threshold responsibility standards. Investments must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result. For fixed-income securities in the Portfolio, the Subadvisor’s forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Portfolio may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

CALVERT VP PORTFOLIOS PROSPECTUS 12

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	27.12%
Worst Quarter (of periods shown)	9/30/11	-22.50%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Strategic Portfolio	-12.82%	-2.50%	0.85%
S & P 500 Index	2.11%	-0.25%	2.92%
(reflects no deduction for fees or
expenses)
Lipper VA Multi-Cap Core Funds	-2.39%	-0.43%	3.94%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Thornburg Investment Management, Inc. (“Thornburg”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Connor Browne, CFA	Co-Portfolio Manager,	Since October 2003
Managing Director, Thornburg

Ed Maran, CFA	Co-Portfolio Manager,	Since October 2003
Managing Director, Thornburg

CALVERT VP PORTFOLIOS PROSPECTUS 13

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 14

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Portfolio’s corporate responsibility standards and strategies. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.74%
Other expenses	0.11%
Total annual fund operating expenses	0.85%
Less fee waiver and/or expense reimbursement [1]	(0.07%)
Net expenses	0.78%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.78% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$264	$465	$1,043

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Portfolio normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index ($117 million to $406 billion as of December 31, 2011). The Portfolio normally seeks to have a weighted average market capitalization of at least $10 billion.

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor’s universe of stocks and range of market capitalizations to change accordingly.

Although primarily investing in large cap U.S. companies, the Portfolio may also invest in mid-cap and small-cap companies. The Portfolio may not invest more than 25% of its net assets in foreign securities.

The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices

CALVERT VP PORTFOLIOS PROSPECTUS 15

that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.

In selecting securities for the Portfolio, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Portfolio seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Portfolio may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Portfolio has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Portfolio. Investments are selected for financial soundness as well as evaluated according to the Portfolio’s threshold responsibility standards. Investments must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Portfolio may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT VP PORTFOLIOS PROSPECTUS 16

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/03	21.36%
Worst Quarter (of periods shown)	12/31/08	-23.81%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Large Cap Value	-1.68%	-3.33%	2.89%
Portfolio
Russell 1000 Value Index	0.39%	-2.64%	3.89%
(reflects no deduction for fees or
expenses)
Lipper VA Large-Cap Value Funds	-1.85%	-2.55%	2.86%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio

James R. McGlynn, CFA	Senior Vice President	Since December 1999
& Portfolio Manager, Calvert

Yvonne M. Bishop, CFA	Assistant Portfolio Manager, Calvert	Since January 2000

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 17

MORE INFORMATION ON FEES AND EXPENSES

MANAGEMENT FEES

Management fees include the advisory fee paid by the Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Portfolio’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of the Portfolio’s net assets) paid for each Portfolio for the most recent fiscal year are as follows.

Portfolio	Administrative Fee
Calvert VP SRI Balanced Portfolio	0.275%
Calvert VP SRI Equity Portfolio	0.20%
Calvert VP SRI Mid Cap Growth Portfolio	0.25%
Calvert VP SRI Strategic Portfolio	0.05%
Calvert VP SRI Large Cap Value Portfolio	0.10%

VOLUNTARY ADVISORY FEE WAIVERS

Calvert VP SRI Balanced Portfolio

The investment advisor (“Calvert” or the “Advisor”) voluntarily waives 0.05% of its annual advisory fee for the Portfolio based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to the equity assets of the Portfolio at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. Net of current expense waiver/reimbursements and offsets, the expenses of the Portfolio were 0.91% for the fiscal year ended December 31, 2011.

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in the following Portfolios to the amounts listed in the table below through April 30, 2013. Only the Board of Directors of the Portfolios may terminate the expense caps before the contractual period expires.

Portfolio	Expense Cap
Calvert VP SRI Equity Portfolio	1.12%
Calvert VP SRI Strategic Portfolio	0.99%
Calvert VP SRI Large Cap Value Portfolio	0.78%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a Policy owner. The Example in the respective Portfolio Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. No Portfolio expects to incur a material amount of interest expense in the fiscal year.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolio’s expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the

CALVERT VP PORTFOLIOS PROSPECTUS 18

fee table in the respective Portfolio Summary. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.”

See “Investment Advisor and Subadvisors” in the respective Portfolio’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the Portfolio Summary of the respective Portfolio also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Portfolio’s principal investment strategies and principal risks is under the earlier Portfolio Summary for the respective Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI.

For certain investment strategies listed, the table below shows a Portfolio’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio’s Annual/Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Portfolios is also provided below.)

CALVERT VP PORTFOLIOS PROSPECTUS 19

1	Excludes any High Social Impact Investments. See “Special Investment Program” below.
2	Based on net premium payments.
3	Based on initial margin required to establish position.

Description of Investment Strategies and associated risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment techniques and associated risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.	Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are generally stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Portfolio’s cash position consistent with the Portfolio’s applicable benchmark to reduce deviations from the benchmark while enabling the Portfolio to accommodate its need for periodic liquidity.	Risks: Correlation and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

CALVERT VP PORTFOLIOS PROSPECTUS 20

Conventional Securities and associated risks

Stocks in General.  Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S. For any Portfolio that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: , Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor or Subadvisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds.  Bonds rated below BBB/Baa by an NRSRO or unrated bonds determined by the Portfolio’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market. Calvert VP SRI Equity Portfolio may invest in High Social Impact Investments, which are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and associated risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and associated risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

CALVERT VP PORTFOLIOS PROSPECTUS 21

Glossary of Certain Investment risks

Correlation risk

The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in currency exchange rates may cause investment losses when the Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage- backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk Interest rate risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market. Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT VP PORTFOLIOS PROSPECTUS 22

Explanation of Investment Strategies Used by Certain Portfolios

Calvert VP SRI Balanced Portfolio

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. The conservatorship has no specified termination date.

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert VP SRI Strategic Portfolio

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

All Portfolios (except Calvert SRI Large Cap Value Portfolio)

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

PORTFOLIO HOLDINGS

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

CALVERT VP PORTFOLIOS PROSPECTUS 23

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

Calvert SIGNatUre®varIaBle StrateGIeS

(Calvert vP SrI Balanced Portfolio, Calvert vP SrI equity Portfolio and Calvert vP SrI Mid Cap Growth Portfolio)

Investment Selection Process

In seeking to achieve a Portfolio’s investment objective, investments are first selected for financial soundness and then evaluated according to that Portfolio’s sustainable and socially responsible investment criteria. Only companies that meet all of the Portfolio’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Portfolios seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Portfolio must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Portfolio’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Portfolio’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Portfolio’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Portfolios believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Portfolio’s investment objective and its sustainable and socially responsible investment criteria.

Each Portfolio may invest in ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the Portfolio’s applicable benchmark. The ETFs in which a Portfolio may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Portfolio. In addition, the ETFs in which a Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Portfolio does not constitute endorsement or validation by that Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially responsible Investment Criteria

Each Portfolio seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert drawing on the Portfolio’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

CALVERT VP PORTFOLIOS PROSPECTUS 24

The Portfolios seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolios seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

CALVERT VP PORTFOLIOS PROSPECTUS 25

Shareholder Advocacy and Corporate Responsibility

As each Portfolio’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Portfolio has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Portfolio is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Portfolio.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

Calvert SAGE™ Variable Strategies

(Calvert VP SRI Strategic Portfolio and Calvert VP SRI Large Cap Value Portfolio)

Investment Selection Process

In seeking to achieve a Portfolio’s investment objective, investments are selected for financial soundness as well as evaluated according to that Portfolio’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for a Portfolio must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders. Each Portfolio has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Portfolio:

•	The Portfolio will seek to avoid investing in companies that manufacture tobacco products.

•

The Portfolio will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

•	The Portfolio will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

Investments in fixed-income securities for a Portfolio may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s threshold responsibility standards and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Portfolio’s threshold responsibility standards typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Portfolio may invest in ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the Portfolio’s

CALVERT VP PORTFOLIOS PROSPECTUS 26

applicable benchmark. The ETFs in which a Portfolio may invest will not be screened and will not be required to meet the threshold responsibility standards otherwise applicable to investments made by that Portfolio. In addition, the ETFs in which a Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s threshold responsibility standards. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Portfolio does not constitute endorsement or validation by that Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s threshold responsibility standards.

Sustainable and Responsible Investment

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. Each Portfolio acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing their industry. Enhanced engagement for the Portfolio will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and sustainability performance continue to lag their peers. Engagement will urge companies to improve their environmental, social and governance performance and to pursue sustainability leadership opportunities where possible.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert. All threshold responsibility standards may be changed by the Board of Directors without shareholder approval.

SAGE™ Enhanced Engagement Strategy

Under Calvert’s SAGE (“Sustainability Achieved through Greater Engagement”) strategy, each Portfolio may invest in a full range of companies consistent with its threshold responsibility standards. These companies may be emerging sustainability leaders and/or entities which have yet to make significant progress but have the potential to do so.

As each Portfolio’s investment advisor, Calvert will use the SAGE process to identify and select companies for focused engagement and to determine tangible objectives to pursue with each. Engagement will focus on (1) addressing legacy and/or current issues lacking sufficient focus, commitment and/or concrete performance and (2) encouraging further progress in areas of improvement and emerging leadership. The level of engagement employed by Calvert for a specific company may vary based on the company’s progress on these issues.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies. If a company fails to make sufficient progress in its commitments with respect to environmental, social and governance issues in response to Calvert’s engagement approach, a Portfolio may divest that company’s security from the portfolio at a time that is in the best interests of the Portfolio’s shareholders.

SPECIAL INVESTMENT PROGRAM
(Calvert VP SRI Equity Portfolio)

As part of Calvert’s and Portfolio shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert VP SRI Equity Portfolio may invest a small percentage of its assets through High Social Impact Investments, a special investment program that is a non-principal investment strategy pioneered by Calvert.

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of the assets of Calvert VP SRI Equity Portfolio (up to 1%). The Portfolio may engage in this program upon reaching $50 million in assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Portfolio’s sustainable and socially responsible investment criteria.

 CALVERT VP PORTFOLIOS PROSPECTUS  27

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Portfolio believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Any High Social Impact Investments of the Portfolio are fair valued by a fair value team consisting of officers of the Portfolio and of the Portfolio’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Portfolio’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. The Portfolio’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order from the SEC, the Portfolio may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Portfolio and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF PORTFOLIO INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. Calvert provides the Portfolios with investment supervision and management and office space, furnishes executive and other personnel to the Portfolios, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2012, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12.5 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Portfolio, and who is primarily (and jointly, as applicable) responsible for the day-today management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP SRI Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Portfolio.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Asset and Portfolio Manager Allocations

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head
(2005-2008) and Portfolio Manager
(2001-2008) for the Global Public Markets Group of General Motors Asset Management.

CALVERT VP PORTFOLIOS PROSPECTUS  28

FIXED-INCOME INVESTMENTS OF CALVERT VP SRI BALANCED PORTFOLIO

Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo manages the day-to-day investment of the fixed-income investments of the Portfolio.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Cavert Taxable Fixed Income Team since 1999.	Lead Portfolio Manager for fixed-income investments
Mr. Abramo became a Portfolio Manager for this Portfolio in September 2011.

EQUITY INVESTMENTS OF CALVERT VP SRI BALANCED PORTFOLIO

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, managed a portion of the equity assets of the Portfolio beginning in June 2004 and has managed all of the equity assets of the Portfolio since June 2008.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam – Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	New Amsterdam – Senior Portfolio Manager	Portfolio Manager

CALVERT VP SRI EQUITY PORTFOLIO

Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Portfolio since its inception in April 2002.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England,	Managing Director – Equities and Portfolio Manager, Atlanta Capital	Lead Portfolio Manager
CFA
Member of Management Committee Mr. England became a Portfolio Manager for this Portfolio in July 2006.

Paul J. Marshall, CFA	Portfolio Manager, Atlanta Capital	Portfolio Manager
Mr. Marshall became a Portfolio Manager for this Portfolio in March 2009.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Portfolio since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam’s Portfolio Managers for Calvert VP SRI Mid Cap Growth Portfolio. Please see the information presented above with respect to New Amsterdam’s management of Calvert VP SRI Balanced Portfolio regarding these Portfolio Managers’ business experience during the last five years and role on the management team.

CALVERT VP PORTFOLIOS PROSPECTUS 29

CALVERT VP SRI STRATEGIC PORTFOLIO

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, serves as the Subadvisor to the Portfolio. Thornburg is a Delaware corporation, which has 38 managing directors with an equity interest in the firm.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Connor Browne, CFA	2006 – present: Managing Director and Portfolio Manager, Thornburg	Co-Portfolio Manager
2001 – 2006: Associate Portfolio Manager, Thornburg

Ed Maran, CFA	2006 – present: Managing Director and Portfolio Manager, Thornburg	Co-Portfolio Manager
2002 – 2006: Associate Portfolio Manager, Thornburg

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO

Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA	December 12, 2008 – present: Lead Portfolio Manager of Calvert’s large cap value team.
1999 – 2008: Managing Director – Equities, and Portfolio Manager, Summit Investment Partners, Inc.
	Mr. McGlynn has 30 years of experience in the investment industry.	Portfolio Manager

Yvonne M. Bishop, CFA	December 12, 2008 – present: Assistant Portfolio Manager of Calvert’s large cap value team.
2000 – 2008: Assistant Portfolio Manager for equity accounts, Summit Investment Partners, Inc.
	Ms. Bishop has 20 years of experience in the investment industry.	Assistant Portfolio Manager

Calvert and each Portfolio have obtained an exemptive order from the SEC to permit Calvert and the applicable Portfolio, pursuant to approval by the Portfolio’s Board of Directors, to enter into and materially amend contracts with the Portfolio’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)), without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Portfolio’s SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Portfolio. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) The advisory fee does not include administrative fees.

Portfolio	Advisory Fee
Calvert VP SRI Balanced Portfolio	0.425%
Calvert VP SRI Equity Portfolio	0.50%
Calvert VP SRI Mid Cap Growth Portfolio	0.65%
Calvert VP SRI Strategic Portfolio	0.75%
Calvert VP SRI Large Cap Value Portfolio	0.64%

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any

CALVERT VP PORTFOLIOS PROSPECTUS 30

applicable subadvisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the fiscal year ended December 31.

INVESTOR INFORMATION

GENERAL INFORMATION ABOUT THE PORTFOLIOS

The rights of the Insurance Companies as shareholders of the Portfolios differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

The Calvert VP Portfolios in this Prospectus should not be confused with the other Calvert funds listed below. In each case performance of the two portfolios will differ.

Calvert VP SRI Balanced Portfolio of Calvert Variable Series, Inc.	Calvert Balanced Portfolio
Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc.	Calvert Equity Portfolio
Calvert VP SRI Mid Cap Growth Portfolio of Calvert Variable Series, Inc.	Calvert Capital Accumulation Fund
Calvert VP SRI Large Cap Value Portfolio of Calvert Variable Products, Inc.	Calvert Large Cap Value Fund

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Each of Calvert Variable Series, Inc. and Calvert Variable Products, Inc. (each a “Fund”) offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of a Portfolio next determined after the applicable Insurance Company receives the premium payment. Each Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Funds foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. Each Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which a Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and a Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

CALVERT VP PORTFOLIOS PROSPECTUS 31

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

HOW SHARES ARE PRICED

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations. Valuation techniques used to value the Portfolios’ investments by major category are as follows:

• Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.

• Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing, which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing, which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. As noted above, foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

MARKET TIMING POLICY

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. Neither Fund accommodates frequent purchases and redemptions of Portfolio shares. Accordingly, each Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. Each Board believes that market

CALVERT VP PORTFOLIOS PROSPECTUS 32

timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor, if any, to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. Each Fund or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by a Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. Each Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolios through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds Portfolio shares has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between a Fund and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Although each Fund has adopted policies and procedures to detect and prevent market timing in the Portfolios, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such participant(s) or plan, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and the distributor may modify any terms or conditions of purchase of Portfolio shares (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

DIVIDENDS AND DISTRIBUTIONS

It is each Fund’s intention to distribute substantially all of each Portfolio’s net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends declared and paid on investments, less expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

CALVERT VP PORTFOLIOS PROSPECTUS 33

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years. Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP; for Calvert VP SRI Large Cap Value Portfolio, the year ended December 31, 2007 was audited by another auditor. KPMG’s report, along with a Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

CALVERT VP PORTFOLIOS PROSPECTUS 34

CALVERT VP SRI BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$1.695	$1.533	$1.247
Income from investment operations:
Net investment income	.023	.024	.030
Net realized and unrealized gain (loss)	.054	.161	.287
Total from investment operations	.077	.185	.317
Distributions from:
Net investment income	(.023)	(.023)	(.031)
Total distributions	(.023)	(.023)	(.031)
Total increase (decrease) in net asset value	.054	.162	.286
Net asset value, ending	$1.749	$1.695	$1.533

Total return*	4.56%	12.10%	25.39%
Ratios to average net assets: A
Net investment income	1.37%	1.47%	2.11%
Total expenses	.91%	.91%	.91%
Expenses before offsets	.91%	.91%	.91%
Net expenses	.91%	.90%	.91%
Portfolio turnover	121%	116%	89%
Net assets, ending (in thousands)	$354,038	$334,915	$312,728

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$1.918	$2.030
Income from investment operations:
Net investment income		.046	.051
Net realized and unrealized gain (loss)		(.648)	.005
Total from investment operations		(.602)	.056
Distributions from:
Net investment income		(.044)	(.051)
Net realized gain		(.025)	(.117)
Total distributions		(.069)	(.168)
Total increase (decrease) in net asset value		(.671)	(.112)
Net asset value, ending		$1.247	$1.918

Total return*		(31.38%)	2.76%
Ratios to average net assets: A
Net investment income		2.50%	2.35%
Total expenses		.92%	.90%
Expenses before offsets		.92%	.90%
Net expenses		.92%	.90%
Portfolio turnover		107%	157%
Net assets, ending (in thousands)		$267,916	$446,263

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 35

CALVERT VP SRI EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$19.35	$16.51	$12.95
Income from investment operations:
Net investment income (loss)	(.01)	(.01)	.05
Net realized and unrealized gain (loss)	(.25)	2.86	4.39
Total from investment operations	(.26)	2.85	4.44
Distributions from:
Net investment income	—	(.01)	(.06)
Net realized gain	—	—	(.82)
Total distributions	—	(.01)	(.88)
Total increase (decrease) in net asset value	(.26)	2.84	3.56
Net asset value, ending	$19.09	$19.35	$16.51

Total return*	(1.34%)	17.26%	34.26%
Ratios to average net assets: A
Net investment income (loss)	(.06%)	(.06%)	.31%
Total expenses	1.38%	1.29%	1.26%
Expenses before offsets	1.09%	1.08%	1.08%
Net expenses	1.09%	1.08%	1.08%
Portfolio turnover	61%	41%	42%
Net assets, ending (in thousands)	$9,362	$9,736	$8,494

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$20.38	$19.48
Income from investment operations:
Net investment income (loss)		.02	(.01)
Net realized and unrealized gain (loss)		(7.32)	1.96
Total from investment operations		(7.30)	1.95
Distributions from:
Net realized gain		(.13)	(1.05)
Total distributions		(.13)	(1.05)
Total increase (decrease) in net asset value		(7.43)	.90
Net asset value, ending		$12.95	$20.38

Total return*		(35.79%)	9.99%
Ratios to average net assets: A
Net investment income (loss)		.13%	(.03%)
Total expenses		1.19%	1.11%
Expenses before offsets		1.12%	1.10%
Net expenses		1.08%	1.05%
Portfolio turnover		69%	41%
Net assets, ending (in thousands)		$6,927	$10,808

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 36

CALVERT VP SRI MID CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$32.97	$25.07	$18.99
Income from investment operations:
Net investment income (loss)	(.18)	(.14)	(.05)
Net realized and unrealized gain (loss)	.95	8.04	6.13
Total from investment operations	.77	7.90	6.08
Distributions from:
Net investment income	-	-	-
Net realized gain	(2.08)	-	-
Total distributions	(2.08)	-	-
Total increase (decrease) in net asset value	(1.31)	7.90	6.08
Net asset value, ending	$31.66	$32.97	$25.07

Total return*	2.30%	31.51%	32.02%
Ratios to average net assets: A
Net investment income (loss)	(.52%)	(.50%)	(.22%)
Total expenses	1.16%	1.17%	1.10%
Expenses before offsets	1.16%	1.17%	1.10%
Net expenses	1.16%	1.17%	1.10%
Portfolio turnover	47%	100%	61%
Net assets, ending (in thousands)	$40,293	$44,213	$33,192

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$30.53	$28.30
Income from investment operations:
Net investment income (loss)		(.10)	(.14)
Net realized and unrealized gain (loss)		(11.25)	3.00
Total from investment operations		(11.35)	2.86
Distributions from:
Net realized gain		(.19)	(.63)
Total distributions		(.19)	(.63)
Total increase (decrease) in net asset value		(11.54)	2.23
Net asset value, ending		$18.99	$30.53

Total return*		(37.17%)	10.09%
Ratios to average net assets: A
Net investment income (loss)		(.33%)	(.50%)
Total expenses		1.18%	1.18%
Expenses before offsets		1.18%	1.18%
Net expenses		1.16%	1.16%
Portfolio turnover		51%	59%
Net assets, ending (in thousands)		$28,277	$54,055

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 37

CALVERT VP SRI STRATEGIC PORTFOLIO
FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011 (z)	2010	2009
Net asset value, beginning	$18.12	$16.45	$11.60
Income from investment operations:
Net investment income	.05	.07	.20
Net realized and unrealized gain (loss)	(2.37)	1.67	4.84
Total from investment operations	(2.32)	1.74	5.04
Distributions from:
Net investment income	(.09)	(.07)	(.19)
Total distributions	(.09)	(.07)	(.19)
Total increase (decrease) in net asset value	(2.41)	1.67	4.85
Net asset value, ending	$15.71	$18.12	$16.45

Total return*	(12.82%)	10.58%	43.44%
Ratios to average net assets: A
Net investment income	.27%	.41%	1.50%
Total expenses	.95%	.92%	.93%
Expenses before offsets	.94%	.92%	.93%
Net expenses	.94%	.92%	.93%
Portfolio turnover	74%	85%	76%
Net assets, ending (in thousands)	$64,696	$133,082	$126,592

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$20.55	$21.01
Income from investment operations:
Net investment income		.14	.16
Net realized and unrealized gain (loss)		(8.45)	1.31
Total from investment operations		(8.31)	1.47
Distributions from:
Net investment income		(.15)	(.15)
Net realized gain		(.49)	(1.78)
Total distributions		(.64)	(1.93)
Total increase (decrease) in net asset value		(8.95)	(.46)
Net asset value, ending		$11.60	$20.55

Total return*		(40.41%)	6.96%
Ratios to average net assets: A
Net investment income		.94%	.85%
Total expenses		.94%	.93%
Expenses before offsets		.94%	.93%
Net expenses		.92%	.91%
Portfolio turnover		77%	80%
Net assets, ending (in thousands)		$81,260	$114,910

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 38

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011 (z)	2010 (z)	2009
Net asset value, beginning	$66.82	$60.76	$49.45
Income from investment operations:
Net investment income	1.24	1.05	1.16
Net realized and unrealized gain (loss)	(2.36)	6.00	11.41
Total from investment operations	(1.12)	7.05	12.57
Distributions from:
Net investment income	(1.48)	(.99)	(1.14)
Net realized gain	—	—	(.12)
Total distributions	(1.48)	(.99)	(1.26)
Total increase (decrease) in net asset value	(2.60)	6.06	11.31
Net asset value, ending	$64.22	$66.82	$60.76

Total return*	(1.68%)	11.60%	25.40%
Ratios to average net assets: A
Net investment income	1.85%	1.70%	2.19%
Total expenses	.85%	.84%	.85%
Expenses before offsets	.75%	.74%	.74%
Net expenses	.75%	.74%	.74%
Portfolio turnover	16%	27%	29%
Net assets, ending (in thousands)	$117,125	$164,863	$178,063

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$92.96	$101.12
Income from investment operations:
Net investment income		.61	1.64
Net realized and unrealized gain (loss)		(34.05)	(.06)
Total from investment operations		(33.44)	1.58
Distributions from:
Net investment income		(1.95)	(1.42)
Net realized gain		(8.12)	(8.32)
Total distributions		(10.07)	(9.74)
Total increase (decrease) in net asset value		(43.51)	(8.16)
Net asset value, ending		$49.45	$92.96

Total return*		(39.49%)	1.40%
Ratios to average net assets: A
Net investment income		2.14%	1.61%
Total expenses		.90%	.87%
Expenses before offsets		.90%	.87%
Net expenses		.90%	.87%
Portfolio turnover		34%	42%
Net assets, ending (in thousands)		$144,425	$58,157

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 39

NOTES TO FINANCIAL HIGHLIGHTS

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)	Per shares figure calculated using the average shares method.
*	Total return is not annualized for periods less than one year.

CALVERT VP PORTFOLIOS PROSPECTUS 40

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and the SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-03591 Calvert Variable Series, Inc. (Calvert VP SRI Balanced Portfolio, Calvert VP SRI Equity Portfolio, Calvert VP SRI Mid Cap Growth Portfolio and Calvert VP SRI Strategic Portfolio)

No. 811-04000 Calvert Variable Products, Inc. (Calvert VP SRI Large Cap Value Portfolio)

Printed on recycled paper using soy inks.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert VP Portfolios Prospectus
April 30, 2012

TABLE OF CONTENTS

		Page
PORTFOLIO SUMMARIES	(This section summarizes Portfolio fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert VP Small Cap Growth Portfolio		1
Calvert VP Natural Resources Portfolio		3
Calvert VP Income Portfolio		7
Calvert VP Inflation Protected Plus Portfolio		11
Calvert VP Money Market Portfolio		15
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Portfolio fees and expenses.)	17
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Portfolio investment strategies and risks.)	18
PORTFOLIO HOLDINGS	(This section provides details on Portfolio holdings.)	23
MANAGEMENT OF PORTFOLIO INVESTMENTS	(This section provides details on Portfolio investment managers.)	23
About Calvert		23
More Information about the Advisor, Subadvisors and Portfolio Managers		23
Advisory Fees		24
INVESTOR INFORMATION	(This section provides details on purchase and redemption of Portfolio shares, how shares are valued, and information on dividends, distributions and taxes.)	25
General Information about the Portfolios		25
Purchase, Exchange and Redemption of Shares		25
How Shares are Priced		26
Market Timing Policy		26
Dividends and Distributions		27
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Portfolios.)	27
Calvert VP Small Cap Growth Portfolio		28
Calvert VP Natural Resources Portfolio		29
Calvert VP Income Portfolio		30
Calvert VP Inflation Protected Plus Portfolio		31
Calvert VP Money Market Portfolio		32

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.90%
Other expenses	0.26%
Total annual fund operating expenses	1.16%
Less fee waiver and/or expense reimbursement [1]	(0.12%)
Net expenses	1.04%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.04% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$357	$627	$1,398

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio focuses on small, rapidly growing and under-researched companies whose securities, in the Subadvisor’s opinion, are trading at reasonable prices. The Portfolio normally invests at least 80% of its net assets (including borrowings for investment purposes) in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell 2000 Growth Index. The market capitalization range for the Russell 2000 Growth Index was $23.4 million to $3.7 billion as of December 31, 2011.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CALVERT VP PORTFOLIOS PROSPECTUS 1

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disapointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return

Best Quarter (of periods shown)		6/30/03	21.20%
Worst Quarter (of periods shown)	12/31/08		-27.51%

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP Small Cap Growth	-2.02%	5.04%	3.83%
Portfolio
Russell 2000 Growth Index	-2.91%	2.09%	4.48%
(reflects no deduction for fees or
expenses)

Lipper VA Small-Cap Growth Funds	-2.82%	1.82%	3.88%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Eagle Asset Management, Inc. (“Eagle”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Bert L. Boksen, CFA	Senior Vice President	Since January 2005
and Managing
Director, Eagle

Eric Mintz, CFA	Assistant Portfolio	Since April 2008
Manager, Eagle

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies.The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 2

INVESTMENT OBJECTIVE

The Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) representing different natural resources exposures. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.65%
Other expenses	0.19%
Acquired fund fees and expenses	0.59%
Total annual fund operating expenses	1.43%
Less fee waiver and/or expense reimbursement [1]	(0.05%)
Net expenses	1.38%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.79% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$141	$448	$777	$1,709

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest substantially all of its net assets (including borrowings for investment purposes) in ETFs and ETNs (the “Acquired Funds and Notes”) that represent different natural resources exposures. The Portfolio will provide shareholders with at least 60 days’ notice before changing this policy. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. An ETN is a debt security designed to provide investors access to the returns of various market benchmarks by linking the return of the security to the performance of a particular index.

The Portfolio currently invests in the Acquired Funds and Notes that track the indices (or components thereof) shown below, and will vary its exposure based on market conditions:

Natural Resources Index or Commodity

• Deutsche Bank Liquid Commodity Index
• Dow Jones – AIG Commodity Index
• Morgan Stanley REIT Index
• Morgan Stanley U.S. Investable Materials Index
• Goldman Sachs Natural Resources Sector Index
• Palisades Water Index
• S&P Global Materials Index
• Dow Jones U.S. Utilities Sector Index
• S&P Global Utilities Sector Index
• NYSE Arca Gold Miners Index

CALVERT VP PORTFOLIOS PROSPECTUS 3

• Beacon Global Timber Index

The Portfolio selects Acquired Funds and Notes that track investments in securities of natural resources companies and associated businesses, including utilities (such as gas and water). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The sector includes, but is not limited to, commodities and industries such as integrated oil, oil and gas exploration, metal production, forest products, paper products, chemicals, building materials, coal, real estate and alternative energy sources.

In its selection of investments, the Portfolio seeks Acquired Funds and Notes whose underlying exposures appear to have the potential for above-average long-term performance based on supply and demand of a resource and the state of the market. These may include Acquired Funds and Notes whose underlying exposures are expected to show above-average growth over the long-term as well as those exposures that appear to the Subadvisor to be undervalued.

The Portfolio may sell or reduce an Acquired Fund or Note when, in the Subadvisor’s opinion, there is a change in the macroeconomic outlook, technical deterioration of an underlying exposure, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

Based on the planned investments in the portfolio, the Portfolio will be a non-diversified fund, which means it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

Non-Diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio.

Asset Allocation Risk. The Subadvisor’s selection of Acquired Funds and Notes and the allocation of Portfolio assets to those Acquired Funds and Notes may cause the Portfolio to underper-form.

Structured Note Risk. The Portfolio may invest up to 10% of its total assets directly in structured notes. Structured notes are derivative investments whose value depends on, or is derived from, the value of an underlying security. Structured notes may be tied to the performance of individual stocks or to baskets of assets such as commodities. Structured notes are generally corporate debt securities and are subject to similar risks such as credit risk and the loss of principal. Many structured notes are illiquid.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Natural Resources Risk. Natural Resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural, trade, fiscal, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, pestilence, technological developments, and changes in interest rates. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Acquired Funds and Notes Risk. Acquired Funds and Notes track a securities or natural resources index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expense of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes. The performance of the Acquired Funds and Notes directly affects the ability of the Portfolio to meet its respective investment objective. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds and Notes in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds and Notes and the Subadvisor’s allocation among the Acquired Funds and Notes.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying securities, including the key risks below.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the underlying securities to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying securities, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying securities may fall.

CALVERT VP PORTFOLIOS PROSPECTUS 4

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying securities, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a broad-based securities market index, a composite index and an average.

The table below also shows the performance of the Natural Resources Composite Index (50% Dow Jones UBS Commodity Index; 50% S&P North America Natural Resources Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return
Best Quarter (of periods shown)	12/31/10		16.07%
Worst Quarter (of periods shown)	12/31/08		-31.33%

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(12/28/06)
Calvert VP Natural Resources	-10.13%	0.17%	0.17%
Portfolio
S&P 500 Index	2.11%	-0.25%	-0.34%
(reflects no deduction for fees or
expenses)

Natural Resources Composite Index	-10.37%	0.99%	0.92%
(reflects no deduction for fees or
expenses)
Lipper VA Natural Resources	-11.67%	2.54%	*
Funds Average

*The Portfolio is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Portfolio since 12/31/06 is 0.17% and the performance for the Lipper VA Natural Resources Funds Average is 2.54%.

CALVERT VP PORTFOLIOS PROSPECTUS 5

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc. (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since December 2006
Summit

D. Scott Keller, CFA	Portfolio Manager,	Since December 2006
Summit

Ryan D. Johnson, CFA	Analyst, Summit	Since December 2006

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 6

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income-producing securities. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.70%
Other expenses	0.32%
Total annual fund operating expenses	1.02%
Less fee waiver and/or expense reimbursement [1]	(0.17%)
Net expenses	0.85%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.85% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$308	$547	$1,232

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 175% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. The Portfolio typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor.

The Portfolio invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Portfolio also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Portfolio may invest in leveraged loans. The loans in which the Portfolio will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

CALVERT VP PORTFOLIOS PROSPECTUS 7

The Portfolio may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds in default. A debt security is below investment grade when assigned a credit quality rat-ing below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor.

The Portfolio may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Portfolio is non-diversified, which means it may invest its assets in a smaller number of issuers than a diversified fund.

The Portfolio uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single bond may have greater impact on the Portfolio.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. Individual investments of the Portfolio may not perform as expected, due to credit, political or other risks and the portfolio management practices may not achieve the desired result. The Advisor’s forecast as to interest rates may not be correct.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

CALVERT VP PORTFOLIOS PROSPECTUS 8

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return
Best Quarter (of periods shown)		9/30/09	9.64%
Worst Quarter (of periods shown)		12/31/08	-7.67%

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(4/30/02)
Calvert VP Income Portfolio	3.91%	4.67%	5.88%
Barclays U.S. Credit Index	8.35%	6.80%	6.44%
(reflects no deduction for fees or
expenses)

Lipper VA Corporate Debt Funds	6.80%	6.13%	5.77%
BBB Rated Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager	Title	Length of Time
Name		Managing Portfolio
Michael Abramo	Vice President, Portfolio	Since April 2008
Manager, Calvert

Matthew Duch	Vice President, Portfolio	Since September
	Manager, Calvert	2011

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

CALVERT VP PORTFOLIOS PROSPECTUS 9

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering the purchase of a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 10

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation adjusted fixed income securities. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.60%
Other expenses	0.19%
Total annual fund operating expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets (including borrowings for investment purposes) in inflation protected fixed income securities. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. These securities will normally be U.S. dollar denominated and include securities issued by the U.S. Government, its agencies and instrumentalities, as well as other entities such as foreign governments or corporations. Inflation protected or adjusted fixed income securities are structured to provide protection against inflation by directly or indirectly adjusting the value of the bond’s principal or the interest income paid based (directly or indirectly) on changes in the official inflation measures reported by the U.S. Bureau of Labor Statistics. Foreign inflation protected securities are adjusted using a comparable statistic issued by the respective government.

Up to 20% of the Portfolio’s assets may be invested in fixed income securities that are not inflation indexed, including unrated or below investment-grade bonds (“high yield” or “junk” bonds), convertible debt securities, convertible preferred and preferred stocks, or other securities.

The Portfolio generally will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired by conversion of fixed income securities or by exercise of warrants attached thereto. The Portfolio may invest in U.S. Treasury futures contracts, write covered call options on U.S. Treasury securities and buy or sell options on futures contracts for such securities.

The Portfolio employs an active trading strategy.

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Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Management Risk. The individual investments of the Portfolio may not perform as expected, due to credit, political or other risks and the portfolio management practices may not achieve the desired result.

Risk of Investing for Inflation Protection. Inflation protected fixed income securities do no protect against changes in interest rates to the extent such changes are not attributable to inflation.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Structured Notes. These are derivative investments whose value depends on, or is derived from, the value of an underlying asset. Structured notes may be tied to the performance of individual stocks or to baskets of assets such as commodities. Structured notes are generally corporate debt securities and are subject to similar risks such as credit risk and the loss of principal. Many structured notes are illiquid, and therefore subject to the Portfolio’s investment limitation on illiquid investments. Some secondary markets may exist for certain structured notes. A structured note carries the credit rating of its issuer and the Portfolio will only invest in structured notes issued by issuers with investment grade ratings.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another nationally recog-nized statistical rating organization, there is a significant risk that these bonds will not achieve full recovery.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Active Trading Strategy Risk. The Portfolio employs an active trading style that can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

CALVERT VP PORTFOLIOS PROSPECTUS 12

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	3/31/08	5.13%
Worst Quarter (of periods shown)	9/30/08	-3.52%

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(12/28/06)
Calvert VP Inflation Protected Plus	10.41%	6.46%	6.48%
Portfolio
Barclays U.S. TIPS Index	13.56%	7.95%	7.94%
(reflects no deduction for fees or
expenses)
Lipper VA General U.S. Government	10.05%	6.46%	*
Funds Average

*The Portfolio is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Portfolio since 12/31/06 is 6.46% and the performance for the Lipper VA General U.S. Government Funds Average is 6.46%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc.  (“Summit”)

Portfolio Manager	Title	Length of Time
Name		Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since December 2006
Summit

D. Scott Keller, CFA	Portfolio Manager,	Since December 2006
Summit

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy that is described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

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PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 14

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks to maintain a constant net asset value of $1.00 per share for the Portfolio. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	0.41%
Less fee waiver and/or expense reimbursement[1]	(0.01%)
Net expenses	0.40%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.40% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$131	$229	$517

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements, commercial paper, variable rate demand notes, and corporate, agency and taxable municipal obligations. The Portfolio invests more than 25% of its total assets in the financial services industry.

All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940, as amended.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Income Risk. The income level of the Portfolio will fluctuate with changing market conditions and interest rate levels. The income the Portfolio receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Portfolio because it invests primarily in securities that are considered to be of high quality. The Portfolio also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. Individual investments of the Portfolio may not perform as expected due to credit, political or other risks and the portfolio management practices may not achieve the desired result.

Financial Services Industry Risk. The financial services industry involves additional risk relating to changes in government regulation and economic downturns, which can have a significant negative effect on issuers in the financial services sector. A downturn in the financial services industry would impact the Portfolio more than a fund that does not concentrate in this industry.

CALVERT VP PORTFOLIOS PROSPECTUS 15

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Repurchase Agreement Risk. A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return
Best Quarter (of periods shown)		9/30/07	1.27%
Worst Quarter (of periods shown)	12/31/11		0.00%

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP Money Market	0.01%	1.79%	2.05%
Portfolio
Lipper VA Money Market Funds	-0.03%	1.42%	1.72%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 16

MORE INFORMATION ON FEES AND EXPENSES

MANAGEMENT FEES

Management fees include the advisory fee paid by the Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Portfolio’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of net assets) paid for each Portfolio for the most recent fiscal year are as follows.

Portfolio	Administrative Fee
Calvert VP Small Cap Growth Portfolio	0.05%
Calvert VP Natural Resources	0.10%
Calvert VP Income Portfolio	0.30%
Calvert VP Inflation Protected Plus Portfolio	0.10%
Calvert VP Money Market Portfolio	0.05%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

Expenses of Acquired Funds (certain other pooled investment vehicles) are based on amounts derived from information provided by the Acquired Funds. Total Annual Portfolio Operating Expenses shown in the “Fees and Expenses” table in the Portfolio Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Portfolio to the amounts listed in the table below through April 30, 2013. Only the Board of Directors of the Portfolios may terminate the expense caps before the contractual period expires.

Portfolio	Expense Cap
Calvert VP Small Cap Growth Portfolio	1.04%
Calvert VP Natural Resources Portfolio	0.79%
Calvert VP Income Portfolio	0.85%
Calvert VP Inflation Protected Plus Portfolio	0.79%
Calvert VP Money Market Portfolio	0.40%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursment, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a Policy owner. The Example in the respective Portfolio Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. No Portfolio expects to incur a material amount of interest expense in the fiscal year.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolio’s expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Portfolio Summary. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the “Financial

CALVERT VP PORTFOLIOS PROSPECTUS 17

Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.”

See “Investment Advisor and Subadvisors” in the respective Portfolio’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the Portfolio Summary of the respective Portfolio also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES FOR CALVERT VP INCOME PORTFOLIO

With a change in rating of a debt security, the Advisor will review the security’s fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor’s relative value approach to investing in all securities. A downgrade/upgrade in a security’s credit quality rating is not an automatic signal to sell/buy that security.

The Portfolio’s investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Portfolio will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor’s opinion, have weakened, when considering credit risk and the overall economic outlook.

FURTHER DESCRIPTION OF INVESTMENT STRATEGIES AND TECHNIQUES

A concise description of each Portfolio’s principal investment strategies and principal risks is under the earlier Portfolio Summary for the respective Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI.

For certain investment strategies listed, the table below shows a Portfolio’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio’s Annual/Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Portfolios is also provided below.) Calvert VP Natural Resources Portfolio is also not included in this table. The Portfolio invests substantially all of its assets in ETFs and ETNs, and the Portfolio’s principal risks are discussed under the earlier Portfolio Summary.

CALVERT VP PORTFOLIOS PROSPECTUS 18

1 Must be money-market fund eligible under SEC Rule 2a-7.

2 Based on initial margin to establish position.

3 Based on net premium payments.

CALVERT VP PORTFOLIOS PROSPECTUS 19

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover (exceeding 100%) compared to other funds and may translate to higher transaction costs, such as commissions and custodian and settlement fees.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.	Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are generally stocks selected to track a particular index. ETFs may be used to manage a Portfolio’s cash position consistent with the Portfolio’s applicable benchmark to reduce deviations from the benchmark while enabling the Portfolio to accommodate its need for periodic liquidity.	Risks: Correlation and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks
Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even
when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.	Risks: Market

Foreign securities. Foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For any Portfolios that may invest in debt, this includes debt instruments denominated in other curren-
cies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor or Subadvisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Portfolio’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject
to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks
Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

CALVERT VP PORTFOLIOS PROSPECTUS 20

Leveraged Derivative Instruments and Associated Risks
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if
it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks
Correlation risk	The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in currency exchange rates may cause investment losses when a Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market. Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Portfolios

Calvert VP Small Cap Growth Portfolio	Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

CALVERT VP PORTFOLIOS PROSPECTUS 21

Calvert VP Income Portfolio

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Authority. The conser- vatorship has no specified termination date.

Calvert VP Income Portfolio

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Portfolio may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements.

Calvert VP Income Portfolio

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to pay- ment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert VP Income Portfolio

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Portfolio may invest in either sponsored or unsponsored ADRs.

Calvert VP Income Portfolio and Calvert Inflation Protected Plus Portfolio

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Calvert VP Inflation Protected Plus Portfolio

Inflation Protected Debt Securities. These are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security issued by the U.S. Treasury adjusts the principal amount for inflation, and interest is paid on the adjusted amount. Other issuers of inflation-protected debt include other U.S. Government agencies or instrumentalities, corporations, and foreign governments. The U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for its inflation-protected debt securities. Other types of inflation-protected securities may use other methods to adjust for infla- tion and other measures of inflation.

Calvert Inflation Protected Plus Portfolio

GDRs. Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Calvert VP Income Portfolio and Calvert VP Money Market Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

CALVERT VP PORTFOLIOS PROSPECTUS 22

Calvert VP Money Market Portfolio

Variable Rate Demand Instruments. Variable rate demand instruments are taxable or tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value plus any accrued interest upon demand. The securities also pay interest at a variable rate, which typically resets on a daily, weekly, or monthly basis. The combination of the demand and rate reset features cause the securities to trade at their face value. Some variable rate demand instruments can have “conditional” liquidity, so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments can have “uncondi- tional” liquidity, so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate without a mandatory tender. The Portfolio treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instru- ments in which the Fund may invest – e.g., “synthetic” variable rate demand instruments – have certain features, such as call features, that make it possible that the Portfolio will realize capital gains.

PORTFOLIO HOLDINGS

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC at www.sec.gov.

In addition, Calvert VP Money Market Portfolio discloses month-end portfolio holdings information at www.calvert.com/institutional-fundProfile.html?fund=938&fundOwner=A within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

MANAGEMENT OF PORTFOLIO INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the “Advisor”) 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. Calvert provides the Portfolios with investment supervision and management and office space, furnishes executive and other personnel to the Portfolios, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2012, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12.5 billion in assets under management.

MORE INFORMATION ABOUT THE SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the respective Subadvisor (if any) of each Portfolio, and who is primarily and jointly responsible for the day-to-day management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP Small Cap Growth Portfolio

Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, FL 33716, serves as the Subadvisor to the Portfolio. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly-owned, autonomous subsidiary of Raymond James Financial, Inc.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Bert L. Boksen, CFA	Senior Vice President and Managing Director, Eagle	Co-Portfolio Manager

Eric Mintz, CFA	2008 - present: Assistant Portfolio Manager, Eagle	Co-Portfolio Manager
2005 - 2008: Senior Research Analyst, Eagle
1999 - 2005: Vice President of Equity Research, Oakmont Corporation

CALVERT VP PORTFOLIOS PROSPECTUS 23

Calvert VP Natural Resources Portfolio

Summit Investment Advisors, Inc. (“Summit”), 390 North Cotner Blvd., Lincoln, NE 68505, is the investment subadvisor to the Portfolio. Summit, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska. AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company (“UNIFI”). Summit is an affiliate of Calvert.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of Summit	Team Leader

D. Scott Keller, CFA	Portfolio Manager of Summit since 2009;	Team Member
Assistant Portfolio Manager of Summit since 2006;
Senior Analyst of Summit prior to 2006.

Ryan D. Johnson, CFA	Equity Analyst of Summit since 2007;	Team Member
Assistant Analyst for Summit prior to 2007.

Calvert VP Income Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Portfolio.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Michael Abramo	Mr. Abramo has been a member of the Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Portfolio in April 2008.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Portfolio in September 2011.	Co-Portfolio Manager

Calvert VP Inflation Protected Plus Portfolio

Summit Investment Advisors, Inc. See above description of Summit Investment Advisors, Inc. under “More Information About the Subadvisors and Portfolio Managers -- Calvert VP Natural Resources Portfolio.”

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of Summit	Team Leader

D. Scott Keller, CFA	Portfolio Manager for Summit since January 2009; Assistant Portfolio Manager for Summit since April 2006; Senior Analyst for Summit prior to 2006.	Team Member

Calvert and each Portfolio have obtained an exemptive order from the SEC to permit Calvert and the applicable Portfolio, pursuant to approval by the Portfolio’s Board of Directors, to enter into and materially amend contracts with the Portfolio’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Portfolio’s SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets. This figure is the total of all advisory fees paid to Calvert. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) The advisory fee does not include administrative fees.

CALVERT VP PORTFOLIOS PROSPECTUS 24

Portfolio	Advisory Fee
Calvert VP Small Cap Growth Portfolio	0.85%
Calvert VP Natural Resources Portfolio	0.55%
Calvert VP Income Portfolio	0.40%
Calvert VP Inflation Protected Plus Portfolio	0.50%
Calvert VP Money Market Portfolio	0.20%

________________________________________

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the fiscal year ended on December 31.

INVESTOR INFORMATION

GENERAL INFORMATION ABOUT THE PORTFOLIOS

The rights of the Insurance Companies as shareholders differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

The Calvert VP Income Portfolio in the Prospectus should not be confused with Calvert Income Fund of The Calvert Fund. The performance of the two portfolios will differ.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Each of Calvert Variable Series, Inc. and Calvert Variable Products, Inc. (each a “Fund”) offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of a Portfolio next determined after the applicable Insurance Company receives the premium payment. Each Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Funds foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. Each Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which a Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and a Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;
(b) the SEC has granted an order to the Fund permitting such suspension; or
(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

CALVERT VP PORTFOLIOS PROSPECTUS 25

HOW SHARES ARE PRICED

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by Calvert VP Money Market Portfolio are valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share. Valuation techniques used to value the other Portfolios’ investments by major category are as follows:

• Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price.

• Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating-rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing, which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing, which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value.

• Exchange-traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

MARKET TIMING POLICY

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. Neither Fund accommodates frequent purchases and redemptions of Portfolio shares. Accordingly, each Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. Each Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor, if any, to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all

CALVERT VP PORTFOLIOS PROSPECTUS 26

shareholders. This in turn can have an adverse effect on performance. Each Fund or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by a Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. Each Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolios through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds Portfolio shares has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Although a Fund has adopted policies and procedures to detect and prevent market timing in the Portfolios, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such participant(s) or plan, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and the distributor may modify any terms or conditions of purchase of Portfolio shares (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

DIVIDENDS AND DISTRIBUTIONS

It is the Funds’ intention to distribute substantially all of each Portfolio’s net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends declared and paid on investments, less expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years. Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP; for Calvert VP Natural Resources Portfolio and Calvert VP Inflation Protected Plus Portfolio, the year ended December 31, 2007 was audited by another auditor. KPMG’s report, along with a Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

CALVERT VP PORTFOLIOS PROSPECTUS 27

CALVERT VP SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010 (z)	2009
Net asset value, beginning	$43.66	$31.75	$23.58
Income from investment operations:
Net investment income (loss)	(.31)	(.18)	.03
Net realized and unrealized gain (loss)	(.57)	12.09	8.16
Total from investment operations	(.88)	11.91	8.19
Distibutions from:
Net investment income	—	—	(.02)
Total distributions	—	—	(.02)
Total increase (decrease) in net asset value	(.88)	11.91	8.17
Net asset value, ending	$42.78	$43.66	$31.75

Total return*	(2.02%)	37.51%	34.73%
Ratios to average net assets: A
Net investment income (loss)	(.64%)	(.53%)	.11%
Total expenses	1.16%	1.17%	1.14%
Expenses before offsets	1.01%	1.00%	1.00%
Net expenses	1.01%	1.00%	1.00%
Portfolio turnover	39%	49%	63%
Net assets, ending (in thousands)	$23,555	$27,716	$35,934

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$37.43	$33.48
Income from investment operations:
Net investment income (loss)		(.12)	(.25)
Net realized and unrealized gain (loss)		(13.73)	4.20
Total from investment operations		(13.85)	3.95
Total increase (decrease) in net asset value		(13.85)	3.95
Net asset value, ending		$23.58	$37.43

Total return*		(37.00%)	11.80%
Ratios to average net assets: A
Net investment income (loss)		(.36%)	(.69%)
Total expenses		1.15%	1.10%
Expenses before offsets		1.00%	1.02%
Net expenses		1.00%	1.00%
Portfolio turnover		66%	60%
Net assets, ending (in thousands)		$25,658	$43,181

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 28

CALVERT VP NATURAL RESOURCES PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010 (z)	2009 (z)
Net asset value, beginning	$55.64	$47.61	$36.42
Income from investment operations:
Net investment income	.10	.47	.08
Net realized and unrealized gain (loss)	(5.74)	7.73	11.22
Total from investment operations	(5.64)	8.20	11.30
Distributions from:
Net investment income	(.16)	(.17)	(.11)
Total distributions	(.16)	(.17)	(.11)
Total increase (decrease) in net asset value	(5.80)	8.03	11.19
Net asset value, ending	$49.84	$55.64	$47.61

Total return*	(10.13%)	17.22%	31.04%
Ratios to average net assets: A,B
Net investment income	.29%	.98%	.20%
Total expenses	.84%	.87%	.90%
Expenses before offsets	.76%	.75%	.75%
Net expenses	.76%	.75%	.75%
Portfolio turnover	28%	30%	35%
Net assets, ending (in thousands)	$48,746	$42,368	$17,369

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$60.90	$49.98
Income from investment operations:
Net investment income		.10	.10
Net realized and unrealized gain (loss)		(24.46)	10.82
Total from investment operations		(24.36)	10.92
Distributions from:
Net investment income		(.12)	—
Total distributions		(.12)	—
Total increase (decrease) in net asset value		(24.48)	10.92
Net asset value, ending		$36.42	$60.90

Total return*		(40.03%)	21.85%
Ratios to average net assets: A,B
Net investment income		.40%	.23%
Total expenses		1.38%	6.33%
Expenses before offsets		.75%	.75%
Net expenses		.75%	.75%
Portfolio turnover		101%	28%
Net assets, ending (in thousands)		$7,674	$1,255

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 29

CALVERT VP INCOME PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$15.82	$15.35	$13.40
Income from investment operations:
Net investment income	.68	.74	.86
Net realized and unrealized gain (loss)	(.06)	.46	1.93
Total from investment operations	.62	1.20	2.79
Distributions from:
Net investment income	(.69)	(.73)	(.84)
Total distributions	(.69)	(.73)	(.84)
Total increase (decrease) in net asset value	(.07)	.47	1.95
Net asset value, ending	$15.75	$15.82	$15.35

Total return*	3.91%	7.80%	20.86%
Ratios to average net assets: A
Net investment income	3.50%	4.10%	4.56%
Total expenses	1.02%	.92%	.94%
Expenses before offsets	.82%	.81%	.81%
Net expenses	.82%	.81%	.81%
Portfolio turnover	175%	172%	268%
Net assets, ending (in thousands)	$40,727	$53,750	$60,916

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31
		2008	2007
Net asset value, beginning		$16.02	$16.02
Income from investment operations:
Net investment income		.71	.73
Net realized and unrealized gain (loss)		(2.57)	.06
Total from investment operations		(1.86)	.79
Distributions from:
Net investment income		(.76)	(.73)
Net realized gain		—	(.06)
Total distributions		(.76)	(.79)
Total increase (decrease) in net asset value		(2.62)	—
Net asset value, ending		$13.40	$16.02

Total return*		(11.59%)	4.94%
Ratios to average net assets: A
Net investment income		5.49%	4.93%
Total expenses		.88%	.87%
Expenses before offsets		.88%	.87%
Net expenses		.86%	.84%
Portfolio turnover		279%	317%
Net assets, ending (in thousands)		$80,710	$78,882

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 30

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011 (z)	2010	2009
Net asset value, beginning	$54.84	$53.29	$49.69
Income from investment operations:
Net investment income	1.42	1.23	.22
Net realized and unrealized gain (loss)	4.29	2.13	3.57
Total from investment operations	5.71	3.36	3.79
Distributions from:
Net investment income	(1.07)	(1.13)	(.19)
Net realized gains	(.45)	(.68)	—
Total distributions	(1.52)	(1.81)	(.19)
Total increase (decrease) in net asset value	4.19	1.55	3.60
Net asset value, ending	$59.03	$54.84	$53.29

Total return*	10.41%	6.33%	7.62%
Ratios to average net assets: A
Net investment income	2.45%	1.96%	.57%
Total expenses	.79%	.82%	.81%
Expenses before offsets	.77%	.75%	.75%
Net expenses	.77%	.75%	.75%
Portfolio turnover	38%	96%	123%
Net assets, ending (in thousands)	$62,391	$29,773	$35,525

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008 (z)	2007
Net asset value, beginning		$53.00	$50.09
Income from investment operations:
Net investment income		1.35	2.64
Net realized and unrealized gain (loss)		(2.47)	2.59
Total from investment operations		(1.12)	5.23
Distributions from:
Net investment income		(1.37)	(2.32)
Return of capital		(.82)	—
Total distributions		(2.19)	(2.32)
Total increase (decrease) in net asset value		(3.31)	2.91
Net asset value, ending		$49.69	$53.00

Total return*		(2.33%)	10.80%
Ratios to average net assets: A
Net investment income		2.59%	5.19%
Total expenses		1.25%	5.27%
Expenses before offsets		.75%	.75%
Net expenses		.75%	.75%
Portfolio turnover		56%	8%
Net assets, ending (in thousands)		$17,492	$1,157

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 31

CALVERT VP MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, at beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	.0001	.001	.009
Total from investment operations	.0001	.001	.009
Distributions from:
Net investment income	(.0001)	(.001)	(.009)
Net realized gain	—	**	—
Total distributions	(.0001)	(.001)	(.009)
Total increase (decrease) in net asset value	—	—	—
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.10%	.89%
Ratios to average net assets: A
Net investment income	.01%	.09%	.92%
Total expenses	.41%	.38%	.39%
Expenses before offsets	.27%	.36%	.36%
Net expenses	.27%	.36%	.36%
Net assets, ending (in thousands)	$79,912	$84,913	$99,299

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, at beginning		$1.00	$1.00
Income from investment operations:
Net investment income		.030	.049
Total from investment operations		.030	.049
Distributions from:
Net investment income		(.030)	(.049)
Total distributions		(.030)	(.049)
Total increase (decrease) in net asset value		—	—
Net asset value, ending		$1.00	$1.00

Total return*		3.01%	5.05%
Ratios to average net assets: A
Net investment income		2.97%	4.94%
Total expenses		.37%	.38%
Expenses before offsets		.37%	.37%
Net expenses		.36%	.36%
Net assets, ending (in thousands)		$145,500	$100,005

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 32

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

B	Amounts do not include the activity of the underlying funds.
(z)	Per share figures are calculated using the average shares method.
*	Total return is not annualized for periods less than one year.
**	Distribution was less than $.001 per share.

CALVERT VP PORTFOLIOS PROSPECTUS 33

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-03591 Calvert Variable Series, Inc. (Calvert VP Small Cap Growth Portfolio, Calvert VP Income Portfolio and Calvert VP Money Market Portfolio)

No. 811-04000 Calvert Variable Products, Inc. (Calvert VP Natural Resources Portfolio and Calvert VP Inflation Protected Plus Portfolio)

Printed on recycled paper using soy inks

Calvert Variable Products (“VP”) Portfolios                                                                                          Calvert Investments®

                                                                                                                                                                               A UNIFI Company

CALVERT VARIABLE PRODUCTS, INC.

Calvert VP SRI Large Cap Value Portfolio

Calvert VP S&P 500 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP Nasdaq 100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP EAFE International Index Portfolio

Calvert VP Barclays Capital Aggregate Bond Index Portfolio

Calvert VP Inflation Protected Plus Portfolio

Calvert VP Natural Resources Portfolio

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

Statement of Additional Information

April 30, 2012

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Prospectus of the applicable Portfolio (collectively, the “Portfolios”) of Calvert Variable Products, Inc. (the “Fund”), dated April 30, 2012. Each Portfolio’s audited financial statements, included in the most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI. Each Portfolio’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the respective Portfolio at the above address, calling the Portfolio at (800) 368-2748, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Investment Policies and Risks	2
Additional Risk Disclosure	22
Investment Restrictions	22
Purchase and Redemption of Shares	24
Net Asset Value	24
Dividends, Distributions, and Taxes	25
Calculation of Total Return	25
Directors and Officers	26
Investment Advisor and Subadvisors	32
Portfolio Manager Disclosure	33
Administrative Services Agent	42
Transfer and Shareholder Servicing Agents	42
Method of Distribution	43
Portfolio Transactions	44
Portfolio Holdings Disclosure	46
Personal Securities Transactions	49
Proxy Voting Disclosure	49
Process for Delivering Shareholder Communications to the Board of Directors	49
Independent Registered Public Accounting Firm and Custodian	50
General Information	50
Control Persons and Principal Holders of Securities	51
Fund Service Providers	57
Appendix A – Global Proxy Voting Guidelines
Appendix B – Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following supplemental discussion of investment policies and risks applies to each of the Portfolios, unless otherwise noted.

Money Market Instruments, Other Securities and Investment Techniques

Each Portfolio may invest in money market instruments whose characteristics are consistent with the Portfolio's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit. Each Portfolio may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations, including those having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC insures accounts up to $250,000, but any balance above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., one of the Portfolios) acquires ownership of a security and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940 (the "1940 Act").

A Portfolio will not enter into a repurchase agreement that does not provide for payment within seven days if, as a result, more than 10% of the value of each Portfolio's total assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio will enter into a repurchase agreement only where: (i) the underlying security is of the type (excluding maturity limitations) that the Portfolio's investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying security, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. Investments by a Portfolio in repurchase agreements may be substantial when, in the view of the Advisor or Subadvisor, unusual market, liquidity, or other conditions warrant.

If the counterparty to a repurchase agreement defaults and does not repurchase the underlying security, the Portfolio might incur a loss if the value of the underlying security declines, and the Portfolio might incur disposition costs in liquidating the underlying security. In addition, if the counterparty becomes involved in bankruptcy proceedings, the Portfolio may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Portfolio will engage in repurchase agreements only with recognized securities dealers and banks determined to present minimal credit risk by the Advisor or Subadvisor, under the direction and supervision of the Board of Directors.

Reverse Repurchase Agreements. Each Portfolio (except SRI Large Cap Value Portfolio) may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio transfers possession of a security to a financial institution in return for cash in an amount equal to a percentage of the security's market value and agrees to repurchase the security at a future date by repaying the cash with interest. The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institution. While a reverse repurchase agreement is in effect, the custodian will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years at the time they are issued, and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Inflation Indexed or Adjusted Securities. The Portfolios may invest in inflation-indexed bonds or inflation adjusted securities without restriction. Inflation indexed and adjusted securities are fixed income securities whose principal value or interest income is periodically adjusted based (directly or indirectly) on the rate of inflation. The U.S. Treasury and other issuers use a structure that adjusts the principal value of the bond based on the rate of inflation. Other issuers adjust their periodic coupon payment of interest using an inflation adjustment.

2

Inflation-indexed securities currently issued by the U.S. Treasury have maturities of five, ten or thirty years. However, it is possible that securities with other maturities may be issued. U.S. Treasury Inflation indexed securities pay, on a semi-annual basis, interest equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.

The Portfolios may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed or adjusted securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between current stated (or nominal) interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-indexed or adjusted securities. Conversely, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise and lead to a decrease in the value of inflation-indexed or adjusted bonds. Accordingly, if interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.

Adjustments for U.S. inflation-indexed bonds issued by the U.S. Treasury are based on the Consumer Price Index for All Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Other inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Other domestic issuers of inflation adjusted securities may utilize other measures and indications of inflation. There can be no assurance that the CPI-U or any other foreign or domestic inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Government Agency Securities. Government agency securities that are permissible investments consist of securities issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, Federal National Mortgage Association (“FNMA”), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. A Portfolio's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

                In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

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                It is not known when or how the conservatorships will be terminated or what changes to FNMA and FHLMC’s business structures will be made during or following the termination of the conservatorships.  However, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of FNMA and FHLMC or the privatization of such firms.  On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provides that the Obama Administration will work with FHFA to determine the best way to responsibly reduce FNMA’s and FHLMC’s role in the market and ultimately wind down both firms.

Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to be extremely liquid and are traded as money market securities. Such issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less volatility than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed-delivery basis, i.e., delivery and payment can take place a month or more after the date of the transactions. Securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and each day thereafter will reflect the value of such security in determining the net asset value of such Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Portfolio will segregate cash or cash equivalents or other Portfolio securities equal in value to commitments for such when-issued or delayed-delivery securities.

Structured Notes. The Natural Resources Portfolio may invest up to 10% of its total assets in structured notes. Structured notes are derivative debt securities whose interest rate or principal is determined by a factor that is not associated with the issue. These factors may reference the value of one or more unrelated equity or fixed income securities (including an index), interest rates or commodities. Structured securities may include terms providing that, in certain circumstances, no principal is due at maturity. Such terms may result in a substantial loss of invested capital. Structured notes may be positively or negatively indexed. As a consequence, the appreciation of the reference factor may produce a significant increase or a decrease in the interest rate or the value of the security at maturity because the adjustment may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. These securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference factor. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Portfolio invests in these securities, the Advisor or Subadvisor will analyze them as part of its overall assessment of the effective duration of the Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

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Asset-Backed Securities. The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The Large Cap Value Portfolio and Barclays Capital Aggregate Bond Index Portfolio may invest without limitation, and the Inflation Protected Plus Portfolio may invest up to 20% of its total assets, in asset-backed securities whose characteristics are consistent with the respective Portfolio's investment program and are not further limited below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment, which may result in a loss to the Portfolio.

Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

Collateralized obligations are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Mortgage-Backed Securities. The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio. The Large Cap Value Portfolio  and Barclays Capital Aggregate Bond Index Portfolio may invest without limitation, and the Inflation Protected Plus Portfolio may invest up to 20% of its total assets, in mortgage-backed securities whose characteristics are consistent with the respective Portfolio's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Portfolio. This principal is returned to the Portfolio at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer.  The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event prepayments cause the security to mature prior to its expected maturity date, which may result in a loss to the Portfolio.

Methods of Allocating Cash Flows.  While many asset-backed securities are issued with only one class of security, many other asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and a class or classes having characteristics, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal, that mimic the characteristics of non-asset-backed securities.

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Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Portfolio may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Portfolio.

Types of Credit Support.  Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, various means of structuring the transaction, or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information with respect to the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Automobile Receivable Securities.  The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio may invest in automobile receivable securities. Automobile receivable securities are asset-backed securities backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Because installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

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Credit Card Receivable Securities.  The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio also may invest in credit card receivable securities. Credit card receivable securities are asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder, while principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Other Assets.  The Advisor anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio may each invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations. FNMA, a government-sponsored enterprise, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages. See “Money Market Instruments, Other Securities and Investment Techniques – Government Agency Securities” for more information on FNMA and FHLMC.

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Mortgage-Related Securities. The Large Cap Value Portfolio and Barclays Capital Aggregate Bond Index Portfolio  may invest in collateralized mortgage obligations ("CMOs"), and the Inflation Protected Plus Portfolio may invest up to 20% of its assets in CMOs or mortgage-backed bonds. CMOs and mortgage-backed bonds are issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO. Mortgage-backed bonds are general obligations of the issuer that are fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis.

The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities. Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one IO class and one PO class. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The staff of the Securities and Exchange Commission ("SEC") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities. Furthermore, each Portfolio limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets. The Portfolios will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position. Under the SEC staff’s position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Board of Directors. The Board of Directors has delegated to the Advisor the authority to determine the liquidity of these investments based on the following criteria: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of classes; size of the issue and the number of dealers who make a market in the IO or PO.

Zero-Coupon and Payment-In-Kind Bonds. The Large Cap Value Portfolio and Barclays Capital Aggregate Bond Index Portfolio  may invest in zero-coupon bonds, and the Inflation Protected Plus Portfolio may invest up to 20% of its assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Because there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

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The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, and Inflation Protected Plus Portfolio may invest in payment-in-kind bonds. Payment-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds. The Large Cap Value Portfolio and Barclays Capital Aggregate Bond Index Portfolio  may invest in convertible bonds, and the Inflation Protected Plus Portfolio may invest up to 20% of its total assets in convertible bonds. Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

Equity Securities. The Large Cap Value Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio and Natural Resources Portfolio may invest in equity securities without restriction. The Inflation Protected Plus Portfolio may retain up to 10% of its assets in equities that were acquired as part of a conversion transaction involving the Portfolio's fixed income securities. The Barclays Capital Aggregate Bond Index Portfolio may not invest in equity securities.

Acquired Funds and Notes. The Portfolios may invest in exchange traded funds (“ETFs”) and other types of investment companies, funds and trusts, such as open-end mutual funds, unit investment trusts, closed-end funds, grantor trusts, and real estate investment trusts ("REITs")(collectively, the "Acquired Funds"). The Natural Resources Portfolio may also invest in exchange traded notes (“ETNs,” together with ETFs, “Acquired Funds and Notes”). Any Index-based Portfolio may invest in shares of an exchange traded fund or unit investment trust ("UIT"), which is currently in existence or is created in the future, that is designed to track the performance of the Portfolio's underlying Index. All Portfolios will use shares of money market mutual funds for short-term cash management and sweep investments. These Acquired Funds and Notes may track a securities or commodities index or a basket of securities or commodities or provide a diversified portfolio of short-term cash equivalent investments. In addition to a Portfolio's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes.

Exchange Traded Funds. ETFs are funds that generally track a related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, and marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs may be structured as UITs or open-end mutual funds, which have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash representing accumulated dividends of the securities (net of expenses) up to the time of deposit. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

Exchange Traded Notes. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors with a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. Additionally, recent private letter rulings by the Internal Revenue Service have indicated that a regulated investment company (RIC), such as a Portfolio, can rely on favorable treatment concerning whether ETNs that track commodity indices generate qualifying income under Section 851(b)(2) of the Internal Revenue Code.

Open-end Investment Companies (Mutual Funds). The 1940 Act generally provides that an underlying fund whose shares are purchased by a Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Portfolio in excess of 1% of an underlying fund's outstanding securities therefore, will generally be considered illiquid securities, which, together with other such securities, may not exceed 10% of a Portfolio's assets. In some cases deemed appropriate by the Advisor or Subadvisor or the Board of Directors, shares held by a Portfolio in excess of 1% of an underlying fund's outstanding securities will be considered readily marketable securities (for example, exchange traded funds which are registered as open-end investment companies but listed on an exchange).

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Under certain circumstances an underlying fund may determine to make payment of a redemption by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Portfolio may hold securities distributed by an underlying fund until the Advisor or Subadvisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Portfolios and the Advisor or Subadvisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund and vice versa. The result of this would be an indirect expense to a Portfolio without accomplishing any investment purpose.

Closed-end Investment Companies. The Portfolios may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Portfolios, together with any company or companies controlled by the Portfolios, and any other investment companies having the Advisor as an investment advisor, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on an exchange and, in some cases, may be traded in over-the-counter markets. Because shares of closed-end funds generally cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a mutual fund), investors buy and sell shares of closed-end funds in the secondary market.

A Portfolio generally will purchase shares of closed-end funds only in the secondary market. A Portfolio will incur normal brokerage costs on such purchases similar to the expenses a Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. A Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor or Subadvisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive investment opportunity consistent with the investment objectives of the Portfolio. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Portfolio purchased such securities in the secondary market.

After their initial public offering, the shares of many closed-end funds frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. A market discount may be due in part to the investment objective of long-term appreciation sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to a market discount.

A Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Purchase of Acquired Funds. The Portfolios generally expect to purchase shares of Acquired Funds (other than open-end mutual funds) through broker-dealers in transactions on a securities exchange, and in such cases the Portfolios will pay customary brokerage commissions for each purchase and sale. Shares of an Acquired Fund may also be acquired by depositing a specified portfolio of an ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Advisor or Subadvisor believes it is in a Portfolio's interest to do so. The Portfolios' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs are not obligated to redeem shares held by mutual funds, including the Portfolios, in an amount exceeding 1% of the ETF's total outstanding securities during any period of less than 30 days.

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There is a risk that an Acquired Fund in which a Portfolio invests may terminate due to extraordinary events. For example, any of the service providers to the Acquired Fund, such as the trustee or sponsor, may close or otherwise fail to perform their obligations, and the Acquired Fund may not be able to find a substitute service provider. An Acquired Fund may be dependent upon licenses to use an index as a basis for determining its composition and/or otherwise to use certain trade names. If these licenses are terminated, the Acquired Fund may also terminate. In addition, an Acquired Fund may terminate if its net assets fall below a certain amount.

Although the Portfolios believe that, in the event of the termination of an Acquired Fund, they will be able to invest instead in shares of an alternate Acquired Fund tracking the same market index or another index covering the same general market, there can be no assurance that shares of a suitable alternate would be available for investment at that time. If a Portfolio is unable to identify a satisfactory alternative to provide exposure to a target investment class or sector, the Advisor or Subadvisor may allocate assets to an indexed or managed fund that is not an ETF until such time, if ever, that an ETF is available.

Limitations on Investing in Other Investment Companies. Generally, under the 1940 Act, a Portfolio may not acquire shares of another investment company (including Acquired Funds that are investment companies) if, immediately after such acquisition, (i) such Portfolio would hold more than 3% of the investment company's total outstanding shares, (ii) such Portfolio's investment in securities of the investment company would be more than 5% of the value of the total assets of the Portfolio, or (iii) more than 10% of such Portfolio's total assets would be invested in investment companies. The SEC has promulgated exceptions to certain of these limits and has adopted rules that address the ability of the Portfolios to invest in shares of an investment company. A Portfolio's ability to invest in Acquired Funds may be restricted unless the Portfolio qualifies for exceptions to certain of these limits

To the extent the 1940 Act limitations apply to an Acquired Fund, such limitations may prevent a Portfolio from allocating its investments in the manner that the Advisor or Subadvisor considers optimal, or may cause the Advisor or Subadvisor to select a similar index or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Portfolios may also invest in Stock Baskets when the Advisor or Subadvisor believes they represent more attractive opportunities than comparable Acquired Funds.

Private Placements (Restricted Securities). The Large Cap Value Portfolio, Barclays Capital Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio,  and the Natural Resources Portfolio may each invest up to 10% of its total assets in securities, including restricted securities (privately-placed securities), that are not readily marketable.

Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. Rule 144A permits certain qualified institutional buyers, such as the Portfolios, to trade in privately-placed securities even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Advisor or the Subadvisor, under the supervision of the Directors, will make this determination on a case-by-case basis. In making this determination, the Advisor or Subadvisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor or Subadvisor could consider the: (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

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Certain Risk Factors Relating to BELOW-INVESTMENT GRADE, High-YielD Bonds

The descriptions below are intended to supplement the material in the Prospectus regarding, below-investment grade, high-yield bonds.

Sensitivity to Interest Rates and Economic Changes. Below-investment grade, high-yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals, and obtain additional financing. If the issuer of a bond defaults on its obligation to pay interest or principal or enters into bankruptcy proceedings, a Portfolio could incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and a Portfolio's net asset value.

Payment Expectations. Below-investment grade, high-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market. If a Portfolio experiences unexpected net redemptions, it may be forced to sell high-yield bonds without regard to their investment merits.

Liquidity and Valuation. There may be little trading in the secondary market for particular high-yield bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value or liquidity of high-yield bonds, especially in a thin market.

Investments in Foreign Securities

The economies, markets, and political structures of a number of the countries in which certain of the Portfolios can invest either directly or through an underlying security may not compare favorably with the U.S. and other mature economies in terms of wealth and stability. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  Therefore, investments in these countries are riskier and more volatile. This is particularly true for investments in emerging markets.

Some economies are less well developed, overly reliant on particular industries, or more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Some countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe negative effect on security prices and impair a Portfolio's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries.

Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the U.S. Fee expense may also be incurred on currency exchanges when the Portfolio changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

U.S. Government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

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Foreign Securities. Each Portfolio may invest directly (or indirectly through an underlying security) in foreign securities. The EAFE International Index Portfolio may invest up to 100% of its net assets in foreign securities. Because a Portfolio may invest in foreign securities, investments in a Portfolio involve risks that are different in some respects from investments in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

American Depositary Receipts. All Portfolios, except the Barclays Capital Aggregate Bond Index Portfolio, may invest in American Depositary Receipts ("ADRs"), which may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends.  Less information is normally available on unsponsored ADRs.  By investing in ADRs rather than directly in foreign issuers’ stock, a Portfolio may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

European and Global Depositary Receipts. The EAFE International Index Portfolio may invest indirectly in securities of emerging market issuers through sponsored or unsponsored European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). EDRs represent securities of foreign issuers and are designed for use in European markets. GDRs represent ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.  GDRs can involve currency risk since they may not be U.S. dollar-denominated.

Foreign Sovereign Debt Securities. The Inflation Protected Plus Portfolio may invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. The Brady Bonds and other foreign sovereign debt securities in which the Portfolio invests may be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

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Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Advisor believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

The financial packages offered by each country differ and have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Portfolios may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Portfolio may invest are likely to be acquired at a discount.

Investing in foreign sovereign debt securities will expose the Portfolio to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Portfolio may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate and trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and the government's policy towards the IMF, the World Bank and other international agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

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As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, the Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Foreign Currency Exchange Transactions. Each Portfolio that engages in foreign currency exchange transactions may do so on a cash basis at the current rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forwards are used primarily to adjust the foreign exchange exposure of a Portfolio with a view to protecting the Portfolio from adverse currency movements. Forwards involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency movements may not occur exactly as the Advisor or Subadvisor expected, so the use of forwards could adversely affect a Portfolio's total return.

The Portfolios may enter into forward foreign currency exchange contracts under the following circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may decrease or increase in value against another currency, it may enter into a forward contract to sell or buy, as applicable, the amount of the foreign currency, approximating the value of some or all of a Portfolio's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Advisor or Subadvisor does not intend to enter into such forward contracts under this second circumstance if, as result, a Portfolio will have more than 20% of the value of its net assets committed to the consummation of such contracts.

Other than as set forth above and immediately below, a Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency. Each Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor and Subadvisors believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolios will be served. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

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As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the current rate prevailing in the foreign exchange market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell some of the foreign currency received upon the sale of the portfolio security at the current rate prevailing in the foreign exchange market if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, a Portfolio may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in currency exchange rates and/or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Costs of Hedging. When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is commonly referred to as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Portfolio's dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in the Portfolio's net asset value.

Foreign Markets. Delays in settlement that may occur in connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of Portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in values of the portfolio securities or, if the Portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

Foreign Debt Securities. Investing in foreign debt securities will expose the Inflation Protected Plus Portfolio to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries where the obligor is located. The ability and willingness of the obligor or the governmental authorities that control repayment of their external debt or the payment of principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Additional country-related factors unique to foreign issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the IMF, the World Bank and other international agencies.

SPECIAL RISKS OF FUTURES CONTRACTS

Futures Contracts

For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, each Portfolio, except the Large Cap Value Portfolio, may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts, subject to each Portfolio's non-fundamental investment restrictions. A Portfolio may invest up to 20% of its assets in such futures and/or options contracts. As a temporary investment strategy, until a Portfolio reaches $25 million ($50 million in the case of the Russell 2000 Small Cap Index Portfolio, Nasdaq 100 Index Portfolio and EAFE International Index Portfolio) in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. The Portfolios do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

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A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument or index at a specified future date at a price agreed upon when the contract is made. The value of a unit of a stock index future is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Portfolio is required to deposit an initial margin with the custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Advisor and Subadvisor will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of an index future depends primarily on the value of the applicable underlying index, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a Portfolio may not be invested in precisely the same proportion as its respective index (such as the S&P 500 or S&P MidCap 400), it is likely that the price changes of a Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Portfolios will enter into futures contracts traded on national futures exchanges and standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolios' objectives in these areas.

Regulatory Limitations. Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC. As series of a registered investment company, the Portfolios are currently eligible for exclusion from the CFTC’s definition of “commodity pool operator,” meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. On February 9, 2012, the CFTC adopted amendments to its rules that, upon effectiveness, may affect the Portfolios’ ability to continue to claim this exclusion. Under the amended CFTC rules, a Portfolio claiming the exclusion would be limited in its ability to use certain derivatives, such as futures, certain options, and swaps, after the effectiveness of the amended rules. If a Portfolio’s use of derivatives would prevent it from claiming the exclusion, then the Advisor and/or the Subadvisor would be subject to registration and regulation in its capacity as the Portfolio’s commodity pool operator, and the Portfolio would be subject to regulation under the Commodity Exchange Act. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

The Portfolios will engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities, and not for speculation. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions on the Portfolios' ability to engage in certain yield enhancement and risk management strategies, the Portfolios would comply with such new restrictions.

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In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Portfolio, an amount of cash, U.S. Government securities or other liquid securities, equal to the notional value of the futures contracts and options thereon (less any related margin deposits), will be segregated by the Portfolios' custodian to cover the position, or alternative cover will be employed, thereby ensuring that the use of such futures contracts and options is unleveraged.

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to a Portfolio. For example, if at the time of purchase, 10% of the value of a futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity. A Portfolio may elect to close some or all of its futures positions at any time prior to their expiration. A Portfolio would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Portfolio may close its positions by taking opposite positions which would operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Portfolio, and the Portfolio would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Portfolio intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Portfolio would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Portfolios of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisor or Subadvisor will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Portfolio's underlying instruments sought to be hedged.

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Successful use of futures contracts by the Portfolios for hedging purposes is also subject to the Advisor's and/or Subadvisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Advisor and Subadvisor believes that over time the value of a Portfolio's underlying instruments will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Portfolio were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Portfolios might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Advisor or Subadvisor might not result in a successful hedging transaction over a very short time period.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

Options

The Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Inflation Protected Plus Portfolio may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Portfolio. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio and Natural Resources Portfolio and may enter into futures contracts that relate to securities in which they directly or indirectly invest and indices comprised of such securities and may purchase call and put options and may write put options on such contracts. In addition, each of the aforementioned Portfolios may write covered call options on any security in which it is eligible to invest. As a writer of a call option, a Portfolio may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Portfolio attempts to do so.

A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Because the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security. The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

There is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, the Portfolio will not be able to sell the underlying security, before the option expires or the option is exercised by the holder.

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The Portfolio will effect a closing transaction to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of an underlying security prior to the expiration date of the option, or to allow for the writing of another call option on the same underlying security with either a different exercise price or expiration date or both.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Portfolio's ability to effect closing transactions. The Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Inflation Protected Plus Portfolio may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio and Natural Resources Portfolio may each write call options on futures contracts on its respective index or securities included therein only for hedging purposes to protect the price of securities it holds or intends to buy and when such transactions enable it to correlate its investment performance more closely to that of their respective indexes than would a direct purchase of securities included in their respective indexes. The Portfolios will not write options on futures contracts for speculative purposes.

A futures contract on a debt security is a binding contractual commitment that will result in an obligation to make or accept delivery, during a specified future time, of securities having a standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

Upon the exercise of a call option on a futures contract, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by a Portfolio is exercised, the Portfolio intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Portfolio will be able to enter into an offsetting trans-action with respect to a particular contract at a particular time, but it may always deliver the underlying security.

As a writer of options on futures contracts, a Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Portfolio. If the option is exercised, the Portfolio might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. A Portfolio will not write options on futures contracts unless, in the Advisor's or Subadvisor's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks. While options may be sold in an effort to reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a worse overall performance for the Portfolio than if it had not entered into any options transactions. The values of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The price of S&P 500 Index, S&P 400 MidCap Index, Russell 2000 Index, Nasdaq 100 Index, EAFE Index and other index futures are also volatile and are influenced, among other things, by changes in conditions in the securities markets in general.

In the event of an imperfect correlation between a futures position (and a related option) and a Portfolio position that is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different factors, such as variations in speculative market demand for futures and for securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

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Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities being hedged, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Portfolio will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the Advisor or Subadvisor may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Custodial Procedures and Margins. The Portfolios' custodian acts as each Portfolio's escrow agent as to securities on which the Portfolio has written call options and with respect to margin which the Portfolio must deposit in connection with the writing of call options on futures contracts. The Clearing Corporation (“CC”) will release the securities or the margin from escrow on the expiration of the call, or when the Portfolio enters into a closing purchase transaction. In this way, assets of the Portfolio will never be outside the control of the Portfolio's custodian, although such control might be limited by the escrow receipts issued.

At the time a Portfolio sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the notional contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. A Portfolio will earn interest income on its initial margin deposits.

In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Portfolio to supplement the margin held in escrow. This would be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC would release the appropriate amount from the escrow account.

The assets in the margin account will be released to the CC only if the Portfolio defaults or fails to honor its commitment to the CC and the CC represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Lending Portfolio Securities. Each Portfolio may lend portfolio securities with an aggregate value up to 33 1/3% of its total assets. Such loans may be terminated at any time. Each Portfolio will continuously maintain collateral equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Portfolio any income accruing thereon, and the Portfolio may invest or reinvest the collateral (if the collateral is cash) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Portfolio in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders. The Portfolio may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Advisor will review and monitor the creditworthiness of such borrowers on an ongoing basis.

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Pledging of Assets. Each Portfolio may pledge or mortgage assets in conformance with the Portfolio's fundamental investment restrictions regarding borrowing and reverse repurchase agreements. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

Since 2008, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest. During periods of extreme market volatility, prices of securities held by the Portfolios may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Portfolios could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

This instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated. Such legislation or regulation could limit or preclude the Portfolios' ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                Each Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio as defined under the 1940 Act. The Portfolios’ fundamental investment restrictions provide that no Portfolio is allowed to:

                (1)        Issue senior securities (except that each Portfolio may borrow money as described in restriction (9) below).

(2)        With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for the Natural Resources Portfolio and the Nasdaq 100 Index Portfolio), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

(3)        Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

(4)        Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction does not apply to the Natural Resources Portfolio or the Nasdaq 100 Index Portfolio.

(5)        Purchase or sell commodities, commodity contracts, or real estate, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to futures contracts or options purchased by the Portfolios in compliance with non-fundamental restrictions 5 and 6 below.

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(6)        Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

(7)       Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

(8)        Lend its securities, if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets.

(9)        Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements (all Portfolios except Large Cap Value Portfolio may enter into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The EAFE International Index Portfolio will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

(10)      Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Portfolio and except as it may be deemed such in a sale of restricted securities.

(11)      Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

                (12)      As to all Portfolios, enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

Calvert VP Natural Resources Portfolio will treat each ETF as an investment company and each ETN as a security of the issuer for purposes of determining diversification requirements of Section 5 of the 1940 Act.

Nonfundamental Investment Restrictions

                The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. Under these restrictions, no Portfolio may:

(1)        Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with the other Portfolios or with other accounts advised or sponsored by the Advisor or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

(2)        Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Advisor or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

(3)        Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

(4)        Invest in companies for the purpose of exercising control (alone or together with the other Portfolios).

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The Fund has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval. Under these restrictions:

Each Portfolio (except Large Cap Value Portfolio) may not:

 (5)       Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except that as a temporary investment strategy until the Portfolio reaches $25 million ($50 million in the case of the Russell 2000 Small Cap Index Portfolio, Nasdaq 100 Index Portfolio and EAFE International Index Portfolio) in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. The Large Cap Value Portfolio may not enter into futures contracts.

(6)        Invest in options unless no more than 5% of its assets are paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Portfolio's assets consist of collateral for outstanding options. The Large Cap Value Portfolio may not buy or write option contracts.

Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

In addition to the investment restrictions described above, the Fund will comply with restrictions contained in any current insurance laws in order that the assets of life insurance company separate accounts may be invested in Portfolio shares.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemption of Portfolio shares are effected only through the separate accounts of Insurance Companies.  The Portfolio will be deemed to have received a purchase or redemption order when the applicable Insurance Company receives the order in good order. The customer orders will be priced at the Portfolio’s NAV next computed after they are received by the Insurance Company.

                The Portfolios have no  arrangement with any person to permit frequent purchases and redemptions of Portfolio shares.

Each Portfolio has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act. The notice states that the Portfolio may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Portfolio, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

                See the Prospectuses for additional details on purchases and redemptions.

NET ASSET VALUE

Shares of each Portfolio are issued and redeemed at the NAV per share of the Portfolio. Each Portfolio’s NAV per share is determined by dividing that Portfolio’s total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding. Expenses are accrued daily, including the investment advisory fee. The NAVs of each Portfolio fluctuate based on the respective market value of the Portfolio’s investments. The NAV per share of each of the Portfolios is determined every business day as of the close of the regular session of the NYSE (generally 4:00 p.m. Eastern time). The Portfolios do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

In calculating NAV, the Portfolio follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as “trade date plus one” or “T + 1 accounting”. Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on trade date.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation at the Portfolio level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio’s net investment income or realized net capital gains, if any, are normally paid once a year. However, the Portfolios do not intend to make distributions from realized net capital gains unless available capital loss carryforwards, if any, have been used or have expired. Utilization of these capital loss carryforwards may be subject to annual limitations under section 382 of the Code.  Capital loss carryforwards as of December 31, 2011 were as follows:

Large Cap Value Portfolio	$37,378,638
S&P 500 Index Portfolio	$12,270,191
S&P MidCap 400 Index Portfolio	$12,848,400
Nasdaq 100 Index Portfolio	$0
Russell 2000 Small Cap Index Portfolio	$352,882
EAFE International Index Portfolio	$16,492,005
Barclays Capital Aggregate Bond Index Portfolio	$0
Inflation Protected Plus Portfolio	$0
Natural Resources Portfolio	$0

                Since the shareholders of the Portfolios are Insurance Companies, this SAI does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF TOTAL RETURN

Total Return and Other Quotations:

                The Portfolios may each advertise “total return.” Total return differs from yield in that yield figures measure only the income component of a Portfolio’s investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10-year periods at the end of such periods (or portions thereof if applicable). Total return is historical in nature and is not intended to indicate future performance.

                Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio’s Prospectus.

                Total return, like NAV per share, fluctuates in response to changes in market conditions. Total return for any particular time period should not be considered an indication of future return.

25

DIRECTORS AND OFFICERS

The Board of Directors supervises each Portfolio’s activities and reviews its contracts with companies that provide it with services. Business information about the Directors and Officers as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below. Independent Directors refers to those Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Position

Position

# of Calvert

Other

					Directorships

Name &

with

Start

Principal Occupation

Portfolios

During

Age

Fund

Date

During Last 5 Years

Overseen

Last 5 Years

Independent Directors

FRANK H. BLATZ, JR., Esq. AGE: 76	Director	2008	Of counsel to firm of Schiller & Pittenger, P.C.	16	None
ALICE GRESHAM BULLOCK AGE: 61	Director	2008	Professor at Howard University School of Law. She is former Dean of Howard University School of Law and Deputy Director of the Association of American Law Schools.	18	None
M. CHARITO KRUVANT AGE: 66	Director	2008	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	• Acacia Federal Savings Bank • Summit Foundation • WETA Public Broadcasting
CYNTHIA MILLIGAN AGE: 65	Director	2008	Dean Emeritus (as of May 2009), College of Business Administration, University of Nebraska, Lincoln. She is the former President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	18	• Wells Fargo Company- NYSE • Gallup, Inc. • W.K. Kellogg Foundation • Raven Industries - NASDAQ • Colonial Williamsburg Foundation • Prison Fellowship Ministries Foundation

ARTHUR J. PUGH

AGE: 74	Director	2008	Retired executive.	16	• Acacia Federal Savings Bank (through 2009)

	Position	Position		# of Calvert	Other Directorships

Name &

	with	Start	Principal Occupation	Portfolios	During

Age

	Fund	Date	During Last 5 Years	Overseen	Last 5 Years
Interested Directors
BARBARA J. KRUMSIEK* AGE: 59

	Director & Chairperson	2008	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	43	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) (through 4/29/12) • Griffin Realty Corp.
WILLIAM LESTER* AGE: 54	Director & President	2008	As of May 2009, Executive Vice President Finance/Investments and Corporate Treasurer of UNIFI Companies. Mr. Lester also continues to serve as President and Chair of Summit Investment Advisors, Inc.	16	• Acacia Federal Savings Bank • Summit Investment Advisors, Inc. • Ameritas Investment Corp.

26

Name & Age

Position with Fund

Position Start Date

Principal Occupation During Last 5 Years
Officers
MICHAEL T. ABRAMO AGE: 38

Vice President

2011

Vice President of the Calvert Investment Management, Inc. (the “Advisor”) (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
KAREN BECKER AGE: 59

Chief Compliance Officer

2008

Chief Compliance Officer for the Calvert Funds and Head of the Securities Operations Department for the Advisor.
SUSAN WALKER BENDER, Esq. AGE: 53

Assistant Vice President & Assistant Secretary

2008

Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS A. DAILEY AGE: 47

Vice President

2008

Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds.
MATTHEW DUCH AGE: 36

Vice President

2011

Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 43

Assistant Vice President & Assistant Secretary

2008

Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 47

Vice President

2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 38

Assistant Secretary

2008

Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to the General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA Age: 47	Assistant Treasurer

2008

Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary

2008

Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 55	Assistant Secretary

2008

Assistant Secretary and Regulatory Matters Manager of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 49	Assistant Vice President & Assistant Secretary

2008

Assistant Vice President, Assistant Secretary, and Assistant General Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL Esq. AGE: 59	Assistant Vice President & Assistant Secretary

2008

Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Investments, Inc.
JAMES R. McGLYNN, CFA AGE: 52	Vice President

2009

Senior Vice President of the Advisor. Prior to joining Calvert in 2008, Mr. McGlynn was Managing Director, Equities, at Summit Investment Partners, Inc. and lead portfolio manager of Summit’s large cap value team.

ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary

2008

Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 56

Vice President

2008

Senior Vice President of the Advisor and Chief Investment Officer-Fixed Income.
william M. Tartikoff, Esq. AGE: 64

Vice President & Secretary

2008

Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE A. TRUNOW AGE: 44

Vice President

2008

Senior Vice President of the Advisor, and Chief Investment Officer-Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. Wolfsheimer, CPA AGE: 59	Treasurer	2008	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 50	Fund Controller	2008	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.
27

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund’s Advisor and certain affiliates. Mr. Lester is an interested person of the Fund since he is an Officer of the parent company of the Fund’s Advisor.

The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of March 31, 2012, the Directors and Officers of the Fund as a group own less than 1% of each Portfolio’s outstanding shares.

Additional Information about the Directors

The Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion.  The Board of Directors has also considered the contributions that each Director can make to the Board and the Portfolios.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director:  Mr. Blatz, legal experience; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Kruvant, experience as a chief executive officer of a private company and experience as a board member of various organizations; Ms. Milligan, academic leadership experience, experience as a chief executive officer of a private company, and experience as a board member of various organizations; Mr. Pugh, experience as a business executive and experience as a board member of a bank; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Lester, experience as a chief executive officer of an investment management firm.  References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on the Board by reason thereof.

Board Structure

The Board of Directors is responsible for overseeing the management and operations of the Fund and the Portfolios.  The Board consists of five Independent Directors and two Directors who are interested persons of the Fund.  Barbara J. Krumsiek, who is an interested person of the Fund, serves as Chairperson of the Board.

The Board of Directors has two standing committees:  the Governance Committee and the Audit Committee.  Each of the Governance and Audit Committees is chaired by an Independent Director and composed of all of the Independent Directors.  Although the Board has not designated a lead independent director, the Chair of the Governance Committee acts as a liaison between Fund management and the Independent Directors.  In addition, the Chairs of the Governance Committee and Audit Committee work with Fund management in formulating agendas for Board and Committee meetings.

Through the Governance and Audit Committees, the Independent Directors consider and address important matters involving the Portfolios, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Directors also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  The Board of Directors has determined that its committees help ensure that the Portfolios have effective and independent governance and oversight.  The Board of Directors has also determined that its leadership structure is appropriate given the Advisor’s sponsorship of the Portfolios, that investors have selected the Advisor to provide overall management to the Portfolios, and the Chairperson’s senior leadership role within the Advisor and an affiliated insurance company through which shares of the Portfolios may be offered.  The Board of Directors also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors from Fund management.

The Governance Committee addresses matters of fund governance, including policies on Trustee compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of independent Trustees of the Board.  These matters were addressed in meetings held four times in the past fiscal year. The current members of this Committee are Mmes. Gresham Bullock, Milligan and Kruvant and Messrs. Blatz and Pugh, each an Independent Director.

28

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control.  It met five times in the past fiscal year. The current members of this Committee are Mmes. Gresham Bullock, Milligan and Kruvant and Messrs. Blatz and Pugh, each an Independent Director.

The Board of Directors of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Portfolio, in connection with the Board’s annual consideration of the renewal of the Fund’s investment advisory, subadvisory, and underwriting agreements, as required by Section 15(c) of the 1940 Act.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Portfolios is the Board’s oversight of the risk management of the Portfolios’ investment programs and business affairs.  The Portfolios are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Portfolios, the Advisor, the Subadvisors and other service providers to the Portfolios have implemented various processes, procedures and controls to identify risks to the Portfolios, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Directors exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Portfolios, the Board of Directors requires management of the Advisor and the Fund, including the Fund’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Portfolios, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Portfolios’ securities.  The Board also receives reports from the Fund’s primary service providers, including the Subadvisors, regarding their operations as they relate to the Portfolios.

Directors’ Ownership of Portfolio Shares

The Directors owned shares in the Portfolios and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2011:

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in each	In All Registered Investment companies Overseen
Name of Director	Portfolio	By Directors in Calvert Family of Funds

Independent Directors
Frank H. Blatz Jr., Esq.	None	> $100,000
Alice Gresham Bullock	None	None
M. Charito Kruvant	None	> $100,000
Cynthia Milligan	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
William Lester	None	$10,001-$50,000

29

Directors’ Compensation

Director Compensation Table

Calvert Variable Products, Inc.

                The following table (unaudited numbers) sets forth information describing the compensation of each Director for his/her services to the Fund for each Portfolio’s most recent fiscal year ended December 31, 2011 and to all of the portfolios in the Fund Complex. Each Portfolio is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Frank H. Blatz, Jr., Esq.** (Director)	$32,587	$16,294	$51,000
Alice Gresham Bullock (Director)	$37,366	$0	$90,500
M. Charito Kruvant** (Director)	$32,587	$0	$160,000
Cynthia Milligan** (Director)	$32,587	$0	$80,500
Arthur J. Pugh** (Director)	$34,198	$0	$53,500
Barbara J. Krumsiek* (Director & Chairperson)	$0	$0	$0
William Lester* (Director & President)	$0	$0	$0

* Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and certain affiliates. Mr. Lester is an interested person of the Fund since he is a Director of the parent company of the Advisor.

** Mses. Kruvant and Milligan and Messrs. Blatz and Pugh have chosen to defer a portion of their compensation. As of December 31, 2011, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $485,772; $269,298; $1,520,577; and $515,895, respectively.

***As of December 31, 2011, the Fund Complex consisted of forty-three (43) funds.

Directors of each Portfolio not employed by the Fund’s Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Portfolio’s assets, liabilities, net assets, and net income per share.

30

INVESTMENT ADVISOR AND SUBADVISORS

                The Fund’s investment advisor is Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), a subsidiary of Calvert Investments, Inc., which is a subsidiary of UNIFI Mutual Holding Company (“UNIFI”).

Under the Investment Advisory Agreement with respect to the Portfolios, the Advisor provides investment advice to the Portfolios and oversees the day-to-day operations, subject to the supervision and direction of the Board of Directors. The Advisor provides the Portfolios with investment supervision and management, and office space; furnishes executive and other personnel to the Portfolios; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Portfolios pay all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy materials to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus under “More Information on Fees and Expense”, the Portfolios have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolios’ uninvested cash balances. These credits are used to reduce Portfolio expenses. In those Portfolios where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Directors periodically reviews and evaluates the expense offset arrangement.

                Under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, of 0.64% of Large Cap Value Portfolio’s average daily net assets (the investment advisory fee includes the cost of evaluating investments according to the Portfolio’s sustainable and responsible investment criteria); 0.25% of S&P 500 Index Portfolio’s average daily net assets; 0.30% of S&P MidCap 400 Index Portfolio’s average daily net assets; 0.35% of Nasdaq 100 Index Portfolio’s average daily net assets; 0.35% of Russell 2000 Small Cap Index Portfolio’s average daily net assets; 0.56% of EAFE International Index Portfolio’s average daily net assets; 0.30% of Barclays Capital Aggregate Bond Index Portfolio’s average daily net assets; 0.50% of Inflation Protected Plus Portfolio’s average daily net assets; and 0.55% of Natural Resources Portfolio’s average daily net assets.

                The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Portfolio for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees or reimburse expenses of the Portfolio, except as noted in the Portfolio’s Prospectus.

                The following chart shows the Investment Advisory fees paid to the Advisor for the past three fiscal years.

	2009	2010	2011
Large Cap Value Portfolio	$973,582	$1,059,138	$903,339
S&P 500 Index Portfolio	$537,555	$572,279	$624,442
S&P MidCap 400 Index Portfolio	$272,987	$425,438	$561,142
Nasdaq 100 Index Portfolio	$72,643	$144,355	$204,382
Russell 2000 Small Cap Index Portfolio	$212,159	$326,908	$391,103
EAFE International Index Portfolio	$416,753	$779,704	$963,979
Barclays Capital Aggregate Bond Index Portfolio	$139,683	$224,592	$427,772
Inflation Protected Plus Portfolio	$126,387	$163,435	$234,582
Natural Resources Portfolio	$66,676	$150,969	$259,588

                The Portfolio received expense reimbursements from the Advisor in the following amounts during the past three fiscal years.

	2009	2010	2011
Large Cap Value Portfolio	$170,174	$161,909	$141,597
S&P 500 Index Portfolio	$178,788	$180,646	$164,033
S&P MidCap 400 Index Portfolio - Class I	$16,885	$50,896	$15,821
S&P MidCap 400 Index Portfolio - Class F	$4,052	$1,747	$2,082
Nasdaq 100 Index Portfolio	$18,821	$10,475	$9,634
Russell 2000 Small Cap Index Portfolio - Class I	$91,538	$106,865	$82,892
Russell 2000 Small Cap Index Portfolio - Class F	$7,421	$6,453	$7,224
EAFE International Index Portfolio - Class I	$68,463	$156,528	$73,346
EAFE International Index Portfolio - Class F	$7,656	$9,249	$6,027
Barclays Capital Aggregate Bond Index Portfolio	$0	$0	$0
Inflation Protected Plus Portfolio	$14,595	$21,488	$12,568
Natural Resources	$17,725	$32,904	$36,128

31

Subadvisors

                Summit Investment Advisors, Inc. (“Summit”), 390 Cotner Blvd., Lincoln, NE 68505, is a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of UNIFI. Summit serves as subadvisor for the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Barclays Capital Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, and Natural Resources Portfolio. For each portfolio, Summit receives a subadvisory fee, payable monthly by the Advisor, of 50% of the balance of the advisory fee (less reimbursements, and less platform fees*), based on the current value of net assets for the respective Portfolio.

* Platform fees are those non-sales related revenue sharing fees, which may include service and recordkeeping fees, generated by a Portfolio’s participation on third party investment platforms.

World Asset Management, Inc. (“WAM”), 255 E. Brown Street, Suite 250, Birmingham, MI 48009, is a wholly-owned subsidiary of Comerica, Inc. WAM serves as subadvisor for the EAFE International Index Portfolio. The Advisor will pay WAM a monthly fee computed on a daily basis, at an annual rate, equal to: 0.10% of the first $100 million of the Portfolio’s daily net assets, 0.06% of the next $100 million of daily net assets, and 0.03% of daily net assets in excess of $200 million.

The Advisor and the Fund have received an exemptive order to permit it and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an “affiliated person,” as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval.** Within 90 days of the hiring of any Subadvisor or the implementation of any material change in an Investment Subadvisory Agreement with an unaffiliated Subadvisor, the affected Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change to the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

** For purposes of this discussion, Summit is considered to be an “affiliated person."

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Portfolio’s Portfolio Managers, identified in the applicable Prospectus of the Portfolio, is provided below.

A.            Other Accounts Managed by Portfolio Managers of the Portfolios

The following Portfolio Managers of the Portfolios are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The “Other Accounts” category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.

32

LARGE CAP VALUE PORTFOLIO

Calvert:

James R. McGlynn

Accounts Managed (other than Large Cap Value Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	4
Total Assets in Other Accounts Managed	$84,074,892	$0	$84,663,496
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

Yvonne M. Bishop

Accounts Managed (other than the Large Cap Value Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	4
Total Assets in Other Accounts Managed	$84,074,892	$0	$84,663,496
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

S&P 500 INDEX PORTFOLIO

Summit:

Gary R. Rodmaker, CFA

Accounts Managed (other than S&P 500 Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	7
Total Assets in Other Accounts Managed	$4,607,285,006	$0	$2,698,649,966
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

33

Summit:

Kevin L. Keene, CFA

Accounts Managed (other than S&P 500 Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	2
Total Assets in Other Accounts Managed	$1,439,296,364	$0	$1,064,409,146
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

S&P MIDCAP 400 INDEX PORTFOLIO

Summit:

Gary R. Rodmaker, CFA

Accounts Managed (other than S&P MidCap 400 Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	7
Total Assets in Other Accounts Managed	$4,528,454,675	$0	$2,698,649,966
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Summit:

Kevin L. Keene, CFA

Accounts Managed (other than S&P MidCap 400 Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	2
Total Assets in Other Accounts Managed	$1,360,466,033	$0	$1,064,409,146
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

NASDAQ 100 INDEX PORTFOLIO

Summit:

Gary R. Rodmaker, CFA

Accounts Managed (other than Nasdaq 100 Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	7
Total Assets in Other Accounts Managed	$4,402,205,226	$0	$2,698,649,966
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
34

Summit:

Kevin L. Keene, CFA

Accounts Managed (other than Nasdaq 100 Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	2
Total Assets in Other Accounts Managed	$1,234,216,584	$0	$1,064,409,146
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Summit:

Gary R. Rodmaker, CFA

Accounts Managed (other than Russell 2000 Small Cap Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	7
Total Assets in Other Accounts Managed	$4,445,172,272	$0	$2,698,649,966
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Summit:

Kevin L. Keene, CFA

Accounts Managed (other than Russell 2000 Small Cap Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	2
Total Assets in Other Accounts Managed	$1,277,183,630	$0	$1,064,409,146
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

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BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO

Summit:

Gary R. Rodmaker, CFA

Accounts Managed (other than Barclays Capital Aggregate Bond Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	7
Total Assets in Other Accounts Managed	$4,516,835,572	$0	$2,698,649,966
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Summit:

D. Scott Keller, CFA

Accounts Managed (other than Barclays Capital Aggregate Bond Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	7
Total Assets in Other Accounts Managed	$448,108,793	$0	$3,908,677,424
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

INFLATION PROTECTED PLUS PORTFOLIO

Summit:

Gary R. Rodmaker, CFA

Accounts Managed (other than Inflation Protected Plus Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	7
Total Assets in Other Accounts Managed	$4,410,563,357	$0	$2,698,649,966
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Summit:

D. Scott Keller, CFA

Accounts Managed (other than Inflation Protected Plus Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	7
Total Assets in Other Accounts Managed	$341,836,578	$0	$3,908,677,424
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
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NATURAL RESOURCES PORTFOLIO

Summit:

Gary R. Rodmaker, CFA

Accounts Managed (other than Natural Resources Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	0	7
Total Assets in Other Accounts Managed	$4,396,862,292	$0	$2,698,649,966
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Summit:

D. Scott Keller, CFA

Accounts Managed (other than Natural Resources Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	7
Total Assets in Other Accounts Managed	$328,135,513	$0	$3,908,677,424
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Summit:

Ryan D. Johnson, CFA

Accounts Managed (other than Natural Resources Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	513
Total Assets in Other Accounts Managed	$0	$0	$539,623,924
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

.

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EAFE International Index Portfolio

World Asset Management:

Theodore D. Miller

Accounts Managed (other than EAFE International Index Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	19	3
Total Assets in Other Accounts Managed	$0	$2,370,621,470	$695,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

B.            Potential Conflicts of Interest in Managing a Portfolio and Other Accounts

                The following describes material conflicts of interest, which may potentially arise in connection with the management of a Portfolio’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Portfolios” above.

LARGE CAP VALUE PORTFOLIO

Calvert:

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The portfolio management team members are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  The Portfolio relies  on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment.  In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

S&P 500 INDEX PORTFOLIO, S&P MIDCAP 400 INDEX PORTFOLIO, NASDAQ 100 INDEX PORTFOLIO, RUSSELL 2000 SMALL CAP INDEX PORTFOLIO, BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO, INFLATION PROTECTED PLUS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO

Summit:

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio on one hand, and the management of other registered investment companies and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. Summit has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

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EAFE International Index Portfolio

World Asset Management:

As indicated in the table above, portfolio managers at WAM may manage numerous accounts for multiple clients. These client accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers at WAM may make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A summary of certain potential conflicts of interest is provided below. Please note, however, that this summary is not intended to describe every possible conflict of interest that a portfolio manager may face.

Potential Conflicts Relating to the Interests of Comerica:   Comerica is engaged through its subsidiaries in a wide variety of banking, insurance, broker-dealer, asset management, and other activities.  Comerica and its subsidiaries therefore have business relationships, or may be in competition, with many issuers of securities.  If a portfolio manager knows of these relationships or thinks that they may exist, the portfolio manager may have an incentive to vote securities held or, in the case of actively managed accounts, purchase or sell these securities or otherwise manage client accounts in a manner designed to benefit Comerica.

Potential Conflicts Relating to Managing Multiple Advised Accounts:   Even if there is no financial or other advantage to a portfolio manager, WAM or Comerica, a portfolio manager managing assets for multiple clients must make decisions that could be deemed to benefit some clients more than others, or benefit some clients to the detriment of others.  In addition, the time and attention devoted to a single account by a portfolio manager will vary across accounts.

WAM portfolio managers are subject to numerous compliance policies and procedures with respect to conflicts of interest, including Codes of Ethics and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, WAM does not utilize Comerica Securities, an affiliated broker-dealer, for the execution of advisory client trades.

WAM has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) as well as dedicated compliance staff whose activities are focused on monitoring the compliance policies and procedures of WAM in order to detect and address potential and actual conflicts of interest. Furthermore, senior personnel at  WAM periodically review the performance of all WAM portfolio managers.  However, there can be no assurance that the compliance programs will achieve their intended result.

C.            Compensation of Portfolio Managers of the Portfolios

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Portfolio, the Advisor and/or Subadvisor of the Portfolio, or any other sources with respect to management of the Portfolio, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See “Other Accounts Managed by Portfolio Managers of the Portfolios” above.

Calvert:

Compensation with Respect to Management of the Large Cap Value Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, and long- and short-term performance of Portfolios overseen, relative to Portfolio benchmarks. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A
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Summit:

Compensation with Respect to Management of the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Barclays Capital Aggregate Bond Index Portfolio, Inflation Protected Plus Portfolio, and Natural Resources Portfolio

and Other Accounts as of December 31, 2011

Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Summit	The base salary is a fixed amount based on industry market compensation surveys.
Bonus	Summit

The annual bonus is calculated as a percentage of base salary and on various criteria, including annual profitability compared to its budget, assets under management, personal performance criteria and specific performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted average basis among accounts with the same investment objectives.

Deferred Compensation	Summit

Managing Directors and above may defer a portion of their compensation over an agreed upon term. Such deferral may be directed among various investment options, including those with the returns associated with certain Calvert Funds.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	A long-term incentive compensation plan based on performance criteria established from time to time by the UNIFI Board of Directors for eligible employees.

World Asset Management:

Compensation with Respect to Management of the EAFE International Index Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	WAM	WAM offers industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position.
Bonus	WAM

An overall firm bonus pool is earned based on meeting key corporate initiatives and objectives. Members of the portfolio management team are eligible to earn a bonus based on that pool. Individual bonuses for all members of the portfolio management team are influenced by the profitability of the firm as well as meeting key departmental objectives.

Deferred Compensation	WAM

Portfolio managers are also eligible for long-term incentives in the form of (1) options to purchase shares of Comerica Inc. and/or (2) restricted shares of Comerica Incorporated stock. These programs provide additional incentives to retain key personnel within WAM as well as our parent company, Comerica, Inc.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

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D.            Securities Ownership of Portfolio Managers of the Portfolios

With respect to each Portfolio Manager identified in the applicable Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of December 31, 2011 in the Portfolio managed by that individual. The securities were valued as of December 31, 2011. (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio

	Firm	Name of Portfolio Manager	Portfolio Ownership

Large Cap Value Portfolio	Calvert	James R. McGlynn	None
		Yvonne M. Bishop	None
S&P 500 Index Portfolio	Summit	Gary R. Rodmaker	None
		Kevin L. Keene	$1 to $10,000
S&P MidCap 400 Index Portfolio	Summit	Gary R. Rodmaker	$50,001 to $100,000
		Kevin L. Keene	$1 to $10,000
Nasdaq 100 Index Portfolio	Summit	Gary R. Rodmaker	None
		Kevin L. Keene	None
Russell 2000 Small Cap Index Portfolio	Summit	Gary R. Rodmaker	$50,001 to $100,000
		Kevin L. Keene	$1 to $10,000
Barclays Capital Aggregate Bond Index Portfolio	Summit	Gary R. Rodmaker	None
		D. Scott Keller	$10,001 to $50,000
Inflation Protected Plus Portfolio	Summit	Gary R. Rodmaker	None
		D. Scott Keller	$10,001 to $50,000
Natural Resources Portfolio	Summit	Gary R. Rodmaker	$10,001 to $50,000
		D. Scott Keller	None
		Ryan Johnson	$1 to $10,000
EAFE International Index Portfolio	WAM	Theodore D. Miller	None

Administrative Services Agent

                Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of the Portfolios’ affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative fee payable monthly equal to 0.10% of each Portfolio’s average daily net assets.

The following chart shows the administrative fees paid to CIAS for the past three fiscal years:

	2009	2010	2011
Large Cap Value Portfolio	$152,122	$165,490	$141,147
S&P 500 Index Portfolio	$215,022	$228,912	$249,777
S&P MidCap 400 Index Portfolio	$90,996	$141,812	$187,047
Nasdaq 100 Index Portfolio	$20,755	$41,244	$58,395
Russell 2000 Small Cap Index Portfolio	$60,617	$93,402	$111,744
EAFE International Index Portfolio	$74,420	$139,233	$172,139
Barclays Capital Aggregate Bond Index Portfolio	$46,561	$74,864	$142,591
Inflation Protected Plus Portfolio	$25,277	$32,687	$46,916
Natural Resources Portfolio	$12,123	$27,449	$47,198

TRANSFER AND SHAREHOLDER SERVICING AGENTS

                Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N. A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

41

                Calvert Investment Services, Inc. (“CIS”), a subsidiary of the Advisor, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

                For these services, BFDS receives a fee based on the number of shareholder accounts and shareholder transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CIS may contract with subagents, at the Fund’s expense, to provide recordkeeping and sub-accounting services to the Portfolios.

The following chart shows the shareholder servicing fees paid to CIS by the Portfolios for the past three fiscal years:

	2009	2010	2011
Large Cap Value Portfolio	$64	$64	$64
S&P 500 Index Portfolio	$106	$92	$96
S&P MidCap 400 Index Portfolio	$199	$222	$231
Nasdaq 100 Index Portfolio	$72	$72	$72
Russell 2000 Small Cap Index Portfolio	$206	$205	$208
EAFE International Index Portfolio	$172	$198	$207
Barclays Capital Aggregate Bond Index Portfolio	$86	$75	$80
Inflation Protected Plus Portfolio	$56	$60	$64
Natural Resources Portfolio	$72	$76	$80

METHOD OF DISTRIBUTION

                Calvert Investment Distributors, Inc. (“CID”) is the principal underwriter and distributor for the Fund. CID is an affiliate of the Advisor. Under the terms of its underwriting agreement with the Fund, CID markets and distributes the Portfolios' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Plan (the "Plan"), which permits the Fund to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class F shares may not exceed, on an annual basis, 0.20% of each Portfolio’s Class F average daily net assets. Class I shares and single-class shares have no Plan. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Portfolio shareholders, compensation to broker/dealers, underwriters, and salespersons.

                The Fund's Plan was approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such Independent Directors. In establishing the Plan, the Directors considered various factors, including the anticipated amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plan will benefit the Portfolios and their shareholders, including economies of scale that may be realized at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

                The Plan may be terminated by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the affected class of each Portfolio. Any change in the Plan that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Directors, including a majority of the Independent Directors as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Directors.

                Distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses). CID is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Portfolio shares, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CID and the broker-dealers. The Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios. The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Portfolio shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Portfolio shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of March 31, 2012, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential Investment Management Services, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors. Where payments are being made to a broker/dealer to encourage sales of Portfolio shares, the broker/dealer has an incentive to recommend Portfolio shares to its customers. Neither the Advisor nor any Subadvisor uses Portfolio brokerage to compensate broker/dealers for the sale of Portfolio shares.

42

                The Fund has entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Portfolios' securities on a "best efforts" basis. Under the terms of the agreement, CID is entitled to receive a distribution fee and a service fee from the Portfolios based on the average daily net assets of each Portfolio's respective classes. These fees are paid pursuant to the Portfolios' Plans.

Total Plan Expenses paid to the Distributor by the Portfolios for the fiscal year ended December 31, 2011 are shown in the chart below.  All of these expenses were incurred for the purpose of compensating broker/dealers.

Class F
S&P MidCap 400 Index Portfolio	$2,978
Russell 2000 Small Cap Index	$13,638
EAFE International Index Portfolio	$14,068

PORTFOLIO TRANSACTIONS

                The Fund’s Advisor and Subadvisors place orders with broker-dealers for the Portfolios’ portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Portfolios' Advisor and Subadvisors make investment decisions and select brokers and dealers under the direction and supervision of the Board of Directors.

                Broker/dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's or Subadvisor's obligation to seek best execution. The Portfolios have adopted a policy that prohibits the Advisor and the Subadvisors from using Portfolio brokerage to compensate broker/dealers for promotion or sale of Portfolio shares.

                For the last three fiscal years, total brokerage commissions paid were as follows:

	2009	2010	2011
Large Cap Value Portfolio	$151,054	$112,825	$83,752
S&P 500 Index Portfolio	$40,945	$28,841	$10,533
S&P MidCap 400 Index Portfolio	$19,279	$19,654	$13,739
Nasdaq 100 Index Portfolio	$4,133	$20,534	$5,329
Russell 2000 Small Cap Index Portfolio	$34,641	$89,536	$8,246
EAFE International Index Portfolio	$27,421	$214,334	$24,419
Barclays Capital Aggregate Bond Index Portfolio	$1,734	$1,194	$4,898
Inflation Protected Plus Portfolio	$0	$0	$0
Natural Resources Portfolio	$14,398	$19,730	$19,382
43

The decrease in brokerage commissions in 2010 for Large Cap Value Portfolio represented a return to a more normal level of brokerage commissions after an increase in 2009 due to a significant increase in the size of the Portfolio as a result of a merger of another fund into the Portfolio in December 2008; the larger base meant larger trades, which resulted in an increase in total commissions paid.  The decrease in brokerage commissions in 2011 for Large Cap Value Portfolio was due to a decrease in Portfolio assets and turnover.

Brokerage commissions for Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio and EAFE International Index increased in 2010 due to significant inflows to each Portfolio; the larger base of each Portfolio meant larger trades, which resulted in an increase in total commissions paid.  Brokerage commissions for EAFE International Index also increased in 2010 due to an increase in the size of the Portfolio as a result of the merger of another portfolio into the Portfolio in April 2010.  The decrease in brokerage commissions in 2011 for Nasdaq 100 Index Portfolio, Russell 2000 Small Cap Index Portfolio and EAFE International Index represents a return for each Portfolio to a more normal level of brokerage commissions.

                None of the Portfolios paid any brokerage commissions to affiliated persons during any of the last three fiscal years.

The Portfolios' Advisor and Subadvisors select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Portfolios. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisor, the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert funds and managed accounts.

 For the fiscal year ended December 31, 2011, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Large Cap Value Portfolio	$13,791,479	$4,358
S&P 500 Index Portfolio	$17,875,853	$3,364
S&P MidCap 400 Index Portfolio	$5,294,828	$1,714
Nasdaq 100 Index Portfolio	$7,018,547	$2,878
Russell 2000 Small Cap Index Portfolio	$10,474,995	$4,925
Barclays Capital Aggregate Bond Index Portfolio	$40,821,432	$7,554
Natural Resources Portfolio	$38,385,594	$19,382

                As of December 31, 2011, the following Portfolios held securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below:

Portfolio	Broker/Dealer	Type of Security D = debt E = equity	Amount
Large Cap Value Portfolio	Bank of America Corp.	D	$1,339,871
	Goldman Sachs Group, Inc.	E	$931,429
	JP Morgan Chase & Co.	D	$2,450,658
	Morgan Stanley	E	$1,659,761

S&P 500 Index Portfolio	Bank of America Corp.	D	$1,224,268
	Bank of New York Mellon	E	$525,405
	Citigroup, Inc.	D	$1,668,028
	Goldman Sachs Group, Inc.	E	$968,867
	Morgan Stanley	E	$488,003
	Wells Fargo & Co.	E	$3,162,041

S&P MidCap 400 Index Portfolio	Jefferies Group, Inc.	E	$335,899
	Raymond James Financial, Inc.	E	$536,444

EAFE International Index Portfolio	Barclays plc	E	$420,546
	Credit Suisse Group AG	E	$356,660
	Deutsche Bank AG	E	$471,276
	UBS AG	E	$576,290

Barclays Capital Aggregate Bond Index Portfolio	Bank of America Corp.	D	$989,906
	Citigroup, Inc.	D	$594,429
	Deutsche Bank AG	D	$153,483
	Goldman Sachs	D	$352,154
	JP Morgan Chase	D	$1,713,207
	Morgan Stanley	D	$475,263

Inflation Protected Plus Portfolio	Bank of America Corp.	D	$882,897
	Bank of NY Mellon Corp.	D	$99,036
	Citigroup	D	$974,538
	Goldman Sachs	D	$771,517
	JP Morgan Chase	D	$1,419,872
	Morgan Stanley	D	$951,127
44

The portfolio turnover rates for the last two fiscal years were as follows:

	2010	2011
Large Cap Value Portfolio	27%	16%
S&P 500 Index Portfolio	9%	7%
S&P MidCap 400 Index Portfolio	17%	16%
Nasdaq 100 Index Portfolio	26%	23%
Russell 2000 Small Cap Index Portfolio	42%	17%
EAFE International Index Portfolio	77%	24%
Barclays Capital Aggregate Bond Index Portfolio	99%	40%
Inflation Protected Plus Portfolio	96%	38%
Natural Resources Portfolio	30%	28%

                The portfolio turnover rate for each of EAFE International Index Portfolio and Barclays Capital Aggregate Bond Index Portfolio returned to a more normal level in 2011 after each experienced an increase in 2010 due to continuous rebalancing activity during a period of sharp growth in assets.  The decrease in turnover for Inflation Protected Plus Portfolio was due to growth in Portfolio assets.

PORTFOLIO HOLDINGS DISCLOSURE

                The Portfolios have adopted a Portfolio Holdings Disclosure Policy (“Disclosure Policy”) that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Portfolio’s portfolio holdings.

45

Publicly Available Portfolio Holdings

Information regarding a Portfolio’s portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on www.calvert.com/institutional-VP-FundHoldings.html.  This information may be a Portfolio’s complete portfolio holdings, such as those disclosed in its Semi-Annual or Annual Reports and filed with the Commission on Form N-CSR, or in its quarterly holding reports filed with the SEC on Form N-Q after the Portfolio’s first and third quarters. From time to time, a Portfolio may disclose on www.calvert.com  whether it holds a particular security, in response to media inquiries. A Portfolio’s publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Portfolios’ Disclosure Policy, as described generally below, allows the disclosure of a Portfolio’s non-public portfolio holdings for the Portfolio’s legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide a Portfolio’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Portfolio’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Portfolio (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Portfolio and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Portfolio’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Portfolios and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Portfolio, or, at a minimum, not harm the Portfolio, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Portfolio, the Advisor, nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Portfolio’s non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund’s Board of Directors. The Board of Directors shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Portfolios’ portfolio securities is made available and the frequency (following a 15-day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Coninco	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Dahab Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt Ennisknupp	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mass Mutual	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monroe Vos Consulting	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Nordea Investment Management	Portfolio Holdings	Quarterly
Oyens & Van Eeghen	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Summit Strategies	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TIAA-CREF Trust Company	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly
46

PERSONAL SECURITIES TRANSACTIONS

                The Fund, the Advisor and Subadvisors, as applicable, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards of the Advisor as defined in the rule when dealing with the public. The Code of Ethics permits associated persons of the Fund, the Advisor and Subadvisors, as applicable, and principal underwriter, to invest in securities that may be purchased or held by the Portfolios. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines for Calvert Family of Funds. The Guidelines include the policies and procedures that the Portfolios use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Portfolio shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, the Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS

TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of the Fund should send the communication to the attention of the Fund’s Secretary at the following address:

                Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Suite 1000N

                Bethesda, Maryland 20814

All communications should state the specific Portfolio to which the communication relates. After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Directors.

In its function as a nominating committee, the Governance Committee of the Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Portfolio who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Portfolio. Shareholders of a Portfolio who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund’s Secretary at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Director. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Director may request the Fund’s Policy for the Consideration of Director Nominees by contacting the Fund’s Secretary at the address above.

47

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund’s Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund’s Secretary at the address above. Communications to individual Directors or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

                KPMG LLP serves as the independent registered public accounting firm for the Portfolios.  State Street Bank & Trust Company, N.A. serves as custodian of the Portfolios’ investments. The custodian has no part in deciding the Portfolios’ investment policies or the choice of securities that are to be purchased or sold for the Portfolios.

GENERAL INFORMATION

Each Portfolio is a series of Calvert Variable Products, Inc., an open-end management investment company organized as a Maryland Corporation. All of the Portfolios are diversified, except for the Natural Resources Portfolio and Nasdaq 100 Portfolio, which are non-diversified. Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Portfolio offers a single class of shares, except for the S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and EAFE International Index Portfolio, which each offer two share classes: Class I and Class F. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing expenses, resulting in differing net asset values and distributions. Upon liquidation of a Portfolio, shareholders are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund issues separate shares for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and a Portfolio’s shareholders will vote Portfolio shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

                All shares of common stock have equal voting rights (regardless of the NAV per share) except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a Portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any Portfolio are entitled to redeem their shares as set forth above under “Purchase and Redemption of Shares.” The shares do not have cumulative voting rights, and the holders of more than 50% of the shares of the Fund voting for the election of Directors can elect all of the Directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Directors.

                The Fund’s Board of Directors has adopted a “proportional voting” policy, meaning that Insurance Companies will vote all of a Portfolio’s shares, including shares the Insurance Companies hold, in return for providing the Portfolio with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners. As a result of proportional voting, a small number of contractholders and/or policyowners may determine the outcome of a shareholder vote.

                The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, can instruct the respective Insurance Company how to vote each share in which you have a beneficial interest.

48

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          As of March 31, 2012, to the Fund’s knowledge, the following entities beneficially owned more than 25% of the voting securities of the listed Portfolios:

Portfolio Name	% Ownership
Name and Address

Large Cap Value Portfolio

Ameritas Life Insurance Corp.	51.17%
Lincoln, NE

S&P MidCap 400 Index Portfolio

Ameritas Life Insurance Corp.	30.81%
Lincoln, NE

Nasdaq 100 Index Portfolio

Ameritas Life Insurance Corp.	51.32%
Lincoln, NE

Russell 2000 Small Cap Index Portfolio

Ameritas Life Insurance Corp.	25.40%
Lincoln, NE

EAFE International Index Portfolio

Ameritas Life Insurance Corp.	36.41%
Lincoln, NE

Barclays Capital Aggregate Bond Index Portfolio

Ameritas Life Insurance Corp.	63.44%
Lincoln, NE

Inflation Protected Plus Portfolio

Ameritas Life Insurance Corp.	62.54%
Lincoln, NE

Natural Resources Portfolio

Ameritas Life Insurance Corp.	50.55%
Lincoln, NE

Ameritas Life Insurance Corp. is domiciled in Nebraska, and is an affiliate of the Fund’s Advisor and principal underwriter. Ameritas Life Insurance Corp. is a subsidiary of Ameritas Holding Company, which is a subsidiary of UNIFI Mutual Holding Company.  Union Central Life Insurance Co. is a subsidiary of Ameritas Life Insurance Corp.

As of March 31, 2012, to the Fund’s knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Portfolios as shown:

49

Portfolio Name	% Ownership
Name and Address

Large Cap Value Portfolio

Ameritas Life Insurance Corp.	51.17%
Account VA2
Lincoln, NE

Union Central Life Insurance Co.	19.74%
Account Y
Cincinnati, OH

Ameritas Life Insurance Corp.	23.93%
Account V
Lincoln, NE

S&P 500 Index Portfolio

Ameritas Life Insurance Corp.	23.06%
Account VA2
Lincoln, NE

Union Central Life Insurance Co.	21.89%
Account G
Lincoln, NE

Ameritas Life Insurance Corp.	21.05%
Account D
Lincoln, NE

Union Central Life Insurance Co.	10.00%
Account Y
Cincinnati, OH

Union Central Life Insurance Co.	8.70%
Account Z
Cincinnati, OH

Ameritas Life Insurance Corp.	8.06%
Account V
Lincoln, NE

Ameritas Life Insurance Corp.	6.14%
Account G
Lincoln, NE

S&P MidCap 400 Index Portfolio

Horace Mann Life Insurance Company	37.81% of Class F
Springfield, IL

Symetra Life Insurance Company	24.28% of Class F
Bellevue, WA

Farm Bureau Life	14.92% of Class F
Mutual Fund Accounting
West Des Moines, IA

Principal Life Insurance Co.	9.39% of Class F
Variable Universal Life
Account X
Des Moines, IA

Principal Life Insurance Co.	8.19% of Class F
Variable Universal Life
Account Y
Des Moines, IA

Ameritas Life Insurance Corp.	31.15% of Class I
Account VA2
Lincoln, NE

Union Central Life Insurance Co.	18.72% of Class I
Account G
Cincinnati, OH

Ameritas Life Insurance Corp.	13.38% of Class I
Account V
Lincoln, NE

Union Central Life Insurance Co.	9.54% of Class I
Account Y
Cincinnati, OH

Union Central Life Insurance Co.	5.86% of Class I
Account Z
Cincinnati, OH

Ameritas Life Insurance Corp.	5.36% of Class I
Account D
Lincoln, NE

Farm Bureau Life	5.19% of Class I
West Des Moines, IA

Nasdaq 100 Index Portfolio

Ameritas Life Insurance Corp.	51.32%
Account VA2
Lincoln, NE

Farm Bureau Life	12.34%
Mutual Fund Accounting
West Des Moines, IA

Union Central Life Insurance Co.	10.45%
Account Y
Cincinnati, OH

Ameritas Life Insurance Corp.	10.41%
Account V
Lincoln, NE

Union Central Life Insurance Co.	7.29%
Account Z
Cincinnati, OH

Russell 2000 Small Cap Index Portfolio

Principal Life Insurance Co.	57.78% of Class F
E Variable Universal Life
Des Moines, IA

Symetra Life Insurance Company	12.67% of Class F
Bellevue, WA

Principal Life Insurance Co.	11.63% of Class F
Universal Life II
Des Moines, IA

Ameritas Life Insurance Corp.	25.57% of Class I
Account VA2
Lincoln, NE

Union Central Life Insurance Co.	14.51% of Class I
Account G
Cincinnati, OH

Ameritas Life Insurance Corp.	12.59% of Class I
Account D
Lincoln, NE

Ameritas Life Insurance Corp.	9.56% of Class I
Account V
Lincoln, NE

Farm Bureau Life	8.69% of Class I
Mutual Fund Accounting
West Des Moines, IA

Union Central Life Insurance Co.	8.20% of Class I
Account Y
Cincinnati, OH

Union Central Life Insurance Co.	5.99% of Class I
Account Z
Cincinnati, OH

EAFE International Index Portfolio

Farm Bureau Life	76.69% of Class F
Mutual Fund Accounting
West Des Moines, IA

Country Investors Life Assurance	9.98% of Class F
Bloomington, IL

Ameritas Life Insurance Co.	38.30% of Class F
Account VA2
Lincoln, NE

Ameritas Life Insurance Co.	17.94% of Class I
Account D
Lincoln, NE

Union Central Life Insurance Co.	11.79% of Class I
Account G
Cincinnati, OH

Ameritas Life Insurance Co.	6.24% of Class I
Account V
Lincoln, NE

Union Central Life Insurance Co.	5.96% of Class I
Account Y
Cincinnati, OH

Connecticut General Life Insurance	5.08% of Class I
Hartford, CT

Barclays Capital Aggregate Bond Index Portfolio

Ameritas Life Insurance	63.44%
Account VA2
Lincoln, NE

Union Central Life Insurance Co.	11.19%
Account G
Cincinnati, OH

Union Central Life Insurance Co.	8.26%
Account Y
Cincinnati, OH

Ameritas Life Insurance	5.28%
Account V
Lincoln, NE

Inflation Protected Plus Portfolio

Ameritas Life Insurance Corp.	62.54%
Account VA2
Lincoln, NE

Union Central Life Insurance Co.	9.70%
Account G
Cincinnati, OH

Ameritas Life Insurance Corp.	8.40%
Account D
Lincoln, NE

Union Central Life Insurance Co.	7.69%
Account Y
Cincinnati, OH

Ameritas Life Insurance Co.	5.45%
Account G
Lincoln, NE

Natural Resource Portfolio

Ameritas Life Insurance Corp.	50.55%
Account VA2
Lincoln, NE

Ameritas Life Insurance Corp.	9.04%
Account V
Lincoln, NE

Union Central Life Insurance Co.	8.87%
Account G
Cincinnati, OH

Union Central Life Insurance Co.	8.54%
Account Y
Cincinnati, OH

Ameritas Life Insurance Corp.	7.14%
Account D
Lincoln, NE

Ameritas Life Insurance Corp.	5.95%
Account LLVA
Lincoln, NE

50

fund service providers

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder Servicing agent

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINSTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

51

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              INTRODUCTION

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

  Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability.  Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
   Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

52

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

53

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

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•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

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•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

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Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

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•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

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•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

Compensation Committee

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•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

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Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

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•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

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Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.           CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

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•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

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Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

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•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

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•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

67

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

•         The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.

•         The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

68

F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

69

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

70

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

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J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Last Revised September 2011.

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APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's)

Bonds

AAA:     An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:        An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A:            An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:       An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:          An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:            An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:       An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:          An obligation rated CC is currently highly vulnerable to nonpayment.

C:            An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:            An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

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Long-Term Obligation Ratings (source: Moody's Investors Service)

                Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:        Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba:          Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:            Obligations rated B are considered speculative and are subject to high credit risk.

Caa:        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:            Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:          Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C - OTHER INFORMATION

Item 28. Exhibits

(a)

Articles of Incorporation of  Summit Mutual Funds, Inc., incorporated by reference to Registrant's initial filing on April 3, 1984.
Articles of Amendment of Summit Mutual Funds, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 69, April 29, 2010, accession number 0000743773-10-000011.

(b)	By-laws of Summit Mutual Funds, Inc., incorporated by reference to Registrant's initial filing on April 3, 1984.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)(1)

Investment Advisory Agreement with Calvert Investment Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Schedule A and B to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 70, April 27, 2011, accession number 0000743773-11-000009.  Addendum to Investment Advisory Agreement, filed herewith.

(d)(2)

Investment Subadvisory Agreement with Summit Investment Partners, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(d)(3)	Investment Subadvisory Agreement with World Asset Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(e)

Underwriting (Distribution) Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amendment to Underwriting (Distribution) Agreement, filed herewith.

(f)	Form of Trustees' Deferred Compensation Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(g)

Custodial Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amended Appendix A to Custodial Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(h)(1)

Master Transfer Agency Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amended Schedule A to Master Transfer Agency Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(h)(2)

Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amendment to Servicing Agreement, filed herewith.

(h)(3)

Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.
Schedule A to Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 70, April 27, 2011, accession number 0000743773-11-000009. Amendment to Administrative Services Agreement, filed herewith.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors to use of Report, filed herewith.

(k)	Omitted Financial Statements (not applicable).

(l)	Letter regarding initial capital, incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed on July 2, 1984.

(m)	Plan of Distribution for Class A, incorporated by reference to Registrant's Post-Effective Amendment No. 60, September 26, 2007, accession number 0000743773-07-000039.

(n)	Amended and Restated Rule 18f-3 Multiple Class Plan, filed herewith.

(o)	Not applicable.

(p)(1)	Code of Ethics for Calvert Asset Management Company Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 66, April 30, 2009, accession number 0000743773-09-000018.

(p)(2)	Code of Ethics for Summit Investment Partners, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(p)(3)	Code of Ethics for World Asset Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(q)	Power of Attorney forms, filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant

                  Not applicable.

Item 30. Indemnification

Registrant's By-Laws, Item 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32.Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Executive Vice President and Chief Financial and Administrative Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Neil Orlofske	Regional Vice President	None
Lenore Reiner	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

         * 4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 33. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary
         Calvert Variable Products, Inc.
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 34. Management Services

         Not Applicable

Item 35.Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 27th day of April 2012.

CALVERT VARIABLE PRODUCTS, INC.

By:

_______________**__________________
Barbara J. Krumsiek
Director and Chairperson

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 27th day of April 2012, by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	Director and Chairperson

__________**____________ Ronald M. Wolfsheimer	Treasurer

__________**____________ Frank H. Blatz, Jr.	Director

__________**____________ Arthur J. Pugh	Director

__________**____________ Alice Gresham Bullock	Director

__________**____________ M. Charito Kruvant	Director

__________**_____________ Cynthia H. Milligan	Director

__________**____________ William Lester	Director

**By: /s/ Lancelot A. King
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, filed herewith.

Calvert Variable Products, Inc.
Post-Effective Amendment No. 73
Registration No. 002-90309
EXHIBIT INDEX

Exhibit No.	Description
28(d)(1)	Addendum to Investment Advisory Agreement
28(e)	Amendment to Underwriting (Distribution) Agreement
28(h)(2)	Amendment to Servicing Agreement
28(h)(3)	Amendment to Administrative Services Agreement
28(i)	Opinion and Consent of Counsel
28(j)	Consent of Independent Auditors to use of Report
28(n)	Amended and Restated Rule 18f-3 Multiple Class Plan
28(q)	Power of Attorney forms